UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:      811-21037

BLACKROCK NEW YORK MUNICIPAL BOND TRUST

(Exact name of registrant as specified in charter)

100 BELLEVUE PARKWAY, WILMINGTON, DE 19809

(Address of principal executive offices)       (Zip code)

Robert S. Kapito, President

BLACKROCK ADVISORS, INC.

40 EAST 52ND STREET, NEW YORK, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:      302 797-2162

Date of fiscal year end:      August 31, 2004

Date of reporting period:   February 29, 2004

ITEM 1. REPORTS TO SHAREHOLDERS.

The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

FIXED INCOME           LIQUIDITY           EQUITIES           ALTERNATIVES           BLACKROCK SOLUTIONS

BlackRock
Closed-End Funds
Semi-Annual Report

FEBRUARY 29, 2004 (UNAUDITED)

BlackRock Insured Municipal Income Trust (BYM)

BlackRock Municipal Bond Trust (BBK)

BlackRock Municipal Income Trust II (BLE)

BlackRock California Insured Municipal Income Trust (BCK)

BlackRock California Municipal Bond Trust (BZA)

BlackRock California Municipal Income Trust II (BCL)

BlackRock Florida Insured Municipal Income Trust (BAF)

BlackRock Florida Municipal Bond Trust (BIE)

BlackRock Maryland Municipal Bond Trust (BZM)

BlackRock New Jersey Municipal Bond Trust (BLJ)

BlackRock New York Insured Municipal Income Trust (BSE)

BlackRock New York Municipal Bond Trust (BQH)

BlackRock New York Municipal Income Trust II (BFY)

BlackRock Virginia Municipal Bond Trust (BHV)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

TABLE OF CONTENTS

Letter to Shareholders	1
Trust Summaries	2
Portfolios of Investments	16
Financial Statements
Statements of Assets and Liabilities	40
Statements of Operations	43
Statements of Changes in Net Assets	46
Financial Highlights	52
Notes to Financial Statements	66
Dividend Reinvestment Plans	72
Additional Information	72

Privacy Principles of the Trusts

The Trusts are committed to maintaining the privacy of shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Trusts collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Trusts do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of shareholders may become available to the Trusts. The Trusts do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Trusts restrict access to non-public personal information about their shareholders to BlackRock employees with a legitimate business need for the information. The Trusts maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

LETTER TO SHAREHOLDERS

February 29, 2004

Dear Shareholder:

We are pleased to report that during the semi-annual period, the Trusts continued to provide monthly income, as well as the opportunity to invest in various portfolios of municipal securities. This report contains the Trusts’ unaudited financial statements and a listing of the portfolios’ holdings.

The portfolio management team continuously monitors the municipal bond market and adjusts the portfolios in order to gain exposure to various issuers, revenue sources and security types. This strategy enables the Trusts to move among different sectors, credits and coupons to capitalize on changing market conditions.

The following table shows the Trusts’ current yields, tax-equivalent yields, closing market prices per share and net asset values (“NAV”) per share as of February 29, 2004.

		Tax-	Closing
	Current	Equivalent	Market
Trust (Ticker)	Yield[1]	Yield[1]	Price	NAV

BlackRock Insured Municipal Income Trust (BYM)	6.38%	9.81%	$14.70	$15.31
BlackRock Municipal Bond Trust (BBK)	6.91	10.62	15.01	15.69
BlackRock Municipal Income Trust II (BLE)	6.92	10.64	14.53	14.98
BlackRock California Insured Municipal Income Trust (BCK)	6.28	9.66	14.34	14.82
BlackRock California Municipal Bond Trust (BZA)	6.72	10.33	14.23	15.22
BlackRock California Municipal Income Trust II (BCL)	6.98	10.74	13.96	14.41
BlackRock Florida Insured Municipal Income Trust (BAF)	6.02	9.26	14.95	15.03
BlackRock Florida Municipal Bond Trust (BIE)	6.21	9.55	15.04	15.77
BlackRock Maryland Municipal Bond Trust (BZM)	5.46	8.40	15.69	15.61
BlackRock New Jersey Municipal Bond Trust (BLJ)	6.32	9.72	14.93	15.33
BlackRock New York Insured Municipal Income Trust (BSE)	6.14	9.44	14.66	15.08
BlackRock New York Municipal Bond Trust (BQH)	6.37	9.80	14.52	15.53
BlackRock New York Municipal Income Trust II (BFY)	6.53	10.05	14.47	14.91
BlackRock Virginia Municipal Bond Trust (BHV)	5.30	8.15	16.40	16.00

1 Yields are based on closing market price. Tax-equivalent yield assumes the maximum Federal tax rate of 35%.

BlackRock, Inc. (“BlackRock”), a world leader in asset management, has a proven commitment to the municipal bond market. As of December 31, 2003, BlackRock managed approximately $18 billion in municipal bonds, including six open-end and 37 closed-end municipal bond funds. BlackRock is recognized for its emphasis on risk management and proprietary analytics and for its reputation managing money for the world’s largest institutional investors. BlackRock Advisors, Inc., which manages the Trusts, is a wholly owned subsidiary of BlackRock.

On behalf of BlackRock, we thank you for your continued trust and assure you that we remain committed to excellence in managing your assets.

Sincerely,

Laurence D. Fink Chief Executive Officer BlackRock Advisors, Inc.	Ralph L. Schlosstein President BlackRock Advisors, Inc.

TRUST SUMMARIES (unaudited)
FEBRUARY 29, 2004

BlackRock Insured Municipal Income Trust (BYM)

Trust Information

Symbol on New York Stock Exchange:	BYM
Initial Offering Date:	October 31, 2002
Closing Market Price as of 2/29/04:	$14.70
Net Asset Value as of 2/29/04:	$15.31
Yield on Closing Market Price as of 2/29/04 ($14.70):[1]	6.38%
Current Monthly Distribution per Common Share:[2]	$ 0.078125
Current Annualized Distribution per Common Share:[2]	$ 0.937500
Leverage as of 2/29/04:[3]	36%

          1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

          2 The distribution is not constant and is subject to change.

          3 As a percentage of managed assets (as defined herein).

The table below summarizes the changes in the Trust’s market price and NAV:

	2/29/04	8/31/03	Change	High	Low
Market Price	$14.70	$13.51	8.81%	$14.84	$13.39
NAV	$15.31	$13.64	12.24%	$15.33	$13.51

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	February 29, 2004	August 31, 2003
Transportation	27%	33%
Water & Sewer	24	19
Tobacco	10	10
City, County & State	9	12
Power	8	9
Lease Revenue	6	3
Tax Revenue	5	6
Education	4	1
Hospitals	4	2
Industrial & Pollution Control	3	2
Housing	—	3

Credit Breakdown4

Credit Rating	February 29, 2004	August 31, 2003
AAA/Aaa	83%	83%
A	4	7
BBB/Baa	13	10

4 Using the higher of Standard & Poor’s (“S&P’s”), Moody’s Investors Service (“Moody’s”) or Fitch Ratings (“Fitch’s”) rating.

TRUST SUMMARIES (unaudited)
FEBRUARY 29, 2004

BlackRock Municipal Bond Trust (BBK)

Trust Information

Symbol on New York Stock Exchange:	BBK
Initial Offering Date:	April 30, 2002
Closing Market Price as of 2/29/04:	$15.01
Net Asset Value as of 2/29/04:	$15.69
Yield on Closing Market Price as of 2/29/04 ($15.01):[1]	6.91%
Current Monthly Distribution per Common Share:[2]	$ 0.086375
Current Annualized Distribution per Common Share:[2]	$ 1.036500
Leverage as of 2/29/04:[3]	36%

          1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

          2 The distribution is not constant and is subject to change.

          3 As a percentage of managed assets (as defined herein).

The table below summarizes the changes in the Trust’s market price and NAV:

	2/29/04	8/31/03	Change	High	Low
Market Price	$15.01	$13.66	9.88%	$15.25	$13.65
NAV	$15.69	$14.12	11.12%	$15.73	$14.02

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	February 29, 2004	August 31, 2003
Hospitals	19%	20%
Industrial & Pollution Control	19	26
City, County & State	12	6
Housing	10	14
Tobacco	10	9
Transportation	8	9
Tax Revenue	6	5
Lease Revenue	5	—
Power	3	3
Education	2	2
Water & Sewer	1	1
Other	5	5

Credit Breakdown4

Credit Rating	February 29, 2004	August 31, 2003
AAA/Aaa	25%	27%
AA/Aa	—	5
A	20	23
BBB/Baa	39	32
B	5	4
Not Rated[5]	11	9

4 Using the higher of S&P’s, Moody’s or Fitch’s rating.

5 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 29, 2004, the market value of these securities was $18,706,918 representing 8.2% of the Trust’s long-term investments.

TRUST SUMMARIES (unaudited)
FEBRUARY 29, 2004

BlackRock Municipal Income Trust II (BLE)

Trust Information

Symbol on American Stock Exchange:	BLE
Initial Offering Date:	July 30, 2002
Closing Market Price as of 2/29/04:	$14.53
Net Asset Value as of 2/29/04:	$14.98
Yield on Closing Market Price as of 2/29/04 ($14.53):[1]	6.92%
Current Monthly Distribution per Common Share:[2]	$ 0.08375
Current Annualized Distribution per Common Share:[2]	$ 1.00500
Leverage as of 2/29/04:[3]	38%

          1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

          2 The distribution is not constant and is subject to change.

          3 As a percentage of managed assets (as defined herein).

The table below summarizes the changes in the Trust’s market price and NAV:

	2/29/04	8/31/03	Change	High	Low
Market Price	$14.53	$13.11	10.83%	$14.72	$13.12
NAV	$14.98	$13.28	12.80%	$15.02	$13.17

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	February 29, 2004	August 31, 2003
Hospitals	22%	22%
Industrial & Pollution Control	19	18
City, County & State	15	10
Tobacco	10	9
Transportation	9	12
Housing	6	12
Tax Revenue	6	7
Lease Revenue	5	—
Water & Sewer	5	6
Power	2	2
Education	1	2

Credit Breakdown4

Credit Rating	February 29, 2004	August 31, 2003
AAA/Aaa	24%	28%
AA/Aa	7	7
A	14	20
BBB/Baa	36	27
B	4	4
CCC/Caa	2	2
Not Rated[5]	13	12

4 Using the higher of S&P’s, Moody’s or Fitch’s rating.

5 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 29, 2004, the market value of these securities was $14,048,640 representing 2.7% of the Trust’s long-term investments.

TRUST SUMMARIES (unaudited)
FEBRUARY 29, 2004

BlackRock California Insured Municipal Income Trust (BCK)

Trust Information

Symbol on the New York Stock Exchange:	BCK
Initial Offering Date:	October 31, 2002
Closing Market Price as of 2/29/04:	$14.34
Net Asset Value as of 2/29/04:	$14.82
Yield on Closing Market Price as of 2/29/04 ($14.34):[1]	6.28%
Current Monthly Distribution per Common Share:[2]	$ 0.075
Current Annualized Distribution per Common Share:[2]	$ 0.900
Leverage as of 2/29/04:[3]	37%

          1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

          2 The distribution is not constant and is subject to change.

          3 As a percentage of managed assets (as defined herein).

The table below summarizes the changes in the Trust’s market price and NAV:

	2/29/04	8/31/03	Change	High	Low
Market Price	$14.34	$13.01	10.22%	$14.54	$13.03
NAV	$14.82	$13.09	13.22%	$14.83	$12.94

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	February 29, 2004	August 31, 2003
Water & Sewer	30%	30%
Education	24	23
Tobacco	11	10
Power	10	10
Lease Revenue	10	10
City, County & State	9	7
Transportation	4	4
Housing	2	2
Tax Revenue	—	4

Credit Breakdown4

Credit Rating	February 29, 2004	August 31, 2003
AAA/Aaa	83%	84%
A	6	6
BBB/Baa	11	10

4 Using the higher of S&P’s, Moody’s or Fitch’s rating.

TRUST SUMMARIES (unaudited)
FEBRUARY 29, 2004

BlackRock California Municipal Bond Trust (BZA)

Trust Information

Symbol on New York Stock Exchange:	BZA
Initial Offering Date:	April 30, 2002
Closing Market Price as of 2/29/04:	$14.23
Net Asset Value as of 2/29/04:	$15.22
Yield on Closing Market Price as of 2/29/04 ($14.23):[1]	6.72%
Current Monthly Distribution per Common Share:[2]	$ 0.079656
Current Annualized Distribution per Common Share:[2]	$ 0.955872
Leverage as of 2/29/04:[3]	37%

          1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

          2 The distribution is not constant and is subject to change.

          3 As a percentage of managed assets (as defined herein).

The table below summarizes the changes in the Trust’s market price and NAV:

	2/29/04	8/31/03	Change	High	Low
Market Price	$14.23	$13.15	8.21%	$14.52	$13.13
NAV	$15.22	$13.71	11.01%	$15.23	$13.59

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	February 29, 2004	August 31, 2003
Education	25%	24%
Hospitals	18	17
Housing	14	15
Tobacco	12	11
City, County & State	9	12
Lease Revenue	7	1
Transportation	5	5
Water & Sewer	3	3
Industrial & Pollution Control	2	2
Power	—	5
Other	5	5

Credit Breakdown4

Credit Rating	February 29, 2004	August 31, 2003
AAA/Aaa	23%	23%
AA/Aa	4	—
A	20	31
BBB/Baa	31	24
B	2	2
Not Rated[5]	20	20

4 Using the higher of S&P’s, Moody’s or Fitch’s rating.

5 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 29, 2004, the market value of these securities was $10,224,816 representing 13.4% of the Trust’s long-term investments.

TRUST SUMMARIES (unaudited)
FEBRUARY 29, 2004

BlackRock California Municipal Income Trust II (BCL)

Trust Information

Symbol on American Stock Exchange:	BCL
Initial Offering Date:	July 30, 2002
Closing Market Price as of 2/29/04:	$13.96
Net Asset Value as of 2/29/04:	$14.41
Yield on Closing Market Price as of 2/29/04 ($13.96):[1]	6.98%
Current Monthly Distribution per Common Share:[2]	$ 0.08125
Current Annualized Distribution per Common Share:[2]	$ 0.97500
Leverage as of 2/29/04:[3]	38%

          1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

          2 The distribution is not constant and is subject to change.

          3 As a percentage of managed assets (as defined herein).

The table below summarizes the changes in the Trust’s market price and NAV:

	2/29/04	8/31/03	Change	High	Low
Market Price	$13.96	$13.01	7.30%	$13.99	$13.00
NAV	$14.41	$12.76	12.93%	$14.43	$12.62

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	February 29, 2004	August 31, 2003
City, County & State	27%	25%
Hospitals	13	13
Education	11	19
Tobacco	11	10
Lease Revenue	10	5
Transportation	10	9
Housing	8	9
Power	5	5
Water & Sewer	4	4
Industrial & Pollution Control	1	1

Credit Breakdown4

Credit Rating	February 29, 2004	August 31, 2003
AAA/Aaa	37%	47%
AA/Aa	5	—
A	14	19
BBB/Baa	23	13
B	1	1
Not Rated[5]	20	20

4 Using the higher of S&P’s, Moody’s or Fitch’s rating.

5 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 29, 2004, the market value of these securities was $8,528,630 representing 4.7% of the Trust’s long-term investments.

TRUST SUMMARIES (unaudited)
FEBRUARY 29, 2004

BlackRock Florida Insured Municipal Income Trust (BAF)

Trust Information

Symbol on New York Stock Exchange:	BAF
Initial Offering Date:	October 31, 2002
Closing Market Price as of 2/29/04:	$14.95
Net Asset Value as of 2/29/04:	$15.03
Yield on Closing Market Price as of 2/29/04 ($14.95):[1]	6.02%
Current Monthly Distribution per Common Share:[2]	$ 0.075
Current Annualized Distribution per Common Share:[2]	$ 0.900
Leverage as of 2/29/04:[3]	37%

          1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

          2 The distribution is not constant and is subject to change.

          3 As a percentage of managed assets (as defined herein).

The table below summarizes the changes in the Trust’s market price and NAV:

	2/29/04	8/31/03	Change	High	Low
Market Price	$14.95	$13.20	13.26%	$15.07	$13.31
NAV	$15.03	$13.74	9.39%	$15.03	$13.60

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	February 29, 2004	August 31, 2003
Tax Revenue	22%	22%
City, County & State	22	25
Education	16	16
Power	12	13
Transportation	8	5
Water & Sewer	8	6
Hospital	7	8
Tobacco	4	4
Housing	1	1

Credit Breakdown4

Credit Rating	February 29, 2004	August 31, 2003
AAA/Aaa	83%	82%
AA/Aa	3	4
A	4	4
BBB/Baa	5	5
Not Rated[5]	5	5

4 Using the higher of S&P’s, Moody’s or Fitch’s rating.

5 The investment advisor had deemed all of these non-rated securities to be of investment grade quality at the time of purchase.

TRUST SUMMARIES (unaudited)
FEBRUARY 29, 2004

BlackRock Florida Municipal Bond Trust (BIE)

Trust Information
Symbol on New York Stock Exchange:	BIE
Initial Offering Date:	April 30, 2002
Closing Market Price as of 2/29/04:	$15.04
Net Asset Value as of 2/29/04:	$15.77
Yield on Closing Market Price as of 2/29/04 ($15.04):[1]	6.21%
Current Monthly Distribution per Common Share:[2]	$ 0.077808
Current Annualized Distribution per Common Share:[2]	$ 0.933696
Leverage as of 2/29/04:[3]	36%

          1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

          2 The distribution is not constant and is subject to change.

          3 As a percentage of managed assets (as defined herein).

The table below summarizes the changes in the Trust’s market price and NAV:

	2/29/04	8/31/03	Change	High	Low
Market Price	$15.04	$13.55	11.00%	$15.09	$13.50
NAV	$15.77	$14.52	8.61%	$15.77	$14.41

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	February 29, 2004	August 31, 2003
Hospitals	24%	24%
City, County & State	18	14
Tax Revenue	16	16
Power	10	12
Education	8	7
Water & Sewer	7	7
Lease Revenue	5	4
Transportation	4	4
Housing	2	2
Industrial & Pollution Control	2	2
Tobacco	—	4
Other	4	4

Credit Breakdown4

Credit Rating	February 29, 2004	August 31, 2003
AAA/Aaa	40%	41%
AA/Aa	17	17
A	23	21
BBB/Baa	3	7
Not Rated[5]	17	14

4 Using the higher of S&P’s, Moody’s or Fitch’s rating.

5 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 29, 2004, the market value of these securities was $3,223,860 representing 4% of the Trust’s long-term investments.

TRUST SUMMARIES (unaudited)
FEBRUARY 29, 2004

BlackRock Maryland Municipal Bond Trust (BZM)

Trust Information

Symbol on American Stock Exchange:	BZM
Initial Offering Date:	April 30, 2002
Closing Market Price as of 2/29/04:	$15.69
Net Asset Value as of 2/29/04:	$15.61
Yield on Closing Market Price as of 2/29/04 ($15.69):[1]	5.46%
Current Monthly Distribution per Common Share:[2]	$ 0.07135
Current Annualized Distribution per Common Share:[2]	$ 0.85620
Leverage as of 2/29/04:[3]	36%

          1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

          2 The distribution is not constant and is subject to change.

          3 As a percentage of managed assets (as defined herein).

The table below summarizes the changes in the Trust’s market price and NAV:

	2/29/04	8/31/03	Change	High	Low
Market Price	$15.69	$13.90	12.88%	$15.69	$13.73
NAV	$15.61	$14.36	8.70%	$15.61	$14.24

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	February 29, 2004	August 31, 2003
Education	24%	26%
Hospitals	17	17
City, County & State	13	11
Water & Sewer	12	12
Transportation	9	9
Lease Revenue	8	8
Power	5	5
Housing	4	4
Tobacco	4	3
Other	4	5

Credit Breakdown4

Credit Rating	February 29, 2004	August 31, 2003
AAA/Aaa	35%	34%
AA/Aa	9	12
A	36	36
BBB/Baa	11	11
Not Rated[5]	9	7

4 Using the higher of S&P’s, Moody’s or Fitch’s rating.

5 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 29, 2004, the market value of these securities was $2,149,240 representing 4.5% of the Trust’s long-term investments.

TRUST SUMMARIES (unaudited)
FEBRUARY 29, 2004

BlackRock New Jersey Municipal Bond Trust (BLJ)

Trust Information

Symbol on American Stock Exchange:	BLJ
Initial Offering Date:	April 30, 2002
Closing Market Price as of 2/29/04:	$14.93
Net Asset Value as of 2/29/04:	$15.33
Yield on Closing Market Price as of 2/29/04 ($14.93):[1]	6.32%
Current Monthly Distribution per Common Share:[2]	$ 0.078582
Current Annualized Distribution per Common Share:[2]	$ 0.942984
Leverage as of 2/29/04:[3]	37%

          1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

          2 The distribution is not constant and is subject to change.

          3 As a percentage of managed assets (as defined herein).

The table below summarizes the changes in the Trust’s market price and NAV:

	2/29/04	8/31/03	Change	High	Low
Market Price	$14.93	$13.64	9.46%	$14.98	$13.65
NAV	$15.33	$13.77	11.33%	$15.37	$13.66

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	February 29, 2004	August 31, 2003
Hospitals	26%	24%
Transportation	17	17
Tobacco	11	11
City, County & State	10	5
Housing	9	15
Tax Revenue	6	5
Education	5	5
Lease Revenue	4	5
Power	4	5
Industrial & Pollution Control	4	4
Other	4	4

Credit Breakdown4

Credit Rating	February 29, 2004	August 31, 2003
AAA/Aaa	27%	28%
A	30	31
BBB/Baa	33	33
B	4	4
Not Rated[5]	6	4

4 Using the higher of S&P’s, Moody’s or Fitch’s rating.

5 The investment advisor has deemed all of these non-rated securities to be of investment grade quality.

TRUST SUMMARIES (unaudited)
FEBRUARY 29, 2004

BlackRock New York Insured Municipal Income Trust (BSE)

Trust Information

Symbol on New York Stock Exchange:	BSE
Initial Offering Date:	October 31, 2002
Closing Market Price as of 2/29/04:	$14.66
Net Asset Value as of 2/29/04:	$15.08
Yield on Closing Market Price as of 2/29/04 ($14.66):[1]	6.14%
Current Monthly Distribution per Common Share:[2]	$ 0.075
Current Annualized Distribution per Common Share:[2]	$ 0.900
Leverage as of 2/29/04:[3]	37%

          1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

          2 The distribution is not constant and is subject to change.

          3 As a percentage of managed assets (as defined herein).

The table below summarizes the changes in the Trust’s market price and NAV:

	2/29/04	8/31/03	Change	High	Low
Market Price	$14.66	$13.28	10.39%	$14.83	$13.19
NAV	$15.08	$13.45	12.12%	$15.10	$13.31

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	February 29, 2004	August 31, 2003
Transportation	33%	33%
Education	28	29
Hospitals	13	14
Tobacco	11	10
Tax Revenue	10	7
Water & Sewer	3	3
Lease Revenue	1	4
Housing	1	—

Credit Breakdown4

Credit Rating	February 29, 2004	August 31, 2003
AAA/Aaa	81%	82%
AA/Aa	2	2
A	9	9
BBB/Baa	8	7

4 Using the higher of S&P’s, Moody’s or Fitch’s rating.

TRUST SUMMARIES (unaudited)
FEBRUARY 29, 2004

BlackRock New York Municipal Bond Trust (BQH)

Trust Information

Symbol on New York Stock Exchange:	BQH
Initial Offering Date:	April 30, 2002
Closing Market Price as of 2/29/04:	$14.52
Net Asset Value as of 2/29/04:	$15.53
Yield on Closing Market Price as of 2/29/04 ($14.52):[1]	6.37%
Current Monthly Distribution per Common Share:[2]	$ 0.077099
Current Annualized Distribution per Common Share:[2]	$ 0.925188
Leverage as of 2/29/04:[3]	37%

          1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

          2 The distribution is not constant and is subject to change.

          3 As a percentage of managed assets (as defined herein).

The table below summarizes the changes in the Trust’s market price and NAV:

	2/29/04	8/31/03	Change	High	Low
Market Price	$14.52	$13.35	8.76%	$14.60	$13.35
NAV	$15.53	$14.15	9.75%	$15.57	$14.04

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	February 29, 2004	August 31, 2003
Transportation	13%	14%
Education	12	12
Tobacco	12	11
Hospitals	11	11
City, County & State	10	10
Housing	9	9
Water & Sewer	9	9
Tax Revenue	8	8
Industrial & Pollution Control	5	4
Lease Revenue	4	5
Power	3	3
Other	4	4

Credit Breakdown4

Credit Rating	February 29, 2004	August 31, 2003
AAA/Aaa	21%	21%
AA/Aa	25	26
A	38	38
BBB/Baa	7	7
B	1	—
CCC/Caa	4	4
Not Rated[5]	4	4

4 Using the higher of S&P’s, Moody’s or Fitch’s rating.

5 The investment advisor has deemed all of these non-rated securities to be of investment grade quality.

TRUST SUMMARIES (unaudited)
FEBRUARY 29, 2004

BlackRock New York Municipal Income Trust II (BFY)

Trust Information

Symbol on American Stock Exchange:	BFY
Initial Offering Date:	July 30, 2002
Closing Market Price as of 2/29/04:	$14.47
Net Asset Value as of 2/29/04:	$14.91
Yield on Closing Market Price as of 2/29/04 ($14.47):[1]	6.53%
Current Monthly Distribution per Common Share:[2]	$ 0.07875
Current Annualized Distribution per Common Share:[2]	$0.94500
Leverage as of 2/29/04:[3]	38%

          1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

          2 The distribution is not constant and is subject to change.

          3 As a percentage of managed assets (as defined herein).

The table below summarizes the changes in the Trust’s market price and NAV:

	2/29/04	8/31/03	Change	High	Low
Market Price	$14.47	$13.12	10.29%	$14.49	$13.11
NAV	$14.91	$13.36	11.60%	$14.94	$13.24

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	February 29, 2004	August 31, 2003
Education	21%	23%
Transportation	21	21
Tobacco	11	10
Industrial & Pollution Control	11	9
Hospitals	9	9
City, County & State	9	8
Tax Revenue	9	9
Water & Sewer	5	5
Housing	3	5
Power	1	1

Credit Breakdown4

Credit Rating	February 29, 2004	August 31, 2003
AAA/Aaa	16%	21%
AA/Aa	46	45
A	30	27
BBB/Baa	4	4
B	1	—
CCC/Caa	3	3

4 Using the higher of S&P’s, Moody’s or Fitch’s rating.

TRUST SUMMARIES (unaudited)
FEBRUARY 29, 2004

BlackRock Virginia Municipal Bond Trust (BHV)

Trust Information

Symbol on American Stock Exchange:	BHV
Initial Offering Date:	April 30, 2002
Closing Market Price as of 2/29/04:	$16.40
Net Asset Value as of 2/29/04:	$16.00
Yield on Closing Market Price as of 2/29/04 ($16.40):[1]	5.30%
Current Monthly Distribution per Common Share:[2]	$ 0.072428
Current Annualized Distribution per Common Share:[2]	$ 0.869136
Leverage as of 2/29/04:[3]	36%

          1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

          2 The distribution is not constant and is subject to change.

          3 As a percentage of managed assets (as defined herein).

The table below summarizes the changes in the Trust’s market price and NAV:

	2/29/04	8/31/03	Change	High	Low
Market Price	$16.40	$14.40	13.89%	$17.25	$14.30
NAV	$16.00	$14.46	10.65%	$16.00	$14.35

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	February 29, 2004	August 31, 2003
Water & Sewer	19%	19%
City, County & State	17	17
Transportation	17	16
Hospitals	15	19
Housing	12	13
Education	5	5
Lease Revenue	4	4
Tobacco	4	3
Industrial & Pollution Control	3	—
Other	4	4

Credit Breakdown4

Credit Rating	February 29, 2004	August 31, 2003
AAA/Aaa	47%	47%
AA/Aa	16	16
A	15	21
BBB/Baa	7	3
Not Rated[5]	15	13

4 Using the higher of S&P’s, Moody’s or Fitch’s rating.

5 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 29, 2004, the market value of these securities was $4,196,460 representing 11.2% of the Trust’s long-term investments.

PORTFOLIO OF INVESTMENTS (unaudited)
FEBRUARY 29, 2004

BlackRock Insured Municipal Income Trust (BYM)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—153.2%
		Alabama—11.5%
AAA	$40,000 [3]	Jefferson Cnty. Swr. Rev., Ser. D, 5.00%, 8/01/12, FGIC	N/A	$ 45,924,880

		California—40.1%
AAA	19,530	California, GO, 5.00%, 2/01/31, MBIA	02/13 @ 100	20,302,411
A-	14,000	California Dept. of Wtr. Res., Pwr. Sply. Rev., Ser. A, 5.375%, 5/01/22	05/12 @ 101	14,914,620
		California Infrastructure & Econ. Dev., Bay Area Toll Brdgs., Ser. A, AMBAC,
AAA	17,000	5.00%, 7/01/33	07/13 @ 100	17,844,220
AAA	10,000	5.00%, 7/01/36	07/13 @ 100	10,496,600
		Golden St. Tobacco Sec. Corp.,
BBB	6,500	Ser. A-1, 6.625%, 6/01/40	06/13 @ 100	6,212,570
AAA	2,195	Ser. B, 5.00%, 6/01/38, AMBAC	06/13 @ 100	2,262,123
AAA	22,500	Ser. B, 5.00%, 6/01/43, FSA	06/13 @ 100	23,119,650
AAA	5,000	Los Angeles Dept. of Wtr. & Pwr., Pwr. Sys. Rev., Ser. A-2, 5.00%, 7/01/27, MBIA	07/13 @ 100	5,248,300
AAA	5,000	Los Angeles Unified Sch. Dist., Ser. A, 5.00%, 1/01/28, MBIA	07/13 @ 100	5,244,400
AAA	17,500	Met. Wtr. Dist. Southern California, Ser. B-1, 5.00%, 10/01/33, FGIC	10/13 @ 100	18,388,825
		San Joaquin Hills Transp. Corridor Agcy., Toll Road Rev., Ser. A, MBIA,
AAA	53,000	Zero Coupon, 1/15/31	No Opt. Call	13,484,790
AAA	48,690	Zero Coupon, 1/15/32	No Opt. Call	11,740,620
AAA	10,910	Univ. of California, Ser. O, 5.00%, 9/01/28, FGIC	09/10 @ 101	11,414,151

				160,673,280

		Georgia—7.2%
		Atlanta Wtr. & Wstwtr., Ser. A,
AAA	9,555	5.00%, 11/01/38, FGIC	05/09 @ 101	9,880,921
AAA	8,145	5.00%, 11/01/39, MBIA	05/12 @ 100	8,466,402
Baa1	10,000	De Kalb Cnty. Dev. Auth., PCR, General Mtrs. Corp. Proj., 6.00%, 3/15/21	12/12 @ 101	10,532,600

				28,879,923

		Illinois—10.6%
AAA	11,550	Chicago Spec. Transp., 5.25%, 1/01/31, AMBAC	01/11 @ 101	12,241,845
AAA	9,150	Chicago Wtr., 5.00%, 11/01/31, AMBAC	11/11 @ 100	9,449,662
		Met. Pier & Exposition Auth., Dedicated St. Tax Rev., McCormick Place Expansion Proj., MBIA,
AAA	10,000	Ser. A, Zero Coupon, 12/15/25	No Opt. Call	3,312,000
AAA	30,000	Ser. A, Zero Coupon, 12/15/29	No Opt. Call	8,028,300
AAA	25,000	Ser. A, Zero Coupon, 6/15/35	No Opt. Call	4,940,500
AAA	15,000	Ser. B, Zero Coupon, 6/15/28	No Opt. Call	4,344,750

				42,317,057

		Indiana—2.5%
AAA	9,400	New Albany-Floyd Cnty. Sch. Bldg. Corp., 5.125%, 1/15/27, FGIC	07/12 @ 100	9,860,506

		Massachusetts—10.9%
		Massachusetts Tpke. Auth., Met. Hwy. Sys. Rev., Ser. A,
AAA	16,735 [4]	5.00%, 1/01/37, MBIA	01/07 @ 102	17,094,468
AAA	26,000	5.00%, 1/01/39, AMBAC	01/09 @ 101	26,639,340

				43,733,808

		Michigan—1.3%
AAA	5,000	Detroit City Sch. Dist., GO, Ser. A, 5.125%, 5/01/31, FSA	05/12 @ 100	5,257,250

		Nevada—7.2%
AAA	6,000	Reno Transp. Proj., 5.125%, 6/01/32, AMBAC	06/12 @ 100	6,285,900
		Truckee Meadows Wtr. Auth., Ser. A, FSA,
AAA	10,000	5.00%, 7/01/25	07/11 @ 100	10,442,100
AAA	6,500	5.125%, 7/01/30	07/11 @ 100	6,808,815
AAA	5,000	5.25%, 7/01/34	07/11 @ 100	5,286,100

				28,822,915

		New Jersey—3.2%
		Tobacco Settlement Fin. Corp.,
BBB	2,000	6.125%, 6/01/24	06/13 @ 100	1,997,960
BBB	10,670	7.00%, 6/01/41	06/13 @ 100	10,763,363

				12,761,323

See Notes to Financial Statements.

BlackRock Insured Municipal Income Trust (BYM) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		New York—2.9%
AAA	$11,000	Triborough Brdg. & Tunl. Auth., Ser. E, 5.00%, 11/15/32, MBIA	11/12 @ 100	$ 11,555,830

		Pennsylvania—8.2%
BBB+	5,000	Lebanon Cnty. Hlth. Facs. Auth., Good Samaritan Hosp. Proj., 6.00%, 11/15/35	11/12 @ 101	5,150,250
AAA	4,560	Pennsylvania Tpke. Comm., 5.00%, 7/15/41, AMBAC	07/11 @ 101	4,754,803
		Philadelphia Gas Wks., FSA,
AAA	5,200	Ser. 3, 5.125%, 8/01/31	08/11 @ 100	5,429,528
AAA	16,625	Ser. 4, 5.00%, 8/01/32	08/13 @ 100	17,365,478

				32,700,059

		Rhode Island—0.8%
BBB	3,510	Tobacco Settlement Fin. Corp., Ser. A, 6.25%, 6/01/42	06/12 @ 100	3,212,317

		South Carolina—14.2%
AAA	5,000	So. Carolina Pub. Svc. Auth., Ser. B, 5.50%, 1/01/36, FSA	01/12 @ 100	5,437,150
		So. Carolina Transp. Infrastructure Bank, AMBAC,
AAA	9,000 [3]	Ser. A, 5.00%, 10/01/11	N/A	10,416,420
AAA	12,750	Ser. A, 5.00%, 10/01/33	10/12 @ 100	13,312,403
AAA	12,660	Ser. B, 5.125%, 10/01/26	10/11 @ 100	13,405,547
BBB	15,385	Tobacco Settlement Rev. Mgmt. Auth., Ser. B, 6.375%, 5/15/28	05/11 @ 101	14,506,055

				57,077,575

		South Dakota—1.0%
BBB	4,165	Edl. Enhancement Fdg. Corp., Tobacco Settlement, Ser. B, 6.50%, 6/01/32	06/12 @ 101	3,978,158

		Tennessee—3.5%
		Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd., Hosp. Facs. Rev., Ser. A, FSA,
AAA	11,705	Zero Coupon, 1/01/22	01/13 @ 59.566	4,466,862
AAA	9,260	Zero Coupon, 1/01/23	01/13 @ 56.016	3,308,228
AAA	8,500	Zero Coupon, 1/01/24	01/13 @ 52.749	2,844,185
AAA	6,850	Zero Coupon, 1/01/25	01/13 @ 49.712	2,153,982
AAA	5,000	Zero Coupon, 1/01/26	01/13 @ 46.781	1,475,350

				14,248,607

		Texas—11.5%
BBB	3,700	Comal Cnty. Hlth. Facs., Hlth. Care Sys., McKenna Mem. Proj., Ser. A, 6.25%, 2/01/32	02/13 @ 100	3,805,117
		Harris Cnty.,
AAA	7,485	GO, Zero Coupon, 8/15/25, MBIA	No Opt. Call	2,542,580
AAA	10,915	GO, Zero Coupon, 8/15/28, MBIA	No Opt. Call	3,142,319
AAA	5,510	Toll Road Rev., 5.00%, 8/15/30, FSA	08/12 @ 100	5,738,114
		Harris Cnty. Sports Auth., Ser. H, MBIA,
AAA	5,785	Zero Coupon, 11/15/38	11/31 @ 64.91	825,924
AAA	6,160	Zero Coupon, 11/15/39	11/31 @ 60.976	825,748
AAA	25,000	Houston Wtr. & Swr. Sys., Ser. A, 5.00%, 12/01/30, FSA	12/12 @ 100	26,064,500
BBB+	3,000	Tyler Cnty. Hlth. Facs. Dev., Mother Frances Hosp., 6.00%, 7/01/31	07/12 @ 100	3,121,890

				46,066,192

		Virginia—2.9%
		Chesterfield Cnty. Indl. Dev. Auth., PCR, Elec. & Pwr. Co.,
A3	3,000	Ser. A, 5.875%, 6/01/17	11/10 @ 102	3,294,540
A3	4,000	Ser. B, 5.875%, 6/01/17	11/10 @ 102	4,392,720
AAA	3,640	Hampton Convention Center, 5.00%, 1/15/35, AMBAC	01/13 @ 100	3,818,724

				11,505,984

		Washington—10.9%
AAA	3,655	Chelan Cnty. Pub. Util. Dist. 1, Chelan Hydro Sys., Ser. C, 5.125%, 7/01/33, AMBAC	07/12 @ 100	3,830,696
AAA	6,450	King Cnty. Swr., 5.00%, 1/01/31, FGIC	01/12 @ 100	6,695,487
AAA	9,500	Seattle, GO, Ser. F, 5.125%, 12/15/28, MBIA	12/08 @ 100	9,794,120
BBB	7,545	Tobacco Settlement Auth., 6.625%, 6/01/32	06/13 @ 100	7,259,950
		Washington, GO, FSA,
AAA	6,380	Ser. A, 5.00%, 7/01/25	07/11 @ 100	6,641,644
AAA	9,000	Ser. B, 5.00%, 1/01/27	01/12 @ 100	9,348,570

				43,570,467

		Wisconsin—2.8%
BBB	12,000	Badger Tobacco Asset Sec. Corp., 6.375%, 6/01/32	06/12 @ 100	11,275,440

		Total Long-Term Investments (cost $576,955,964)		613,421,571

See Notes to Financial Statements.

BlackRock Insured Municipal Income Trust (BYM) (continued)

Shares
(000)	Description	Value

	MONEY MARKET FUND—3.0%
11,900	AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $11,900,000)	$ 11,900,000

	Total Investments—156.2% (cost $588,855,964)	$ 625,321,571
	Other assets in excess of liabilities—1.0%	4,039,205
	Preferred shares at redemption value, including dividends payable—(57.2)%	(229,006,446)

	Net Assets Applicable to Common Shareholders—100%	$ 400,354,330

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This bond is prerefunded. Securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the maturity date indicated, typically at a premium to par.
[4]	Entire or partial principal amount pledged as collateral for financial futures contracts.
Securities that are covered by insurance, which ensures the timely payment of principal and interest, represent approximately 81.4% of the Trust’s total investments.

KEY TO ABBREVIATIONS

AMBAC — American Municipal Bond Assurance Corporation	GO — General Obligation
FGIC — Financial Guaranty Insurance Company	MBIA — Municipal Bond Insurance Association
FSA — Financial Security Assurance	PCR — Pollution Control Revenue

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
FEBRUARY 29, 2004

BlackRock Municipal Bond Trust (BBK)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—144.5%
		Alabama—11.0%
BBB	$ 9,250	Courtland Ind. Dev. Brd., PCR, Champion Intl. Corp. Proj., Ser. A, 6.50%, 9/01/25	09/05 @ 102	$ 9,616,485
A2	7,500	Huntsville Hlth. Care Auth., Ser. A, 5.75%, 6/01/31	06/11 @ 101	7,867,200

				17,483,685

		California—13.9%
		Golden St. Tobacco Sec. Corp., Ser. B,
AAA	880	5.00%, 6/01/38, AMBAC	06/13 @ 100	906,910
BBB	7,300	5.50%, 6/01/43	06/13 @ 100	7,369,277
BBB	4,200	5.625%, 6/01/38	06/13 @ 100	4,277,742
B-	8,000	Los Angeles Regl. Arpt. Impvt., Corp. Lease Rev., Amer. Airlines Inc., Ser. B, 7.50%, 12/01/24	12/12 @ 102	7,966,080
NR3	1,585	Val Verde Unified School Dist. Fin. Auth., Spec. Tax Rev., 6.25%, 10/01/28	10/13 @ 102	1,605,748

				22,125,757

		Connecticut—3.1%
		Connecticut Dev. Auth., Connecticut Lt. & Pwr.,
A3	2,200	PCR, Ser. A, 5.85%, 9/01/28	10/08 @ 102	2,327,468
A3	1,750	PCR, Ser. B, 5.95%, 9/01/28	10/08 @ 102	1,840,002
BBB-	690	Mohegan Tribe Indians Gaming Auth., Pub. Impvt., 5.25%, 1/01/33	01/14 @ 100	697,542

				4,865,012

		Delaware—7.1%
NR3	10,500 [4]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	11,283,510

		District of Columbia—10.7%
		Dist. of Columbia,
A	595	Friendship Pub. Charter Sch. Inc., 5.25%, 6/01/33, ACA	06/14 @ 100	610,345
AAA	33,450	Georgetown Univ., Ser. A, Zero Coupon, 4/01/38, MBIA	04/11 @ 20.243	4,535,151
AAA	6,000	Tax Incr., Gallary Place Proj., 5.40%, 7/01/31, FSA	07/12 @ 100	6,428,340
BBB	5,580	Tobacco Settlement Fin. Corp., 6.75%, 5/15/40	05/11 @ 101	5,389,499

				16,963,335

		Florida—16.1%
BBB-	6,200	Martin Cnty. Indl. Dev. Auth., Indiantown Cogeneration Proj., Ser. A, 7.875%, 12/15/25	12/04 @ 102	6,401,810
A	10,000	Orange Cnty. Hlth. Facs. Auth., Hosp. Adventist Hlth. Sys., 5.625%, 11/15/32	11/12 @ 101	10,577,600
AAA	7,255	Palm Beach Cnty. Hsg. Fin. Auth., Mult. Fam. Rev., Indian Trace Apts., Ser. A, 5.625%, 1/01/44, FSA	01/12 @ 100	7,549,988
NR	1,000	Stevens Plantation Cmnty. Dev. Dist., Spl. Assmt. Rev., Ser. A, 7.10%, 5/01/35	05/14 @ 100	1,022,810

				25,552,208

		Georgia—0.8%
AAA	1,265	Atlanta Wtr. & Wstwtr., Ser. A, 5.00%, 11/01/39, MBIA	05/12 @ 100	1,314,917

		Illinois—18.3%
AAA	23,065	Bolingbrook, GO, Ser. B, Zero Coupon, 1/01/36, FGIC	01/12 @ 23.018	3,481,662
NR	1,150	Centerpoint Intermodal Center, Ser. A, 8.00%, 6/15/23	No Opt. Call	1,157,061
AAA	5,880	Chicago, GO, Ser. A, 5.50%, 1/01/38, MBIA	01/11 @ 101	6,428,545
BBB	6,000	Illinois Edl. Facs. Auth., Student Hsg. Rev., Edl. Advancement Fund Univ. Ctr. Proj., 6.25%, 5/01/34	05/07 @ 100	6,166,860
A	6,000	Illinois Hlth. Facs. Auth., Lake Forest Hosp., Ser. A, 5.75%, 7/01/29	07/12 @ 100	6,363,600
		Met. Pier & Exposition Auth., Dedicated St. Tax Rev., McCormick Place Expansion Proj., Ser. A, MBIA,
AAA	10,000	Zero Coupon, 6/15/35	No Opt. Call	1,976,200
AAA	10,000	Zero Coupon, 12/15/36	No Opt. Call	1,822,200
AAA	10,000	Zero Coupon, 12/15/37	No Opt. Call	1,723,900

				29,120,028

		Indiana—1.3%
NR3	2,020	Mult. Fam. Hsg., Canterbury House Apts., Ser. 1, 5.90%, 12/01/34	12/11 @ 100	2,008,526

		Kansas—3.4%
A-	5,000	Wichita Arpt. Auth., Arpt. Facs. Rev., Cessna Citation Svc. Ctr., Ser. A, 6.25%, 6/15/32	06/12 @ 101	5,335,550

		Louisiana—0.7%
Baa1	1,165	Louisiana Local Gov. Env., Oakleigh Apts. Proj., Ser. A, 6.375%, 6/01/38	06/13 @ 102	1,184,490

See Notes to Financial Statements.

BlackRock Municipal Bond Trust (BBK) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		Maryland—1.5%
NR	$ 1,250	Baltimore, Spec. Oblig. Rev., Harborview Lot No. 2, 6.50%, 7/01/31	07/13 @ 101	$ 1,296,675
BBB	1,040	Maryland St. Hlth. & Higher Edl. Facs. Auth., Medstar Hlth., 5.50%, 8/15/33	08/14 @ 100	1,039,002

				2,335,677

		Massachusetts—4.8%
AAA	7,500 [5]	Massachusetts Tpke. Auth., Met. Hwy. Sys. Rev., Ser. A, 5.00%, 1/01/37, MBIA	01/07 @ 102	7,661,100

		Nevada—0.9%
NR	1,400	Las Vegas Spec. Impvt. Dist. No. 809, Summerlin Area, 5.65%, 6/01/23	06/04 @ 103	1,388,380

		New Jersey—14.5%
		New Jersey Econ. Dev. Auth.,
B	3,000	Continental Airlines Inc. Proj., 7.20%, 11/15/30	11/10 @ 101	2,872,170
Baa3	7,500	Kapkowski Road Landfill Proj., 6.50%, 4/01/28	No Opt. Call	8,685,750
BBB	11,330	Tobacco Settlement Fin. Corp., 7.00%, 6/01/41	06/13 @ 100	11,429,137

				22,987,057

		Ohio—0.9%
NR	1,500	Port Greater Cincinnati Dev. Auth., Cooperative Pub. Parking Infrastructure Proj., 6.40%, 2/15/34	02/14 @ 102	1,499,910

		Oregon—0.6%
NR3	1,000	Mult. Fam. Hsg., Pacific Tower Apts., Ser. 6, 6.05%, 11/01/34	06/12 @ 100	988,900

		Rhode Island—3.3%
BBB	5,805	Tobacco Settlement Fin. Corp., Ser. A, 6.25%, 6/01/42	06/12 @ 100	5,312,678

		South Carolina—1.4%
		So. Carolina Jobs Econ. Dev. Auth., Hosp. Facs. Rev.,
A-	1,000	Bon Secours Hlth. Sys. Inc., Ser. A, 5.625%, 11/15/30	11/12 @ 100	1,019,830
BBB	1,000	Palmetto Hlth. Alliance, Ser. C, 7.00%, 8/01/30	08/13 @ 100	1,119,770

				2,139,600

		Texas—22.4%
BBB	1,230	Brazos River Auth., PCR, TXU Elec Co. Proj., Ser. C, 6.75%, 10/01/38	10/13 @ 101	1,339,777
AAA	11,690	Harris Cnty. Houston Sports Auth., Ser. G, Zero Coupon, 11/15/41, MBIA	11/31 @ 53.779	1,380,238
BBB	1,155	Matagorda Cnty. Navigation Dist. 1, Collateral Centerpoint Energy Proj., 5.60%, 3/01/27	03/14 @ 101	1,179,729
NR3	2,840	Mult. Fam. Hsg., Copperwood Ranch Apts., Ser. 9, 5.95%, 11/01/35	06/12 @ 100	2,820,234
BBB	10,000	Red River Auth., PCR, Celanese Proj., Ser. B, 6.70%, 11/01/30	05/12 @ 101	10,805,100
BBB	1,000	Sabine River Auth., PCR, TXU Elec. Co. Proj., Ser. B, 6.15%, 8/01/22	08/13 @ 101	1,058,210
AAA	60,000	Texas Tpke. Auth., Central Sys. Rev., Zero Coupon, 8/15/35, AMBAC	08/12 @ 25.665	9,819,600
BBB+	6,840	Tyler Cnty. Hlth. Facs. Dev., Mother Frances Hosp., 6.00%, 7/01/31	07/12 @ 100	7,117,909

				35,520,797

		West Virginia—2.2%
AAA	20,255	West Virginia Hsg. Dev. Fund, Hsg. Fin. Rev., Zero Coupon, 11/01/37	No Opt. Call	3,551,107

		Wisconsin—5.6%
		Wisconsin Hlth. & Edl. Facs. Auth.,
A-	1,350	Aurora Hlth. Care, 6.40%, 4/15/33	04/13 @ 100	1,445,729
A	7,000	Wheaton Franciscan Svcs., 5.75%, 8/15/30	02/12 @ 101	7,419,650

				8,865,379

		Total Long-Term Investments (cost $216,065,896)		229,487,603

		SHORT-TERM INVESTMENTS—10.9%
		Georgia—1.8%
A1+	2,800	Mun. Elec. Auth., Proj. 1, Ser. C, 0.85%, 3/03/04, MBIA, FRWD[6]	N/A	2,800,000

		New York—1.7%
A1+	1,500	New York City, Ser. H, 0.98%, 3/01/04, FSA, FRDD[6]	N/A	1,500,000
A1+	1,200	New York City Mun. Wtr. Fin. Auth., Wtr. & Swr. Sys., Ser. G, 0.98%, 3/01/04, FGIC, FRDD[6]	N/A	1,200,000

				2,700,000

See Notes to Financial Statements.

BlackRock Municipal Bond Trust (BBK) (continued)

Shares
(000)	Description	Value

	MONEY MARKET FUNDS—7.4%
7,900	AIM Tax Free Investment Co. Cash Reserve Portfolio	$ 7,900,000
3,950	SSgA Tax Free Money Mkt. Fund	3,950,000

		11,850,000

	Total Short-Term Investments (cost $17,350,000)	17,350,000

	Total Investments—155.4% (cost $233,415,896)	$246,837,603
	Other assets in excess of liabilities—1.6%	2,468,424
	Preferred shares at redemption value, including dividends payable—(57.0)%	(90,509,006)

	Net Assets Applicable to Common Shareholders—100%	$158,797,021

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is deemed to be of investment grade quality by the investment advisor.
[4]	Security is not registered under the Securities Act of 1933. This security may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of February 29, 2004, the Trust held 7.1% of its net assets, with a current market value of $11,283,510, in securities restricted as to resale.
[5]	Entire or partial principal amount pledged as collateral for financial futures contracts.
[6]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.

KEY TO ABBREVIATIONS

ACA — American Capital Access	FSA — Financial Security Assurance
AMBAC — American Municipal Bond Assurance Corporation	GO — General Obligation
FGIC — Financial Guaranty Insurance Company	PCR — Pollution Control Revenue
FRDD — Floating Rate Daily Demand	MBIA — Municipal Bond Insurance Association
FRWD — Floating Rate Weekly Demand

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
FEBRUARY 29, 2004

BlackRock Municipal Income Trust II (BLE)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—150.8%
		California—16.2%
A	$ 2,250	Agua Caliente Band, Cahuilla Indians, 6.00%, 7/01/18	07/13 @ 100	$ 2,244,825
A	3,500	California Mobilehome Park Fin. Auth., Palomar Estates East & West, Ser. A, 5.25%, 3/15/34, ACA	03/13 @ 102	3,560,165
A	5,000	California Statewide Cmnty. Dev. Auth., Mem. Hlth. Svcs., Ser. A, 5.50%, 10/01/33	04/13 @ 100	5,205,000
		Golden St. Tobacco Sec. Corp., Ser. B,
AAA	1,880	5.00%, 6/01/38, AMBAC	06/13 @ 100	1,937,490
BBB	16,850	5.50%, 6/01/43	06/13 @ 100	17,009,907
BBB	8,800	5.625%, 6/01/38	06/13 @ 100	8,962,888
B-	11,410	Los Angeles Regl. Arpt. Impvt., Corp. Lease Rev., Amer. Airlines Inc., Ser. C, 7.50%, 12/01/24	12/12 @ 102	11,361,622
NR	4,620	San Francisco City & Cnty. Redev. Agcy., Cmnty. Facs. Dist., Mission Bay South, 6.625%, 8/01/27	08/11 @ 101	4,811,314

				55,093,211

		Colorado—4.3%
AA	10,000	Colorado Hlth. Facs. Auth., Catholic Hlth. Initiatives, Ser. A, 5.50%, 3/01/32	03/12 @ 100	10,482,600
AAA	4,000	Northwest Pkwy. Pub. Hwy. Auth., Ser. A, 5.25%, 6/15/41, FSA	06/11 @ 102	4,257,840

				14,740,440

		Connecticut—1.2%
A3	2,500	Connecticut Dev. Auth., Connecticut Lt. & Pwr., PCR, Ser. B, 5.95%, 9/01/28	10/08 @ 102	2,628,575
BBB-	1,440	Mohegan Tribe Indians Gaming Auth., Pub. Impvt., 5.25%, 1/01/33	01/14 @ 100	1,455,739

				4,084,314

		District of Columbia—5.7%
		Dist. of Columbia,
A	1,265	Friendship Pub. Charter Sch. Inc., 5.25%, 6/01/33, ACA	06/14 @ 100	1,297,624
BBB	7,500	Tobacco Settlement Fin. Corp., 6.50%, 5/15/33	No Opt. Call	7,070,100
BBB	11,500	Tobacco Settlement Fin. Corp., 6.75%, 5/15/40	05/11 @ 101	11,107,390

				19,475,114

		Florida—15.5%
Baa3	4,500	Capital Trust Agcy., Air Cargo Fort Lauderdale Proj., 5.75%, 1/01/32	01/14 @ 101	4,366,665
		Fishhawk Cmnty. Dev. Dist. II, Spec. Assmnt. Rev,
NR	3,000	Ser. A, 6.25%, 5/01/34	05/13 @ 101	3,095,730
NR	6,830	Ser. B, 5.00%, 11/01/07	No Opt. Call	6,943,446
A	2,650	Leesburg Hosp., Leesburg Regl. Med. Ctr. Proj., 5.50%, 7/01/32	07/12 @ 100	2,705,332
NR	3,200	Live Oak Comm. Dev., Dist. No. 1 Spec. Assmnt. Rev., Ser. A, 6.30%, 5/01/34	05/13 @ 101	3,323,200
A	6,850	Orange Cnty. Hlth. Facs. Auth., Hosp. Adventist Hlth. Sys., 5.625%, 11/15/32	11/12 @ 101	7,245,656
AA-	14,000	Pinellas Cnty. Hlth. Fac. Auth., Baycare Hlth. Sys., 5.50%, 11/15/33	05/13 @ 100	14,454,160
NR	2,085	Stevens Plantation Cmnty. Dev. Dist., Spl. Assmt. Rev., Ser. A, 7.10%, 5/01/35	05/14 @ 100	2,132,559
NR	4,625	Sumter Cnty. Ind. Dev. Auth., No. Sumter Util. Co. LLC, 6.90%, 10/01/34	10/09 @ 100	4,707,140
NR	3,715	Sumter Landing Cmnty. Dev., Spec. Assmnt. Rev, 6.875%, 5/01/23	05/13 @ 101	3,900,862

				52,874,750

		Georgia—1.6%
AAA	5,175	Atlanta Wtr. & Wstwtr., Ser. A, 5.00%, 11/01/39, MBIA	05/12 @ 100	5,379,206

		Illinois—16.5%
AAA	4,000	Bolingbrook, GO, Ser. A, 5.375%, 1/01/38, FGIC	01/12 @ 100	4,264,280
NR	2,470	Centerpoint Intermodal Center, Ser. A, 8.00%, 6/15/23	No Opt. Call	2,485,166
A	7,500 [3]	Illinois Dev. Fin. Auth., Hosp. Rev., Adventist Hlth. Sys. Sunbelt Oblig., 5.65%, 11/15/24	11/09 @ 101	7,726,125
A2	8,000	Illinois Hlth. Facs. Auth., Elmhurst Mem. Hlth. Care, 5.50%, 1/01/22	01/13 @ 100	8,402,080
AAA	15,000	Illinois Sports Facs. Auth., Dedicated St. Tax Supported Rev., Zero Coupon, 6/15/30, AMBAC	06/15 @ 101	11,562,150
		Met. Pier & Exposition Auth., Dedicated St. Tax Rev., McCormick Place Expansion Proj., Ser. A, MBIA,
AAA	25,000	Zero Coupon, 12/15/29	No Opt. Call	6,690,250
AAA	45,190	Zero Coupon, 6/15/33	No Opt. Call	9,965,298
AAA	5,000	Zero Coupon, 6/15/40	No Opt. Call	751,100
AAA	4,290	O’Hare Intl. Arpt., Refdg. Gen. Arpt. 3rd Lien, Ser. C-2, 5.25%, 1/01/30, FSA	01/14 @ 100	4,502,827

				56,349,276

See Notes to Financial Statements.

BlackRock Municipal Income Trust II (BLE) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		Indiana—9.4%
Baa1	$ 5,500	Fort Wayne, PCR, Gen. Mtrs. Corp. Proj., 6.20%, 10/15/25	12/12 @ 101	$ 5,880,270
AA	5,000	Indiana Hlth. Fac. Fin. Auth., Ascension Hlth., Ser. F, 5.375%, 11/15/25	11/12 @ 101	5,160,950
AAA	19,735	Indianapolis Local Pub. Impvt. Bond Bank, Wtr. Wks. Proj., Ser. A, 5.25%, 7/01/33, MBIA	07/12 @ 100	20,967,253

				32,008,473

		Louisiana—0.7%
Baa1	2,485	Louisiana Local Gov. Env., Oakleigh Apts. Proj., Ser. A, 6.375%, 6/01/38	06/13 @ 102	2,526,574

		Maryland—2.5%
Baa3	5,000	Maryland Econ. Dev. Corp., Student Hsg. Rev., Univ. of Maryland, Ser. A, 5.75%, 10/01/33	10/13 @ 100	5,058,450
		Maryland St. Hlth. & Higher Edl. Facs. Auth.,
BBB	2,240	Medstar Hlth., 5.50%, 8/15/33	08/14 @ 100	2,237,850
A3	1,000	Union Hosp. of Cecil Cnty., 5.625%, 7/01/32	07/12 @ 100	1,040,950

				8,337,250

		Massachusetts—3.9%
AAA	13,110	Massachusetts Tpke. Auth., Met. Hwy. Sys. Rev., Ser. A, 5.00%, 1/01/39, AMBAC	01/09 @ 101	13,432,375

		Mississippi—1.7%
BBB	4,950	Lowndes Cnty. Sld. Wst. Disp., PCR, Weyerhaeuser Co. Proj., Ser. A, 6.80%, 4/01/22	No Opt. Call	5,897,282

		Missouri—1.8%
NR	6,000	Dept. of Transp., Rt. 370/ Missouri Bottom Rd./Taussig Rd. Transp. Dev., 7.20%, 5/01/33	05/13 @ 100	6,249,720

		Nevada—2.6%
NR	3,000	Henderson Local Impvt. Dist. No. T-14, 5.80%, 3/01/23	03/04 @ 103	3,033,990
		No. Las Vegas Local Impvt., Spec. Impvt. Dist. 60 Aliante,
NR	2,500	6.125%, 12/01/17	12/03 @ 103	2,576,225
NR	3,000	6.40%, 12/01/22	12/03 @ 103	3,091,320

				8,701,535

		New Jersey—8.7%
		New Jersey Econ. Dev. Auth.,
B	10,100	Continental Airlines Inc. Proj., 7.20%, 11/15/30	11/10 @ 101	9,669,639
Baa3	7,475	Kapkowski Road Landfill Proj., 6.50%, 4/01/28	No Opt. Call	8,656,797
Baa3	10,000	Kapkowski Road Landfill Proj., 6.50%, 4/01/31	No Opt. Call	11,461,200

				29,787,636

		New Mexico—1.4%
Baa1	5,200	New Mexico Hsg. Auth., Region III, Villa Delaware Oso Apts. Proj., Ser. A, 6.00%, 1/01/38	01/13 @ 102	4,845,412

		New York—2.6%
Caa2	8,800	Port Auth. of NY & NJ, Spec. Oblig. Rev., Cont’l/Eastern Proj. LaGuardia, 9.00%, 12/01/10	09/03 @ 100	8,847,520

		Pennsylvania—3.1%
BBB+	5,000	Monroe Cnty. Hosp. Auth., Hospital Pocono Med Center, 6.00%, 1/01/43	01/14 @ 100	5,221,300
A3	5,175	Pennsylvania Econ. Dev. Fin. Auth., Amtrak Proj., Exempt Facs. Rev., Ser. A, 6.375%, 11/01/41	05/11 @ 101	5,325,696

				10,546,996

		Rhode Island—3.8%
BBB	14,200	Tobacco Settlement Fin. Corp., Ser. A, 6.25%, 6/01/42	06/12 @ 100	12,995,698

		South Carolina—7.4%
		Greenwood Cnty. Hosp., Self Mem. Hosp. Facs.,
A	3,280	5.50%, 10/01/26	10/11 @ 100	3,403,394
A	3,250	5.50%, 10/01/31	10/11 @ 100	3,361,865
NR	4,000	Lancaster Cnty. Assmnt., Edgewater Impvt. Dist. Ser. A, 6.875%, 11/01/35	11/13 @ 101	4,116,040
		So. Carolina Jobs Econ. Dev. Auth., Hosp. Facs. Rev.,
A-	2,000	Bon Secours Hlth. Sys. Inc., Ser. A, 5.625%, 11/15/30	11/12 @ 100	2,039,660
AA	3,750	Georgetown Mem. Hosp., 5.375%, 2/01/30, RAA	08/11 @ 100	3,952,425
BBB	2,640	Palmetto Hlth. Alliance, Ser. A, 6.25%, 8/01/31	08/13 @ 100	2,801,119
BBB	5,000	Palmetto Hlth. Alliance, Ser. C, 6.875%, 8/01/27	08/13 @ 100	5,553,100

				25,227,603

		South Dakota—2.8%
BBB	10,000	Edl. Enhancement Fdg. Corp., Tobacco Settlement, Ser. B, 6.50%, 6/01/32	06/12 @ 101	9,551,400

		Tennessee—2.5%
AAA	20,405	Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd., Hosp. Facs. Rev., Ser. A, Zero Coupon, 1/01/21, FSA	01/13 @ 63.44	8,359,724

See Notes to Financial Statements.

BlackRock Municipal Income Trust II (BLE) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		Texas—17.8%
BBB	$ 2,300	Brazos River Auth., PCR, TXU Elec Co. Proj., Ser. C, 6.75%, 10/01/38	10/13 @ 101	$ 2,505,275
A-	1,750	Crawford Ed. Facs. Corp., Higher Ed. Rev., Univ. of St. Thomas Proj., 5.375%, 10/01/27	10/12 @ 100	1,771,123
BBB	20,000	Gulf Coast Wst. Disp. Auth., Environ. Impvt. Rev., Ser. A, 6.10%, 8/01/24	08/12 @ 100	21,176,600
BBB	2,485	Matagorda Cnty. Navigation Dist. 1, Collateral Centerpoint Energy Proj., 5.60%, 3/01/27	03/14 @ 101	2,538,204
		Sabine River Auth., PCR, Ser. B,
BBB	5,900	TXU Elec. Co. Proj., 5.75%, 11/01/11	No Opt. Call	6,374,183
BBB	2,000	TXU Elec. Co. Proj., 6.15%, 8/01/22	08/13 @ 101	2,116,420
		Texas Tpke. Auth., Central Sys. Rev., AMBAC,
AAA	73,370	Zero Coupon, 8/15/36	08/12 @ 24.171	11,303,382
AAA	65,000	Zero Coupon, 8/15/37	08/12 @ 22.708	9,308,650
AAA	27,600	Zero Coupon, 8/15/38	08/12 @ 21.384	3,719,928

				60,813,765

		Utah—1.2%
BBB	4,000	Tooele Cnty. Hazardous Wst. Treat., Union Pacific Proj., Ser. A, 5.70%, 11/01/26	04/08 @ 102	4,094,480

		Virginia—7.0%
NR4	13,500	Alexandria Redev. & Hsg. Auth., 3001 Park Cntr. Apts., Ser. A, 6.375%, 4/01/34	04/08 @ 103	14,048,640
AAA	9,000	Halifax Cnty. Indl. Dev. Auth., Exempt Fac. Rev., Old Dominion Elec. Coop. Proj., 5.625%, 6/01/28, AMBAC	06/13 @ 101	9,792,270

				23,840,910

		West Virginia—1.5%
BBB+	5,000	Mason Cnty., PCR, Refunding Appalachian Pwr. Co. Proj., Ser. L, 5.50%, 10/01/22	10/11 @ 100	5,114,850

		Wisconsin—6.5%
BBB	9,100	Badger Tobacco Asset Sec. Corp., 6.375%, 6/01/32	06/12 @ 100	8,550,542
		Wisconsin Hlth. & Edl. Facs. Auth.,
A-	3,930	Aurora Hlth. Care, 6.40%, 4/15/33	04/13 @ 100	4,208,676
A-	4,000	Synergy Hlth. Inc., 6.00%, 11/15/32	08/13 @ 100	4,175,160
A	5,000	Wheaton Franciscan Svcs., 5.75%, 8/15/25	02/12 @ 101	5,329,650

				22,264,028

		U. S. Virgin Islands—0.9%
A	2,920	Virgin Islands Pub. Fin. Auth., Gross Rcpts. Taxes Loan Note, 5.00%, 10/01/31, ACA	10/14 @ 100	3,033,062

		Total Long-Term Investments (cost $491,267,075)		514,472,604

		SHORT-TERM INVESTMENTS—7.9%
		California—0.0%
A1	75	California Hlth. Facs. Fin. Auth., Ins. Scripps Hlth., Ser. B, 0.92%, 3/03/04, MBIA, FRWD[5]	N/A	75,000

		Kansas—0.3%
A1+	1,000	Kansas Dept. Transp. Hwy, Ser. B-1, 0.94%, 3/01/04, FRDD[5]	N/A	1,000,000

		Missouri—0.5%
A1+	1,800	Missouri Hlth. & Edl. Facs. Auth., Edl. Facs. Rev., The Washington Univ., Ser. C, 0.98%, 3/01/04, FRDD[5]	N/A	1,800,000

		Texas—3.8%
A1+	3,800	Brownsville Util. Sys., Ser. A, 0.90%, 3/03/04, MBIA, FRWD[5]	N/A	3,800,000
A1+	9,000	Lower Neches Valley Auth., Ind. Dev. Corp., Ser. A, 0.88%, 3/01/04, FRDD[5]	N/A	9,000,000

				12,800,000

		Puerto Rico—0.9%
A1	3,000	Puerto Rico Comnwlth. Govt. Dev. Bank, 0.89%, 3/03/04, MBIA, FRWD[5]	N/A	3,000,000

See Notes to Financial Statements.

BlackRock Municipal Income Trust II (BLE) (continued)

Shares
(000)	Description	Value

	MONEY MARKET FUND—2.4%
8,200	AIM Tax Free Investment Co. Cash Reserve Portfolio	$ 8,200,000

	Total Short-Term Investments (cost $26,875,000)	26,875,000

	Total Investments—158.7% (cost $518,142,075)	$ 541,347,604
	Other assets in excess of liabilities—1.6%	5,397,214
	Preferred shares at redemption value, including dividends payable—(60.3)%	(205,571,978)

	Net Assets Applicable to Common Shareholders—100%	$ 341,172,840

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Entire or partial principal amount pledged as collateral for financial futures contracts.
[4]	Security is deemed to be of investment grade quality by the investment advisor.
[5]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.

KEY TO ABBREVIATIONS

ACA — American Capital Access	FSA — Financial Security Assurance
AMBAC — American Municipal Bond Assurance Corporation	GO — General Obligation
FGIC — Financial Guaranty Insurance Company	MBIA — Municipal Bond Insurance Association
FRDD — Floating Rate Daily Demand	PCR — Pollution Control Revenue
FRWD — Floating Rate Weekly Demand	RAA — Radian Asset Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
FEBRUARY 29, 2004

BlackRock California Insured Municipal Income Trust (BCK)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—153.2%
AAA	$ 6,500	Benicia Unified Sch. Dist., Ser. B, Zero Coupon, 8/01/23, MBIA	No Opt. Call	$ 2,501,720
		California Cnty., Tobacco Sec. Agcy. Rev.,
BBB	7,405	Sonoma Cnty., 5.875%, 6/01/43	06/12 @ 100	6,371,558
BBB	7,650	Alameda Cnty., 6.00%, 6/01/42	06/12 @ 100	6,743,858
A-	6,500	California Dept. of Wtr. Res., Pwr. Sply. Rev., Ser. A, 5.25%, 5/01/20	05/12 @ 101	6,939,790
AAA	2,385	California Edl. Facs. Auth., Scripps Coll., 5.00%, 8/01/31, MBIA	08/11 @ 100	2,483,858
AAA	4,500 [3]	California Infrastructure & Econ. Dev., Rand Corp., Ser. A, 5.25%, 4/01/42, AMBAC	04/12 @ 100	4,773,870
AAA	5,000	California Pub. Wks. Brd., Dept. of Gen. Svcs., Ser. A, 5.00%, 12/01/27, AMBAC	12/12 @ 100	5,209,250
		Ceres Unified Sch. Dist., Ser. B, FGIC,
AAA	3,055	Zero Coupon, 8/01/30	08/12 @ 34.887	710,837
AAA	3,180	Zero Coupon, 8/01/31	08/12 @ 32.868	696,611
AAA	3,300	Zero Coupon, 8/01/32	08/12 @ 30.966	679,008
AAA	3,440	Zero Coupon, 8/01/33	08/12 @ 29.174	670,834
AAA	3,575	Zero Coupon, 8/01/34	08/12 @ 27.782	658,015
AAA	3,275	Zero Coupon, 8/01/35	08/12 @ 26.186	568,966
AAA	2,000	Long Beach Unified Sch. Dist., Ser. D, 5.00%, 8/01/31, FSA	08/10 @ 101	2,082,900
		Los Angeles Dept. of Wtr. & Pwr., Wtr. Wks. Rev., Ser. A, FGIC,
AAA	5,000	5.00%, 7/01/43	07/12 @ 100	5,187,300
AAA	5,000	5.125%, 7/01/41	07/11 @ 100	5,256,800
AAA	5,000	Los Angeles Unified Sch. Dist., Ser. E, 5.125%, 1/01/27, MBIA	07/12 @ 100	5,321,800
		Los Angeles Wstwtr. Sys., Ser. A,
AAA	5,000	5.00%, 6/01/27, MBIA	06/13 @ 100	5,246,400
AAA	6,025	5.00%, 6/01/32, FGIC	06/12 @ 100	6,294,438
AAA	5,000	No. California Pwr. Agcy., Pub. Pwr. Rev., Hydroelec. Proj. 1, Ser. A, 5.00%, 7/01/28, MBIA	07/08 @ 101	5,194,050
AAA	2,500	No. Orange Cnty. Cmnty. Coll. Dist., Ser. A, 5.00%, 2/01/27, MBIA	08/12 @ 101	2,625,125
AAA	5,000	Riverside Unified Sch. Dist., Ser. A, 5.00%, 2/01/27, FGIC	02/12 @ 101	5,257,950
AAA	5,295	San Diego Cnty. Wtr. Auth., COP, Ser. A, 5.00%, 5/01/32, MBIA	05/12 @ 101	5,533,646
AAA	4,805	San Diego Redev. Agcy., Centre City Proj., Ser. A, 5.00%, 9/01/28, MBIA	09/11 @ 101	5,034,871
AAA	4,000	San Diego Univ. Fndtn Aux. Org., Ser. A, 5.00%, 3/01/37, MBIA	03/12 @ 100	4,174,480
AAA	20,000	San Joaquin Hills Transp. Corridor Agcy., Toll Road Rev., Ser. A, Zero Coupon, 1/15/31, MBIA	No Opt. Call	5,088,600
AAA	6,000	San Jose Fin. Auth., Civic Ctr. Proj., Ser. B, 5.00%, 6/01/37, AMBAC	06/12 @ 100	6,268,320
AAA	11,125	Santa Rosa Wstwtr., Ser. B, Zero Coupon, 9/01/27, AMBAC	No Opt. Call	3,392,012
AAA	3,000	Tustin Unified Sch. Dist., Spec. Tax Rev., Cmnty. Facs. Dist. 97-1, Ser. A, 5.00%, 9/01/38, FSA	09/12 @ 100	3,116,190
AAA	5,280	Westlands Wtr. Dist., COP, 5.00%, 9/01/34, MBIA	09/12 @ 101	5,525,467

		Total Long-Term Investments (cost $116,149,319)		119,608,524

	Shares
	(000)

		MONEY MARKET FUND—4.6%
	3,600	AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $3,600,000)	N/A	3,600,000

		Total Investments—157.8% (cost $119,749,319)		$123,208,524
		Other assets in excess of liabilities—1.7%		1,352,782
		Preferred shares at redemption value, including dividends payable—(59.5)%		(46,508,035)

		Net Assets Applicable to Common Shareholders—100%		$ 78,053,271

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Entire or partial principal amount pledged as collateral for financial futures contracts.

Securities that are covered by insurance, which ensures the timely payment of principal and interest, represent approximately 80.8% of the Trust’s total investments.

KEY TO ABBREVIATIONS

AMBAC — American Municipal Bond Assurance Corporation	FSA — Financial Security Assurance
COP — Certificate of Participation	MBIA — Municipal Bond Insurance Association
FGIC — Financial Guaranty Insurance Company

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
FEBRUARY 29, 2004

BlackRock California Municipal Bond Trust (BZA)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—149.6%
		California—142.2%
AAA	$ 5,000	Anaheim Pub. Fin. Auth., Pub. Impvt. Proj., Ser. C, Zero Coupon, 9/01/32, FSA	No Opt. Call	$ 1,151,550
		California Cnty. Tobacco Sec. Agcy., Ser. A,
BBB	4,000	Kern Cnty. Fdg., 6.125%, 6/01/43	06/12 @ 100	3,576,560
BBB	3,250	Stanislaus Fdg., 5.875%, 6/01/43	06/12 @ 100	2,796,430
A2	4,000	California Edl. Facs. Auth., Univ. of San Diego, Ser. A, 5.25%, 10/01/30	10/12 @ 100	4,203,480
BBB	3,270	California Hlth. Facs. Fin. Auth., Insured Hlth. Facs. Valleycare, Ser. A, 5.375%, 5/01/27	05/12 @ 100	3,369,146
AAA	15,755	California Hsg. Fin. Agcy., Home Mtg., Ser. K, Zero Coupon, 2/01/33, MBIA	02/12 @ 27.46	2,826,289
		California Infrastructure & Econ. Dev.,
AAA	3,000	5.25%, 6/01/30, MBIA	06/07 @ 101	3,176,850
A	3,750	J. David Gladstone Inst. Proj., 5.25%, 10/01/34	10/11 @ 101	3,894,750
AAA	3,500 [3]	Rand Corp., Ser. A, 5.25%, 4/01/42, AMBAC	04/12 @ 100	3,713,010
		California Statewide Cmnty. Dev. Auth.,
A	5,000	Kaiser Permanente, Ser. A, 5.50%, 11/01/32	11/12 @ 100	5,221,950
AA-	3,250	Sutter Hlth. Oblig. Grp., Ser. B, 5.625%, 8/15/42	08/12 @ 100	3,391,765
BBB	3,750	Foothill/Eastn. Transp. Corridor Agcy., Toll Road Rev., 5.75%, 1/15/40	01/10 @ 101	3,875,100
		Golden St. Tobacco Sec. Corp.,
BBB	3,000	Ser. A-1, 6.75%, 6/01/39	06/13 @ 100	2,924,970
BBB	2,500	Ser. B, 5.50%, 6/01/43	06/13 @ 100	2,523,725
BBB	1,300	Ser. B, 5.625%, 6/01/38	06/13 @ 100	1,324,063
		Lathrop Fin. Auth., Wtr. Suply. Proj.,
NR4	655	5.90%, 6/01/27	06/13 @ 100	654,928
NR4	1,180	6.00%, 6/01/35	06/13 @ 100	1,187,918
		Los Angeles Regl. Arpt. Impvt., Corp. Lease Rev., Amer. Airlines Inc.,
B-	1,000	Ser. B, 7.50%, 12/01/24	12/12 @ 102	995,760
B-	680	Ser. C, 7.50%, 12/01/24	12/12 @ 102	677,117
		Mult. Fam. Hsg.,
NR4	2,240	San Lucas Apts., Ser. 5, 5.95%, 11/01/34	06/12 @ 100	2,218,765
NR4	2,425	Westgate Courtyard Apts., Ser. 3, 5.80%, 11/01/34	12/11 @ 100	2,402,035
NR	2,400	Orange Cnty. Cmnty. Facs. Dist., Spl. Tax Rev., Ladera Ranch, Ser. A, 6.00%, 8/15/32	08/10 @ 101	2,466,552
BBB	3,000	Palm Springs Mobile Home Park, Sahara Mobile Home Park, 5.75%, 5/15/37	05/12 @ 102	3,082,230
NR	2,500	San Francisco City & Cnty. Redev. Agcy., Cmnty. Facs. Dist., Mission Bay South, 6.25%, 8/01/33	08/11 @ 101	2,547,250
AAA	15,000	Santa Ana Unified Sch. Dist., COP, Zero Coupon, 4/01/29, FSA	No Opt. Call	4,201,050
AAA	2,500	Santa Clara Valley Wtr. Dist., Wtr. Util. Sys. Rev., Ser. A, 5.125%, 6/01/31, FGIC	06/10 @ 100	2,619,775
A+	1,500	Torrance Hosp. Rev., Torrance Mem. Med Ctr., Ser. A, 5.50%, 6/01/31	06/11 @ 101	1,556,565

				72,579,583

		Delaware—7.4%
NR4	3,500 [5]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	3,761,170

		Total Long-Term Investments (cost $73,257,824)		76,340,753

	Shares
	(000)

		MONEY MARKET FUNDS—7.0%
	2,500	AIM Tax Free Investment Co. Cash Reserve Portfolio	N/A	2,500,000
	1,050	SSgA Tax Free Money Mkt. Fund	N/A	1,050,000

		Money Market Funds (cost $3,550,000)		3,550,000

		Total Investments—156.6% (cost $76,807,824)		$ 79,890,753
		Other assets in excess of liabilities—2.2%		1,105,938
		Preferred shares at redemption value, including dividends payable—(58.8)%		(29,980,179)

		Net Assets Applicable to Common Shareholders—100%		$ 51,016,512

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Entire or partial principal amount pledged as collateral for financial futures contracts.
[4]	Security is deemed to be of investment grade quality by the investment advisor.
[5]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of February 29, 2004, the Trust held 7.4% of its net assets, with a current market value of $3,761,170, in securities restricted as to resale.

KEY TO ABBREVIATIONS

AMBAC — American Municipal Bond Assurance Corporation	FSA — Financial Security Assurance
COP — Certificate of Participation	MBIA — Municipal Bond Insurance Association
FGIC — Financial Guaranty Insurance Company

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
FEBRUARY 29, 2004

BlackRock California Municipal Income Trust II (BCL)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—157.7%
		Anaheim Pub. Fin. Auth., Pub. Impvt. Proj., Ser. C, FSA,
AAA	$15,000	Zero Coupon, 9/01/34	No Opt. Call	$ 3,116,400
AAA	10,000	Zero Coupon, 9/01/36	No Opt. Call	1,844,700
Baa1	8,000	California, GO, 5.50%, 11/01/33	11/13 @ 100	8,346,560
		California Cnty. Tobacco Sec. Agcy.,
Baa2	4,500	Gold Country Fdg. Corp., 6.00%, 6/01/38	06/12 @ 100	3,991,050
BBB	5,515	Ser. B, 6.00%, 6/01/29	06/12 @ 100	5,135,347
BBB	1,600	Stanislaus Fdg., Ser. A, 5.875%, 6/01/43	06/12 @ 100	1,376,704
A-	6,000 [3]	California Dept. of Wtr. Res., Pwr. Sply. Rev., Ser. A, 5.375%, 5/01/21	05/12 @ 101	6,424,620
		California Infrastructure & Econ. Dev., Ser. A,
AAA	5,000	Bay Area Toll Brdgs., 5.00%, 7/01/36, AMBAC	07/13 @ 100	5,248,300
A	1,735	Kaiser Hosp. Asst. LLC, 5.55%, 8/01/31	08/11 @ 102	1,824,162
AAA	2,500	Rand Corp., 5.25%, 4/01/42, AMBAC	04/12 @ 100	2,652,150
A	3,500	California Mobilehome Park Fin. Auth., Palomar Estates East & West, Ser. A, 5.25%, 3/15/34, ACA	03/13 @ 102	3,560,165
		California Statewide Cmnty. Dev. Auth.,
A	5,000	Kaiser Permanente, Ser. A, 5.50%, 11/01/32	11/12 @ 100	5,221,950
A	7,000	Mem. Hlth. Svcs., Ser. A, 5.50%, 10/01/33	04/13 @ 100	7,287,000
AA-	8,000	Sutter Hlth. Oblig Corp., Ser. B, 5.50%, 8/15/34	08/12 @ 100	8,308,640
		California Statewide Fin. Auth., Tobacco Settlement Rev.,
BBB	5,000	Ser. A, 6.00%, 5/01/37	05/12 @ 100	4,469,000
BBB	1,750	Ser. B, 6.00%, 5/01/43	05/12 @ 100	1,535,380
AAA	6,000	Corona Norco Unified Sch. Dist., Spec. Tax Rev., Cmnty. Facs. Dist. No. 98-1, 5.10%, 9/01/32, AMBAC	09/12 @ 100	6,317,940
		Foothill/Eastn. Transp. Corridor Agcy., Toll Road Rev., Ser. A,
AAA	15,470 [4]	Zero Coupon, 1/01/26	ETM	5,367,471
AAA	4,890 [4]	Zero Coupon, 1/01/30	ETM	1,345,435
		Golden St. Tobacco Sec. Corp.,
BBB	4,000	Ser. A-1, 6.75%, 6/01/39	06/13 @ 100	3,899,960
BBB	5,650	Ser. B, 5.50%, 6/01/43	06/13 @ 100	5,703,618
BBB	3,000	Ser. B, 5.625%, 6/01/38	06/13 @ 100	3,055,530
AAA	5,000	La Quinta Redev. Agcy. Tax Allocation, Redev. Proj. Area No. 1, 5.125%, 9/01/32, AMBAC	09/12 @ 102	5,326,150
		Lathrop Fin. Auth., Wtr. Suply. Proj.,
NR5	1,490	5.90%, 6/01/27	06/13 @ 100	1,489,836
NR5	2,680	6.00%, 6/01/35	06/13 @ 100	2,697,983
AAA	5,500	Los Angeles Dept. of Wtr. & Pwr., Wtr. Wks. Rev., Ser. A, 5.125%, 7/01/41, FGIC	07/11 @ 100	5,782,480
B-	1,785	Los Angeles Regl. Arpt. Impvt., Corp. Lease Rev., Amer. Airlines Inc., Ser. C, 7.50%, 12/01/24	12/12 @ 102	1,777,432
		Oxnard Impvt. Bond, Dist. No. 1 Spec. Assmt., 1 Rice Ave.,
NR	1,920	5.625%, 9/02/27	09/04 @ 103	1,904,659
NR	1,915	5.70%, 9/02/32	09/04 @ 103	1,896,348
AAA	5,000	Poway Redev. Agcy. Tax Allocation, Paguay Redev. Proj., 5.125%, 6/15/33, AMBAC	12/11 @ 101	5,300,050
		Poway Unified Sch. Dist., Spl. Tax Rev., Cmnty. Facs. Dist. No. 6,
NR	1,500	5.50%, 9/01/25	09/10 @ 102	1,464,900
NR	1,700	5.60%, 9/01/33	09/10 @ 102	1,699,507
BBB	2,470	Rohnert Park Fin. Auth., Rancho Feliz Mobile Home Park, Ser. A, 5.625%, 9/15/28	09/13 @ 100	2,423,243
AAA	5,000	Sacramento City Fin. Auth., Cap. Impvt., Ser. A, 5.00%, 12/01/32, AMBAC	06/11 @ 100	5,199,850
NR	6,000	San Bernardino Cnty., Spl. Tax Rev., Cmnty. Facs., 5.90%, 9/01/33	09/12 @ 102	5,917,440
AAA	8,665	San Diego Unified Sch. Dist., Ser. D, 5.25%, 7/01/23, FGIC	07/12 @ 101	9,451,002
NR	5,000	San Francisco City & Cnty. Redev. Agcy., Cmnty. Facs. Dist., Mission Bay South, 6.25%, 8/01/33	08/11 @ 101	5,094,500
AAA	30,000	San Joaquin Hills Transp. Corridor Agcy., Toll Road Rev., Ser. A, Zero Coupon, 1/15/34, MBIA	No Opt. Call	6,531,900
NR	8,000	San Jose Mult. Fam. Hsg., Helzer Courts Apts. Proj., Ser. A, 6.40%, 12/01/41	12/09 @ 102	7,734,400
		Santa Clarita Facs. Dist., Valencia Town Ctr.,
NR5	1,640	5.80%, 11/15/25	11/10 @ 102	1,646,511
NR5	1,500	5.85%, 11/15/32	11/10 @ 102	1,508,985

See Notes to Financial Statements.

BlackRock California Municipal Income Trust II (BCL) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

AAA	$ 2,685	Santa Rosa Wstwtr., Ser. B, Zero Coupon, 9/01/25, AMBAC	No Opt. Call	$ 911,477
BBB-	2,200	So. Tahoe Joint Pwr. Fin. Auth., So. Tahoe Redev. Proj. 1-A, 5.45%, 10/01/33	10/13 @ 100	2,233,242
NR	2,000	Tustin Unified Sch. Dist., Spec. Tax Rev., Cmnty. Facs. Dist. 97-1, Ser. B, 5.60%, 9/01/29	09/12 @ 101	2,009,500
AAA	2,000	Univ. of California, Ser. A, 5.00%, 5/15/33, AMBAC	05/13 @ 100	2,090,440
NR5	1,170	Val Verde Unified Sch. Dist. Fin. Auth., Spec. Tax Rev., 6.25%, 10/01/28	10/13 @ 102	1,185,315
A2	2,000	Vernon Elec. Sys., Malburg Generating Station Proj., 5.50%, 4/01/33	04/08 @ 100	2,076,460

		Total Long-Term Investments (cost $175,789,249)		181,385,692

	Shares
	(000)

		Money Market Fund—2.8%
	3,250	AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $3,250,000)	N/A	3,250,000

		Total Investments—160.5% (cost $179,039,249)		$184,635,692
		Other assets in excess of liabilities—2.0%		2,346,708
		Preferred shares at redemption value, including dividends payable—(62.5)%		(71,956,487)

		Net Assets Applicable to Common Shareholders—100%		$115,025,913

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Entire or partial principal amount pledged as collateral for financial futures contracts.
[4]	This security is collateralized by U.S. Treasury obligations.
[5]	Security is deemed to be of investment grade quality by the investment advisor.

KEY TO ABBREVIATIONS

ACA — American Capital Access	FSA — Financial Security Assurance
AMBAC — American Municipal Bond Assurance Corporation	GO — General Obligation
ETM — Escrowed to Maturity	MBIA — Municipal Bond Insurance Association
FGIC — Financial Guaranty Insurance Company

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
FEBRUARY 29, 2004

BlackRock Florida Insured Municipal Income Trust (BAF)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—155.9%
		Florida—149.2%
		Capital Trust Agcy. Multi-Fam., American Opp.,
Baa3	$ 1,000	Ser. C, 7.25%, 6/01/38	06/13 @ 102	$ 993,580
Baa1	1,000	Ser. A, 5.875%, 6/01/38	06/13 @ 102	974,720
NR3	4,000	Colonial Cntry. Club Cmnty. Dev. Dist., 6.40%, 5/01/33	05/13 @ 101	4,175,080
		Florida Brd. of Ed.,
AAA	9,000	GO, Ser. A, 5.00%, 6/01/27, FSA	06/12 @ 101	9,506,790
AAA	8,640 [4]	Lottery Rev., Ser. C, 5.00%, 1/01/22, MBIA	01/13 @ 101	9,187,776
AAA	7,000	Florida Dept. of Transp., 5.00%, 7/01/27, FSA	07/12 @ 101	7,353,080
AAA	8,695	Gainesville Util. Sys., Ser. A, 5.00%, 10/01/33, FSA	10/13 @ 100	9,122,707
A	8,500	Highlands Cnty. Hlth. Facs. Auth., Hosp. Adventist/Sunbelt, Ser. A, 6.00%, 11/15/31	11/11 @ 101	9,096,360
AAA	7,580	Hillsborough Cnty. Sch. Brd., COP, Ser. A, 5.00%, 7/01/25, MBIA	07/10 @ 100	7,869,783
		Jacksonville,
AAA	8,000	Excise Tax, Ser. B, 5.00%, 10/01/26, AMBAC	10/12 @ 100	8,387,920
AAA	9,500	Sales Tax, 5.00%, 10/01/27, MBIA	10/13 @ 100	10,005,400
AAA	9,500	Transp., 5.00%, 10/01/31, MBIA	10/11 @ 100	9,889,025
AAA	2,865	Jacksonville Cap. Impvt., Ser. A, 5.00%, 10/01/30, AMBAC	10/12 @ 100	2,997,650
AAA	1,480	Julington Creek Plantation Cmnty. Dev., Assmt. Rev., 5.00%, 5/01/29, MBIA	05/12 @ 101	1,553,541
AAA	9,000	Lake Cnty. Sch. Brd., COP, Ser. A, 5.00%, 7/01/28, AMBAC	07/13 @ 100	9,461,070
AAA	26,935	Miami Dade Cnty., Spec. Oblig. Rev., Ser. B, Zero Coupon, 10/01/31, MBIA	04/08 @ 28.079	5,905,229
AAA	7,975	Orange Cnty., Sales Tax, Ser. B, 5.125%, 1/01/32, FGIC	01/13 @ 100	8,401,662
AAA	2,000	Orange Cnty. Sch. Brd., COP, Ser. A, 5.00%, 8/01/27, MBIA	08/12 @ 100	2,088,180
AAA	9,250	Orange Cnty. Tourist Dev., Tax Rev., 5.125%, 10/01/30, AMBAC	04/12 @ 100	9,722,027
AAA	4,000	Osceola Cnty. Sch. Brd., COP, Ser. A, 5.25%, 6/01/27, AMBAC	06/12 @ 101	4,285,240
		Palm Bay Util., FGIC,
AAA	4,015	Zero Coupon, 10/01/28	No Opt. Call	1,196,350
AAA	5,570	Zero Coupon, 10/01/31	No Opt. Call	1,427,591
AAA	9,200	Palm Beach Cnty. Sch. Brd., COP, Ser. D, 5.00%, 8/01/28, FSA	08/12 @ 100	9,612,252
AA-	5,000	Pinellas Cnty. Hlth. Fac. Auth., Baycare Hlth. Sys., 5.50%, 11/15/33	05/13 @ 100	5,162,200
AAA	9,500	Pinellas Cnty. Swr., 5.00%, 10/01/32, FSA	10/13 @ 100	9,967,305
AAA	5,000	Polk Cnty. Util. Sys., 5.00%, 10/01/29, FGIC	10/13 @ 100	5,257,950
AAA	825	Port St. Lucie Util., 5.125%, 9/01/31, MBIA	09/11 @ 100	865,565
AAA	2,945	Sarasota Cnty. Util. Sys., Ser. C, 5.25%, 10/01/22, FGIC	10/12 @ 100	3,186,284
AAA	3,500	St. Petersburg Pub. Util., Ser. A, 5.00%, 10/01/28, FSA	10/09 @ 101	3,632,545
AAA	2,000	Tampa Bay Wtr. Util. Sys., Ser. A, 5.00%, 10/01/28, FGIC	10/11 @ 100	2,085,840
		Tohopekaliga Wtr. Auth., Ser. B, FSA,
AAA	1,980	5.00%, 10/01/21	10/13 @ 100	2,125,570
AAA	1,000	5.00%, 10/01/23	10/13 @ 100	1,063,710
		Village Cmnty. Dev., Assmt. Rev.,
NR3	5,000	Ser. A, 6.50%, 5/01/33	05/13 @ 101	5,284,400
NR3	975	Ser. B, 5.40%, 5/01/07	No Opt. Call	994,481
AAA	12,000	Village Cntr. Cmnty. Dev. Dist., Ser. A, 5.00%, 11/01/32, MBIA	11/13 @ 101	12,644,040

				195,482,903

		Puerto Rico—6.7%
BBB	9,405	Children’s Trust Fund, Tobacco Settlement Rev., 5.625%, 5/15/43	05/12 @ 100	8,768,940

		Total Long-Term Investments (cost $196,677,572)		204,251,843

See Notes to Financial Statements.

BlackRock Florida Insured Municipal Income Trust (BAF) (continued)

Shares
(000)	Description	Value

	MONEY MARKET FUND—0.2%
300	AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $300,000)	$ 300,000

	Total Investments—156.1% (cost $196,977,572)	$204,551,843
	Other assets in excess of liabilities—1.9%	2,533,079
	Preferred shares at redemption value, including dividends payable—(58.0)%	(76,011,621)

	Net Assets Applicable to Common Shareholders—100%	$131,073,301

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security was deemed to be of investment grade quality by the investment advisor at the time of purchase.
[4]	Entire or partial principal amount pledged as collateral for financial futures contracts.

Securities that are covered by insurance, which ensures the timely payment of principal and interest, represent approximately 82.5% of the Trust’s total investments.

KEY TO ABBREVIATIONS

AMBAC — American Municipal Bond Assurance Corporation	FSA — Financial Security Assurance
COP — Certificate of Participation	GO — General Obligation
FGIC — Financial Guaranty Insurance Company	MBIA — Municipal Bond Insurance Association

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
FEBRUARY 29, 2004

BlackRock Florida Municipal Bond Trust (BIE)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—154.7%
		Florida—141.4%
AAA	$ 1,250	Bay Cnty., Sales Tax Rev., 5.125%, 9/01/32, AMBAC	09/12 @ 100	$ 1,319,350
A	1,000	Boynton Beach Multi. Fam., Clipper Cove Apts., 5.30%, 1/01/23, ACA	01/13 @ 100	1,028,750
Baa1	1,000	Capital Trust Agcy. Multi-Fam., American Opp., Ser. A, 5.875%, 6/01/38	06/13 @ 102	974,720
NR	1,690	Colonial Cntry. Club Cmnty. Dev. Dist., 6.40%, 5/01/33	05/13 @ 101	1,763,971
AAA	750	Florida Brd. Educ., GO, Ser. J, 5.00%, 6/01/24, AMBAC	06/13 @ 101	797,910
AAA	3,150	Florida Mun. Loan Council, Ser. A, 5.125%, 5/01/32, MBIA	05/12 @ 101	3,336,039
NR	1,460	Gateway Svcs. Cmnty. Dev. Dist., Spec. Assmt., Stoneybrook Proj., 5.50%, 7/01/08	No Opt. Call	1,482,907
AAA	3,100	Greater Orlando Aviation Auth., Orlando Arpt. Facs., Ser. A, 5.125%, 10/01/32, FSA	10/12 @ 100	3,259,681
A	4,900	Highlands Cnty. Hlth. Facs. Auth., Hosp. Adventist/Sunbelt, Ser. A, 6.00%, 11/15/31	11/11 @ 101	5,243,784
BBB+	1,810	Hillsborough Cnty. Ind. Dev. Auth., PCR, Tampa Elec. Co. Proj., 5.50%, 10/01/23	10/12 @ 100	1,831,322
AA	3,500	Jacksonville Econ. Dev. Comm. Hlth. Facs., Mayo Clinic, Ser. B, 5.50%, 11/15/36	11/11 @ 101	3,704,435
AA+	5,000	JEA Elec. Sys., Ser. A, 5.50%, 10/01/41	10/07 @ 100	5,380,450
AAA	5,425 [3]	JEA Wtr. & Swr. Sys., Ser. A, 5.375%, 10/01/30, MBIA	04/07 @ 100	5,678,836
A1	3,000	Lakeland Hosp. Sys., Lakeland Regl. Hlth. Sys., 5.50%, 11/15/32	11/12 @ 101	3,080,880
		Miami Dade Cnty., Spec. Oblig. Rev., MBIA,
AAA	5,500	Ser. A, Zero Coupon, 10/01/26	04/08 @ 37.301	1,611,775
AAA	10,000	Ser. B, Zero Coupon, 10/01/30	04/08 @ 29.688	2,321,500
AAA	5,410	Ser. B, Zero Coupon, 10/01/32	04/08 @ 26.494	1,118,355
A2	5,000	Orange Cnty. Hlth. Facs. Auth., Orlando Regl. Hlth. Care, 5.75%, 12/01/32	12/12 @ 100	5,246,450
AAA	3,350	Orange Cnty. Tourist Dev., Tax Rev., 5.125%, 10/01/30, AMBAC	04/12 @ 100	3,520,951
AAA	3,105	Osceola Cnty. Tourist Dev., Tax Rev., Ser. A, 5.00%, 10/01/32, FGIC	10/12 @ 100	3,244,228
AAA	3,630	Palm Bay Util., Zero Coupon, 10/01/28, FGIC	No Opt. Call	1,081,631
AAA	3,000	Palm Beach Cnty. Sch. Brd., COP, Ser. C, 5.00%, 8/01/27, FSA	08/12 @ 100	3,132,270
AAA	1,500	Port St. Lucie Util., 5.125%, 9/01/31, MBIA	09/11 @ 100	1,573,755
Aa3	2,000	So. Broward Hosp. Dist., 5.60%, 5/01/27	05/12 @ 101	2,118,420
NR	2,000	Stevens Plantation Impvt. Proj., 6.375%, 5/01/13	No Opt. Call	2,050,620
NR	2,850	Sumter Cnty. Indl. Dev. Auth., No. Sumter Util. Co. LLC, 6.80%, 10/01/32	10/09 @ 100	2,907,485
NR	1,900	Village Cmnty. Dev., Assmt. Rev., Ser. A, 6.50%, 5/01/33	05/13 @ 101	2,008,072
		Volusia Cnty Edl. Fac. Auth., Embry Riddle Aeronautical, RAA,
AA	1,250	5.20%, 10/15/26	10/13 @ 100	1,299,225
AA	1,610	5.20%, 10/15/33	10/13 @ 100	1,684,849

				73,802,621

		Delaware—6.2%
NR4	3,000 [5]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	3,223,860

		Puerto Rico—7.1%
A-	3,500	Puerto Rico Pub. Bldgs. Auth., Gov’t. Facs., Ser. D, 5.25%, 7/01/36	07/12 @ 100	3,693,480

		Total Investments—154.7% (cost $75,832,770)		$ 80,719,961
		Other assets in excess of liabilities—2.4%		1,250,887
		Preferred shares at redemption value, including dividends payable—(57.1)%		(29,778,001)

		Net Assets Applicable to Common Shareholders—100%		$ 52,192,847

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Entire or partial principal amount pledged as collateral for financial futures contracts.
[4]	Security is deemed to be of investment grade quality by the investment advisor.
[5]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of February 29, 2004, the Trust held 6.2% of its net assets, with a current market value of $3,223,860, in securities restricted as to resale.

KEY TO ABBREVIATIONS

ACA — American Capital Access	FSA — Financial Security Assurance
AMBAC — American Municipal Bond Assurance Corporation	MBIA — Municipal Bond Insurance Association
COP — Certificate of Participation	PCR — Pollution Control Revenue
FGIC — Financial Guaranty Insurance Company	RAA — Radian Asset Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
FEBRUARY 29, 2004

BlackRock Maryland Municipal Bond Trust (BZM)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—151.8%
		Maryland—120.2%
A3	$2,870	Anne Arundel Cnty. Econ. Dev., Cmnty. Coll. Proj., 5.25%, 9/01/28	09/12 @ 102	$ 3,020,331
NR	1,000	Baltimore, Spec. Oblig. Rev., Harborview Lot No. 2, 6.50%, 7/01/31	07/13 @ 101	1,037,340
		Baltimore Cnty., GO,
AAA	2,000 [3]	Met. 67th Dist., 5.00%, 6/01/22	06/11 @ 101	2,139,700
AAA	2,000	Met. 68th Dist., 5.00%, 8/01/28	08/12 @ 100	2,099,680
		Baltimore Wstwtr. Proj., Ser. A, FGIC,
AAA	2,000	5.125%, 7/01/42	07/12 @ 100	2,103,260
AAA	3,500	5.20%, 7/01/32	07/12 @ 100	3,729,110
NR	1,000	Frederick Cnty. Spec. Oblig., Urbana Cmnty. Dev. Auth., 6.625%, 7/01/25	07/07 @ 102	1,050,730
Aa2	390	Maryland Cmnty Dev. Admin., Dept. Hsg. & Cmnty. Dev., Ser. B, 4.95%, 7/01/32	07/12 @ 100	391,240
Baa3	1,500	Maryland Econ. Dev. Corp., Student Hsg. Rev., Univ. of Maryland, Ser. A, 5.75%, 10/01/33	10/13 @ 100	1,517,535
		Maryland Hlth. & Higher Edl. Facs. Auth.,
A	2,000	Brd. of Child Care, 5.375%, 7/01/32	07/12 @ 100	2,105,020
BBB+	1,990	Carroll Cnty. Gen. Hosp., 6.00%, 7/01/37	07/12 @ 100	2,110,694
AA	2,000	Johns Hopkins Univ., Ser. B, 5.00%, 7/01/41	07/11 @ 100	2,070,580
A	2,000	Loyola Coll. Issue, 5.00%, 10/01/39	10/09 @ 101	2,060,720
A3	2,000	Union Hosp. of Cecil Cnty., 5.625%, 7/01/32	07/12 @ 100	2,081,900
A	2,000	Univ. of Maryland Med. Sys., 5.25%, 7/01/34	07/11 @ 100	2,053,640
A2	1,905	Maryland Ind. Dev. Fin. Auth., Econ. Dev. Rev., Nat’l. Aquarium Baltimore Fac., Ser. B, 5.20%, 11/01/26	11/12 @ 100	1,988,934
AAA	2,000	Maryland Transp. Auth., Arpt. Pkg. Rev., Baltimore/Wash Intl. Arpt., Ser. B, 5.125%, 3/01/24, AMBAC	03/12 @ 101	2,100,160
		Montgomery Cnty. Lease, Metrorail Garage Proj.,
AA	500	5.00%, 6/01/23	06/12 @ 100	529,480
AA	1,435	5.00%, 6/01/24	06/12 @ 100	1,514,470
		St. Mary’s Coll., Academic & Auxil. Fees, Ser. A, AMBAC,
AAA	1,000	5.00%, 9/01/27	09/12 @ 101	1,055,240
AAA	1,000	5.00%, 9/01/32	09/12 @ 101	1,051,250

				37,811,014

		Delaware—6.9%
NR4	2,000 [5]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	2,149,240

		Puerto Rico—24.7%
BBB	2,000	Children’s Trust Fund, Tobacco Settlement Rev., 5.50%, 5/15/39	05/12 @ 100	1,845,960
AAA	2,060	Puerto Rico Elec. Pwr. Auth., Ser. HH, 5.25%, 7/01/29, FSA	07/10 @ 101	2,205,292
A	2,000	Puerto Rico Hwy. & Transp. Auth., Ser. D, 5.25%, 7/01/38	07/12 @ 100	2,103,440
A-	1,500	Puerto Rico Pub. Bldgs. Auth., Gov’t. Facs., Ser. D, 5.375%, 7/01/33	07/12 @ 100	1,606,650

				7,761,342

		Total Long-Term Investments (cost $44,966,131)		47,721,596

	Shares
	(000)

		MONEY MARKET FUND—2.5%
	800	AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $800,000)	N/A	800,000

		Total Investments—154.3% (cost $45,766,131)		$ 48,521,596
		Other assets in excess of liabilities—2.9%		927,691
		Preferred shares at redemption value, including dividends payable—(57.2)%		(18,000,963)

		Net Assets Applicable to Common Shareholders—100%		$ 31,448,324

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Entire or partial principal amount pledged as collateral for financial futures contracts.
[4]	Security is deemed to be of investment grade quality by the investment advisor.
[5]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of February 29, 2004, the Trust held 6.9% of its net assets, with a current market value of $2,149,240, in securities restricted as to resale.

KEY TO ABBREVIATIONS

AMBAC — American Municipal Bond Assurance Corporation	FSA — Financial Security Assurance
FGIC — Financial Guaranty Insurance Company	GO — General Obligation

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
FEBRUARY 29, 2004

BlackRock New Jersey Municipal Bond Trust (BLJ)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—158.0%
		New Jersey—123.1%
AAA	$10,000	Garden St. Pres. Trust, Open Space & Farmland Pres., Ser. B, Zero Coupon, 11/01/27, FSA	No Opt. Call	$ 3,153,700
Baa1	2,500	Middlesex Cnty. Impvt. Auth., Str. Student Hsg. Proj., Ser. A, 5.00%, 8/15/35	08/14 @ 100	2,453,275
		New Jersey Econ. Dev. Auth.,
B	2,335	Continental Airlines Inc. Proj., 7.00%, 11/15/30	11/10 @ 101	2,182,221
BBB-	2,000	Fellowship Village, Ser. A, 5.50%, 1/01/25	01/08 @ 102	1,994,840
Baa3	2,250	Kapkowski Road Landfill Proj., 6.50%, 4/01/28	No Opt. Call	2,605,725
Aaa	1,770	Victoria Hlth., Ser. A, 5.20%, 12/20/36,	12/11 @ 103	1,867,385
BBB-	1,500	Winchester, Ser. A, 5.80%, 11/01/31	11/14 @ 100	1,499,655
		New Jersey Edl. Facs. Auth.,
BBB-	1,000	Fairleigh Dickinson Univ., Ser. D, 6.00%, 7/01/25	07/13 @ 100	1,048,910
BBB+	630	Georgian Court Coll. Proj., Ser. C, 6.50%, 7/01/33	07/13 @ 100	702,904
		New Jersey Hlth. Care Fac. Fin. Auth.,
A-	2,000	Atlantic City Med. Ctr., 5.75%, 7/01/25	07/12 @ 100	2,122,600
A+	2,000	Catholic Hlth. East, Ser. A, 5.375%, 11/15/33	11/12 @ 100	2,061,480
A3	2,000 [3]	Kennedy Hlth. Sys., 5.625%, 7/01/31	07/11 @ 100	2,079,460
Baa1	2,500	So. Jersey Hosp., 6.00%, 7/01/32	07/12 @ 100	2,584,600
AAA	2,250	New Jersey Hsg. & Mtg. Fin. Agcy., Mult. Fam. Hsg. Rev., Ser. A, 5.65%, 5/01/40, AMBAC	11/07 @ 101.5	2,351,385
		Port Auth. of NY & NJ,
AAA	1,500	Ser. 125, 5.00%, 4/15/32, FSA	04/12 @ 101	1,582,095
AAA	2,250	Ser. 126, 5.25%, 5/15/37, FGIC	05/12 @ 101	2,372,558
Caa2	130	Spec. Oblig., Cont’l/Eastern Proj. LaGuardia, 9.125%, 12/01/15	03/04 @ 100	130,183
BBB	7,000	Tobacco Settlement Fin. Corp., 6.125%, 6/01/42	06/12 @ 100	6,331,920
AAA	1,000	Univ. of Med. & Dentistry, Ser. A, 5.00%, 12/01/31, AMBAC	12/12 @ 100	1,050,750
		Vineland, GO, MBIA,
AAA	1,000	5.30%, 5/15/29	05/10 @ 101	1,058,140
AAA	1,500	5.375%, 5/15/32	05/10 @ 101	1,590,285

				42,824,071

		Delaware—6.2%
NR4	2,000 [5]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	2,149,240

		Puerto Rico—28.7%
A-	2,250	Puerto Rico Elec. Pwr. Auth., Ser. 2, 5.25%, 7/01/31	07/12 @ 101	2,388,532
A	4,900	Puerto Rico Hwy. & Transp. Auth., Ser. D, 5.25%, 7/01/38	07/12 @ 100	5,153,428
A-	2,300	Puerto Rico Pub. Bldgs. Auth., Gov’t. Facs., Ser. D, 5.25%, 7/01/27	07/12 @ 100	2,435,355

				9,977,315

		Total Investments—158.0% (cost $52,721,818)		$ 54,950,626
		Other assets in excess of liabilities—0.2%		57,080
		Preferred shares at redemption value, including dividends payable—(58.2)%		(20,228,093)

		Net Assets Applicable to Common Shareholders—100%		$ 34,779,613

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Entire or partial principal amount pledged as collateral for financial futures contracts.
[4]	Security is deemed to be of investment grade quality by the investment advisor.
[5]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of February 29, 2004, the Trust held 6.2% of its net assets, with a current market value of $2,149,240, in securities restricted as to resale.

KEY TO ABBREVIATIONS

AMBAC — American Municipal Bond Assurance Corporation	GO — General Obligation
FGIC — Financial Guaranty Insurance Company	MBIA — Municipal Bond Insurance Association
FSA — Financial Security Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
FEBRUARY 29, 2004

BlackRock New York Insured Municipal Income Trust (BSE)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—155.5%
		New York—141.8%
BBB-	$ 1,000	Herkimer Cnty. Indl. Dev. Agcy., Civic Fac. Rev., Coll. Foundation Inc. Student Hsg., 6.25%, 8/01/34	08/13 @ 100	$ 1,031,420
		Met. Transp. Auth.,
AAA	1,085	Ser. A, 5.00%, 11/15/25, FGIC	11/12 @ 100	1,142,245
AAA	8,470	Ser. A, 5.00%, 11/15/30, FSA	11/12 @ 100	8,879,186
AAA	5,000	Ser. A, 5.25%, 11/15/31, FGIC	11/12 @ 100	5,365,200
AAA	5,000	Dedicated Tax Fund, Ser. A, 5.00%, 11/15/28, FSA	11/12 @ 100	5,248,950
AAA	5,000	Dedicated Tax Fund, Ser. A, 5.00%, 11/15/31, FGIC	11/11 @ 100	5,214,150
AAA	2,660	Refdg. Transp., Ser. E, 5.25%, 11/15/31, FGIC	11/12 @ 100	2,854,286
AAA	10,000	Svc. Contract Rev., Ser. A, 5.00%, 7/01/30, AMBAC	07/12 @ 100	10,465,400
A	2,500	New York City Indl. Dev. Agcy., Lycee Francais de Proj., Ser. A, 5.375%, 6/01/23, ACA	12/12 @ 100	2,633,050
AAA	4,500	New York City Mun. Wtr. Fin. Auth., Wtr. & Swr. Syst, Ser. A, 5.125%, 6/15/34, FSA	06/12 @ 100	4,740,885
AAA	7,000	New York City Transl. Fin. Auth., Ser. B, 5.00%, 5/01/30, AMBAC	11/11 @ 101	7,336,910
BBB	3,320	New York Cntys. Tobacco Trust III, 6.00%, 6/01/43	06/13 @ 100	3,222,890
		New York Dorm. Auth.,
AAA	5,000	Brooklyn Law School, Ser. B, 5.125%, 7/01/30, XLCA	07/13 @ 100	5,284,050
AAA	7,000	Hosp. Lutheran Med., 5.00%, 8/01/31, MBIA	02/13 @ 100	7,339,990
AAA	3,160	Iona Coll., 5.00%, 7/01/27, XLCA	07/12 @ 100	3,313,829
Aa3	3,000	Joachim & Ann Residence, 5.25%, 7/01/27	07/12 @ 100	3,067,500
AAA	10,000	Memorial Sloan Kettering Ctr., Ser. 1, Zero Coupon, 7/01/30, MBIA	No Opt. Call	2,776,000
AAA	5,000	New York & Presbyterian Hosp., 5.00%, 8/01/32, AMBAC	02/08 @ 101	5,159,600
AAA	7,000	New York Univ., Ser. 2, 5.00%, 7/01/41, AMBAC	07/11 @ 100	7,264,810
AAA	2,000	Sch. Dist. Fin., Ser. A, 5.00%, 4/01/31, MBIA	10/12 @ 100	2,094,060
AAA	3,500	Sch. Dist. Fin., Ser. D, 5.00%, 10/01/30, MBIA	10/12 @ 100	3,667,160
AAA	7,000 [3]	St. Barnabas, Ser. A, 5.00%, 2/01/31, AMBAC	08/12 @ 100	7,323,680
AAA	5,000 [4]	Univ. Dorm. Facs., 5.00%, 7/01/12, MBIA	N/A	5,775,700
AAA	2,000	Winthrop Univ. Hosp. Assoc., Ser. A, 5.25%, 7/01/31, AMBAC	07/11 @ 101	2,133,520
		New York Urban Dev. Corp.,
AAA	5,000	Ser. B, 5.00%, 3/15/33, MBIA	03/13 @ 100	5,241,950
AAA	2,500	Ser. C-1, 5.00%, 3/15/33, FGIC	03/13 @ 100	2,620,975
AAA	10,000	Triborough Brdg. & Tunl. Auth., Ser. E, 5.00%, 11/15/32, MBIA	11/12 @ 100	10,505,300
A3	6,000	TSASC Inc., Tobacco Settlement Rev., Ser. 1, 5.75%, 7/15/32	07/12 @ 100	5,925,840

				137,628,536

		Puerto Rico—13.7%
BBB	7,600	Children’s Trust Fund, Tobacco Settlement Rev., 5.625%, 5/15/43	05/12 @ 100	7,086,012
A	5,000	Puerto Rico Indl. Fin. Auth., Med. & Env. Ctrl. Facs., Polytecnic Univ., Ser. A, 5.00%, 8/01/32, ACA	08/12 @ 100	5,145,800
AAA	1,000	Puerto Rico Mun. Fin. Agcy., Ser. A, 5.00%, 8/01/27, FSA	08/12 @ 100	1,057,090

				13,288,902

		Total Long-Term Investments (cost $144,725,754)		150,917,438

	Shares
	(000)

		MONEY MARKET FUND—0.7%
	650	AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $650,000)	N/A	650,000

		Total Investments—156.2% (cost $145,375,754)		$151,567,438
		Other assets in excess of liabilities—1.5%		1,476,987
		Preferred shares at redemption value, including dividends payable—(57.7)%		(56,002,765)

		Net Assets Applicable to Common Shareholders—100%		$ 97,041,660

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Entire or partial principal amount pledged as collateral for financial futures contracts.
[4]	This bond is prerefunded. Securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the maturity date indicated, typically at a premium to par.

Securities that are covered by insurance, which ensures the timely payment of principal and interest, represent approximately 86.2% of the Trust’s total investments.

KEY TO ABBREVIATIONS

ACA — American Capital Access	FSA — Financial Security Assurance
AMBAC — American Municipal Bond Assurance Corporation	MBIA — Municipal Bond Insurance Association
FGIC — Financial Guaranty Insurance Company	XLCA — XL Capital Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
FEBRUARY 29, 2004

BlackRock New York Municipal Bond Trust (BQH)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—155.5%
		New York—114.5%
AA	$2,000	Dutchess Cnty. Ind. Dev. Agcy., Civic Facs. Rev., Vassar Coll. Proj., 5.35%, 9/01/40	08/11 @ 101	$ 2,139,960
A	3,000	Met. Transp. Auth., Dedicated Tax Fund, Ser. A, 5.125%, 11/15/31	11/12 @ 100	3,127,620
A+	3,000	New York City, GO, Ser. D, 5.375%, 6/01/32	06/12 @ 100	3,145,650
A3	1,100	New York City Hlth. & Hosp. Corp., Hlth. Sys., Ser. A, 5.375%, 2/15/26	02/12 @ 100	1,136,410
AA	2,500	New York City Hsg. Dev. Corp., Mult. Fam. Hsg. Rev., Ser. A, 5.50%, 11/01/34	05/12 @ 100	2,589,525
AAA	2,500	New York City Mun. Wtr. Fin. Auth., Ser. A, 5.25%, 6/15/33, FGIC	06/11 @ 100	2,655,125
BBB	1,445	New York Cntys. Tobacco Trust III, 6.00%, 6/01/43	06/13 @ 100	1,402,734
		New York Dorm. Auth.,
AA-	2,465 [3]	City Univ., Ser. A, 5.25%, 7/01/11	N/A	2,891,001
AA-	285	City Univ., Ser. A, 5.25%, 7/01/31	07/11 @ 100	299,478
AAA	2,500	Iona Coll., 5.125%, 7/01/32, XLCA	07/12 @ 100	2,634,450
A-	3,000	Lenox Hill Hosp. Oblig. Grp., 5.50%, 7/01/30	07/11 @ 101	3,156,120
AAA	2,500	Willow Towers Inc. Proj., 5.40%, 2/01/34	08/12 @ 101	2,633,675
AAA	2,750 [4]	New York Env. Facs. Corp., Mun. Wtr. Proj., Ser. D, 5.125%, 6/15/31	06/12 @ 100	2,908,978
Aa1	2,980	New York Mtg. Agcy., Ser. 101, 5.40%, 4/01/32	10/11 @ 100	3,059,953
AA	5,000	New York Urban Dev. Corp., Ser. A, 5.25%, 3/15/32	03/12 @ 100	5,271,750
		Port Auth. of NY & NJ,
AAA	2,750	Ser. 126, 5.25%, 5/15/37, FGIC	05/12 @ 101	2,899,792
Caa2	2,600	Spec. Oblig., Cont’l/Eastern Proj. LaGuardia, 9.125%, 12/01/15	04/04 @ 100	2,603,666
A	500	Suffolk Cnty. Indl. Dev. Agcy., Keyspan Port Jefferson Proj., 5.25%, 6/01/27	06/13 @ 100	510,100
A3	3,000	TSASC Inc., Tobacco Settlement Rev., Ser. 1, 5.75%, 7/15/32	07/12 @ 100	2,962,920

				48,028,907

		Delaware—6.4%
NR5	2,500 [6]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	2,686,550

		Puerto Rico—33.1%
BBB	3,650	Children’s Trust Fund, Tobacco Settlement Rev., 5.625%, 5/15/43	05/12 @ 100	3,403,150
A-	2,750	Puerto Rico, GO, Ser. A, 5.125%, 7/01/31	07/11 @ 100	2,857,883
A-	2,000	Puerto Rico Elec. Pwr. Auth., Ser. 2, 5.25%, 7/01/31	07/12 @ 101	2,123,140
A	2,500	Puerto Rico Hwy. & Transp. Auth., Ser. D, 5.25%, 7/01/38	07/12 @ 100	2,629,300
A-	2,700	Puerto Rico Pub. Bldgs. Auth., Gov’t. Facs., Ser. D, 5.25%, 7/01/27	07/12 @ 100	2,858,895

				13,872,368

		Trust Territories—1.5%
Ba3	635	Northern Mariana Islands Commerce, Ser. A, 6.75%, 10/01/33	10/13 @ 100	654,482

		Total Investments—155.5% (cost $61,661,544)		$ 65,242,307
		Other assets in excess of liabilities—2.2%		914,901
		Preferred shares at redemption value, including dividends payable—(57.7)%		(24,201,494)

		Net Assets Applicable to Common Shareholders—100%		$ 41,955,714

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This bond is prerefunded. Securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the maturity date indicated, typically at a premium to par.
[4]	Entire or partial principal amount pledged as collateral for financial futures contracts.
[5]	Security is deemed to be of investment grade quality by the investment advisor.
[6]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of February 29, 2004, the Trust held 6.4% of its net assets, with a current market value of $2,686,550, in securities restricted as to resale.

KEY TO ABBREVIATIONS

FGIC — Financial Guaranty Insurance Company	XLCA — XL Capital Assurance
GO — General Obligation

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
FEBRUARY 29, 2004

BlackRock New York Municipal Income Trust II (BFY)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—155.9%
		New York—143.0%
Aaa	$1,750	Clarence Indl. Dev. Agcy., Civic Fac. Rev., Bristol Village Proj., 6.00%, 1/20/44	01/13 @ 102	$ 1,927,940
AA	6,000	Dutchess Cnty. Ind. Dev. Agcy., Civic Facs. Rev., Vassar Coll. Proj., 5.35%, 9/01/40	08/11 @ 101	6,419,880
BBB	625	Essex Cnty. Indl. Dev. Agcy., Solid Wst. Disp. Rev., Intl. Paper Co. Proj., Ser. A, 5.50%, 10/01/26	10/12 @ 100	636,688
A	3,250	Geneva Indl. Dev. Agcy., Civic Fac. Rev., Hobart & William Smith Proj., Ser. A, 5.375%, 2/01/33	02/13 @ 100	3,433,105
BBB-	385	Herkimer Cnty. Indl. Dev. Agcy., Civic Fac. Rev., Coll. Foundation Inc. Student Hsg., 6.25%, 8/01/34	08/13 @ 100	397,097
AAA	3,515	Long Island Pwr. Auth., Elec. Sys. Rev., Ser. A, Zero Coupon, 6/01/28, FSA	No Opt. Call	1,100,722
		Met. Transp. Auth., Ser. A,
AAA	2,000	5.25%, 11/15/31, FGIC	11/12 @ 100	2,146,080
AA-	5,000	Ded. Tax Fund, 5.00%, 11/15/30	11/12 @ 100	5,179,050
AA-	5,000	Svc. Contract Rev., 5.125%, 1/01/29	07/12 @ 100	5,212,000
A	5,000	New York City, GO, Ser. B, 5.75%, 12/01/22	12/11 @ 100	5,456,300
		New York City Indl. Dev. Agcy., Ser. A,
AA+	1,000	Eger Harbor Proj., 4.95%, 11/20/32	11/12 @ 101	1,019,980
AA+	1,000	Eger Harbor Proj., 5.875%, 5/20/44	11/12 @ 105	1,121,750
A	1,500	Lycee Francais de Proj., 5.375%, 6/01/23, ACA	12/12 @ 100	1,579,830
AA	5,000	New York City Mun. Wtr. Fin. Auth., Ser. A, 5.125%, 6/15/34	06/12 @ 100	5,256,950
AAA	5,000	New York City Trans. Auth., Met. Transp. Auth., Triborough Brdg. & Tunl. Auth., COP, Ser. A, 5.25%, 1/01/29, AMBAC	01/10 @ 101	5,301,600
AA+	5,000	New York City Trans. Fin. Auth., Ser. B, 5.00%, 11/01/27	11/12 @ 100	5,222,250
BBB	2,535	New York Cntys. Tobacco Trust III, 6.00%, 6/01/43	06/13 @ 100	2,460,851
		New York Dorm. Auth.,
AAA	2,500	Brooklyn Law School, Ser. B, 5.125%, 7/01/30, XLCA	07/13 @ 100	2,642,025
Aa3	2,000	Kateri Residence, 5.00%, 7/01/22	07/13 @ 100	2,053,460
AA	5,000	Memorial Sloan Kettering Ctr., Ser. 1, 5.00%, 7/01/34	07/13 @ 100	5,160,500
AA	2,000	Mount St. Mary Coll., 5.00%, 7/01/32, RAA	07/13 @ 100	2,075,960
AAA	2,425	New York Univ., 5.00%, 7/01/31, MBIA	07/11 @ 100	2,524,449
AAA	2,500 [3]	St. Barnabas, Ser. A, 5.00%, 2/01/31, AMBAC	08/12 @ 100	2,615,600
AA-	5,000 [4]	Univ. Dorm. Facs., 5.00%, 7/1/12	N/A	5,775,700
A+	5,500	New York Energy Res. & Dev. Auth., Facs. Rev., 4.70%, 6/01/36	10/05 @ 100	5,556,650
AA	5,000	New York Urban Dev. Corp., Ser. C-1, 5.00%, 3/15/33	03/13 @ 100	5,177,550
Caa2	3,675	Port Auth. of NY & NJ, Spec. Oblig., Cont’l/Eastern Proj. LaGuardia, 9.125%, 12/01/15	03/04 @ 100	3,680,182
A	2,500	Suffolk Cnty. Indl. Dev. Agcy., Keyspan Port Jefferson Proj., 5.25%, 6/01/27	06/13 @ 100	2,550,500
AA	2,500	Triborough Brdg. & Tunl. Auth., Ser. A, 5.00%, 1/01/32	01/12 @ 100	2,593,475
A3	9,000	TSASC Inc., Tobacco Settlement Rev., Ser. 1, 5.75%, 7/15/32	07/12 @ 100	8,888,760

				105,166,884

		Puerto Rico—11.4%
BBB	1,400	Children’s Trust Fund, Tobacco Settlement Rev., 5.625%, 5/15/43	05/12 @ 100	1,305,318
A-	3,750	Puerto Rico, GO, Ser. A, 5.125%, 7/01/31	07/11 @ 100	3,897,113
		Puerto Rico Comnwlth. Hwy. & Transp. Auth.,
A	2,000	Ser. D, 5.375%, 7/01/36	07/12 @ 100	2,142,200
A	1,000	Ser. G, 5.00%, 7/01/42	07/13 @ 100	1,030,280

				8,374,911

		Trust Territories—1.5%
Ba3	1,105	Northern Mariana Islands Commerce, Ser. A, 6.75%, 10/01/33	10/13 @ 100	1,138,901

		Total Long-Term Investments (cost $109,863,016)		114,680,696

See Notes to Financial Statements.

BlackRock New York Municipal Income Trust II (BFY) (continued)

Shares
(000)	Description	Value

	MONEY MARKET FUND—3.0%
2,200	AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $2,200,000)	$ 2,200,000

	Total Investments—158.9% (cost $112,063,016)	$116,880,696
	Other assets in excess of liabilities—1.8%	1,336,610
	Preferred shares at redemption value, including dividends payable—(60.7)%	(44,653,919)

	Net Assets Applicable to Common Shareholders—100%	$ 73,563,387

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Entire or partial principal amount pledged as collateral for financial futures contracts.
[4]	This bond is prerefunded. Securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the maturity date indicated, typically at a premium to par.

KEY TO ABBREVIATIONS

ACA — American Capital Access	GO — General Obligation
AMBAC — American Municipal Bond Assurance Corporation	MBIA — Municipal Bond Insurance Association
COP — Certificate of Participation	RAA — Radian Asset Assurance
FGIC — Financial Guaranty Insurance Company	XLCA — XL Capital Assurance
FSA — Financial Security Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
FEBRUARY 29, 2004

BlackRock Virginia Municipal Bond Trust (BHV)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—153.4%
		Virginia—141.0%
NR3	$1,500	Alexandria Redev. & Hsg. Auth., 3001 Park Cntr. Apts., Ser. A, 6.375%, 4/01/34	04/08 @ 103	$ 1,560,960
AAA	1,500 [4]	Arlington Cnty., GO, 5.00%, 2/01/21	02/11 @ 100	1,596,255
A	2,250	Arlington Cnty. Ind. Dev. Auth., Hosp. Fac. Rev., Virginia Hosp. Ctr. Arlington Hlth. Sys., 5.25%, 7/01/31	07/11 @ 101	2,314,508
NR	1,500	Celebrate North Cmnty. Dev. Auth. Spl. Assmt. Rev., Ser. B, 6.75%, 3/01/34	03/14 @ 102	1,527,150
AAA	1,500	Danville Ind. Dev. Auth., Hosp. Rev., Danville Regl. Med. Ctr, 5.25%, 10/01/28, AMBAC	No Opt. Call	1,695,735
NR3	1,000	Dulles Town Ctr. Cmnty. Dev. Auth., Spl. Assmt. Tax, Dulles Town Ctr. Proj., 6.25%, 3/01/26	03/08 @ 102	1,023,570
AAA	1,500	Fairfax Cnty. Wtr. Auth., Wtr. Rev, 5.00%, 4/01/27	04/12 @ 100	1,578,510
AA	1,000	Hampton, GO, 5.00%, 4/01/20	04/12 @ 101	1,080,190
A-	1,500	Henrico Cnty. Econ. Dev. Auth., Bon Secours Hlth. Sys. Inc., Ser. A, 5.60%, 11/15/30	11/12 @ 100	1,562,220
BBB	1,300	Isle Wight Cnty. Indl. Dev. Auth., Env. Impvt. Rev., Ser. A, 5.70%, 11/01/27	11/13 @ 100	1,346,527
AAA	1,500	Met. Arpts. Auth., Arpt. Sys. Rev., Ser. A, 5.25%, 10/01/32, FGIC	10/12 @ 100	1,577,400
AAA	1,500	Norfolk Arpt. Auth., Ser. A, 5.125%, 7/01/31, FGIC	07/11 @ 100	1,560,750
A	5,000	Pocahontas Pkwy. Assoc., Toll Road Rev., Ser. B, Zero Coupon, 8/15/22, ACA	08/08 @ 45.5	1,720,450
AA	1,375	Prince William Cnty., COP, 5.00%, 12/01/21	06/12 @ 100	1,460,016
AAA	1,250	Richmond Met. Auth., Expwy. Rev., 5.25%, 7/15/22, FGIC	No Opt. Call	1,441,400
AAA	3,000	Richmond Pub. Util., 5.00%, 1/15/33, FSA	01/12 @ 100	3,132,960
		Virginia Coll. Bldg. Auth., Edl. Facs. Rev., Washington & Lee Univ. Proj., MBIA,
AAA	500	5.25%, 1/01/26	No Opt. Call	570,785
AAA	1,000	5.25%, 1/01/31	No Opt. Call	1,149,060
AAA	3,000	Virginia Hsg. Dev. Auth., Comnwlth. Mtg. Rev., Ser. H, 5.375%, 7/01/36, MBIA	07/11 @ 100	3,084,780
		Virginia Res. Auth.,
AA	1,000	Infrastructure Rev., Ser. A, 5.00%, 5/01/22	05/11 @ 101	1,058,450
AA	635	Infrastructure Rev., Ser. A, 5.125%, 5/01/27	05/11 @ 101	670,801
AA	1,500	Wtr. & Swr. Sys. Rev., Frederick Cnty. Sanitation Auth. Proj., 5.20%, 10/01/28	10/10 @ 100	1,577,340

				34,289,817

		Delaware—6.6%
NR3	1,500 [5]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	1,611,930

		Puerto Rico—5.8%
BBB	1,490	Children’s Trust Fund, Tobacco Settlement Rev., 5.375%, 5/15/33	05/12 @ 100	1,419,508

		Total Investments—153.4% (cost $34,797,420)		$ 37,321,255
		Other assets in excess of liabilities—2.2%		529,382
		Preferred shares at redemption value, including dividends payable—(55.6)%		(13,525,445)

		Net Assets Applicable to Common Shareholders—100%		$ 24,325,192

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is deemed to be of investment grade quality by the investment advisor.
[4]	Entire or partial principal amount pledged as collateral for financial futures contracts.
[5]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of February 29, 2004, the Trust held 6.6% of its net assets, with a current market value of $1,611,930, in securities restricted as to resale.

KEY TO ABBREVIATIONS

ACA — American Capital Access	FSA — Financial Security Assurance
AMBAC — American Municipal Bond Assurance Corporation	GO — General Obligation
COP — Certificate of Participation	MBIA — Municipal Bond Insurance Association
FGIC — Financial Guaranty Insurance Company

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (unaudited)
February 29, 2004

				California
	Insured			Insured
	Municipal	Municipal	Municipal	Municipal
	Income Trust	Bond Trust	Income Trust II	Income Trust
	(BYM)	(BBK)	(BLE)	(BCK)

Assets
Investments at value[1]	$625,321,571	$246,837,603	$541,347,604	$123,208,524
Cash	504,420	545,252	517,299	506,645
Receivable from investments sold	—	—	—	—
Interest receivable	6,440,900	3,238,169	7,554,020	1,447,116
Other assets	51,139	7,068	49,154	8,378

	632,318,030	250,628,092	549,468,077	125,170,663

Liabilities
Payable to custodian	—	—	—	—
Variation margin payable	631,750	232,750	536,813	134,750
Dividends payable — common shares	2,042,917	874,379	1,907,915	395,030
Investment advisory fee payable	171,422	77,997	170,471	33,939
Deferred Trustees fees	21,129	11,009	20,212	3,158
Other accrued expenses	90,036	125,930	87,848	42,480

	2,957,254	1,322,065	2,723,259	609,357

Preferred Shares at Redemption Value
$.001 par value per share and $25,000 liquidation value per share, including dividends payable[2]	229,006,446	90,509,006	205,571,978	46,508,035

Net Assets Applicable to Common Shareholders	$400,354,330	$158,797,021	$341,172,840	$ 78,053,271

Composition of Net Assets Applicable to Common Shareholders:
Par value	$ 26,149	$ 10,123	$ 22,781	$ 5,267
Paid-in capital in excess of par	371,097,993	143,571,298	323,306,246	74,673,578
Undistributed (distributions in excess of) net investment income	2,144,534	2,525,034	2,756,520	431,298
Accumulated net realized gain (loss)	(9,063,000)	(614,361)	(7,848,908)	(448,547)
Net unrealized appreciation	36,148,654	13,304,927	22,936,201	3,391,675

Net assets applicable to common shareholders, February 29, 2004	$400,354,330	$158,797,021	$341,172,840	$ 78,053,271

Net asset value per common share[3]	$15.31	$15.69	$14.98	$14.82

[1] Investments at cost	$588,855,964	$233,415,896	$518,142,075	$119,749,319
[2] Preferred shares outstanding	9,159	3,620	8,222	1,860
[3] Common shares outstanding	26,149,334	10,123,055	22,781,072	5,267,067

See Notes to Financial Statements.

			Florida
	California	California	Insured	Florida	Maryland	New Jersey
	Municipal	Municipal	Municipal	Municipal	Municipal	Municipal
	Bond Trust	Income Trust II	Income Trust	Bond Trust	Bond Trust	Bond Trust
	(BZA)	(BCL)	(BAF)	(BIE)	(BZM)	(BLJ)

Assets
Investments at value[1]	$79,890,753	$184,635,692	$204,551,843	$80,719,961	$48,521,596	$54,950,626
Cash	507,429	512,416	532,579	371,856	540,463	—
Receivable from investments sold	—	5,150	—	—	—	—
Interest receivable	1,036,450	2,788,216	2,951,750	1,282,688	613,661	650,626
Other assets	1,442	16,416	14,794	5,269	5,404	7,829

	81,436,074	187,957,890	208,050,966	82,379,774	49,681,124	55,609,081

Liabilities
Payable to custodian	—	—	—	—	—	300,080
Variation margin payable	82,687	223,125	188,125	64,750	38,320	59,063
Dividends payable — common shares	266,939	648,507	653,912	257,504	143,729	178,331
Investment advisory fee payable	22,045	58,185	56,304	22,297	13,460	14,992
Deferred Trustees fees	4,884	5,559	6,171	3,927	4,599	5,285
Other accrued expenses	62,828	40,114	61,532	60,448	31,729	43,624

	439,383	975,490	966,044	408,926	231,837	601,375

Preferred Shares at Redemption Value
$.001 par value per share and $25,000 liquidation value per share, including dividends payable[2]	29,980,179	71,956,487	76,011,621	29,778,001	18,000,963	20,228,093

Net Assets Applicable to Common Shareholders	$51,016,512	$115,025,913	$131,073,301	$52,192,847	$31,448,324	$34,779,613

Composition of Net Assets Applicable to Common Shareholders:
Par value	$ 3,351	$ 7,982	$ 8,719	$ 3,309	$ 2,014	$ 2,269
Paid-in capital in excess of par	47,456,833	113,214,438	123,687,058	46,855,683	28,485,946	32,099,779
Undistributed (distributions in excess of) net investment income	783,933	(56,351)	476,364	691,130	452,338	453,199
Accumulated net realized gain (loss)	(269,141)	(3,624,633)	(578,641)	(212,116)	(227,028)	25,113
Net unrealized appreciation	3,041,536	5,484,477	7,479,801	4,854,841	2,735,054	2,199,253

Net assets applicable to common shareholders, February 29, 2004	$51,016,512	$115,025,913	$131,073,301	$52,192,847	$31,448,324	$34,779,613

Net asset value per common share[3]	$15.22	$14.41	$15.03	$15.77	$15.61	$15.33

[1] Investments at cost	$76,807,824	$179,039,249	$196,977,572	$75,832,770	$45,766,131	$52,721,818
[2] Preferred shares outstanding	1,199	2,878	3,040	1,191	720	809
[3] Common shares outstanding	3,351,150	7,981,621	8,718,823	3,309,483	2,014,422	2,269,366

STATEMENTS OF ASSETS AND LIABILITIES (unaudited) (continued)
February 29, 2004

	New York
	Insured	New York	New York	Virginia
	Municipal	Municipal	Municipal	Municipal
	Income Trust	Bond Trust	Income Trust II	Bond Trust
	(BSE)	(BQH)	(BFY)	(BHV)

Assets
Investments at value[1]	$151,567,438	$65,242,307	$116,880,696	$37,321,255
Cash	545,937	390,324	510,403	217,460
Interest receivable	1,639,764	852,124	1,381,393	485,821
Other assets	9,592	424	10,020	2,604

	153,762,731	66,485,179	118,782,512	38,027,140

Liabilities
Variation margin payable	139,563	53,375	94,500	35,875
Dividends payable — common shares	482,740	208,244	388,652	110,085
Investment advisory fee payable	41,691	18,035	36,827	10,289
Deferred Trustees fees	3,347	4,119	3,839	3,912
Other accrued expenses	50,965	44,198	41,388	16,342

	718,306	327,971	565,206	176,503

Preferred Shares at Redemption Value
$.001 par value per share and $25,000 liquidation value per share, including dividends payable[2]	56,002,765	24,201,494	44,653,919	13,525,445

Net Assets Applicable to Common Shareholders	$ 97,041,660	$41,955,714	$ 73,563,387	$24,325,192

Composition of Net Assets Applicable to Common Shareholders:
Par value	$ 6,437	$ 2,701	$ 4,935	$ 1,520
Paid-in capital in excess of par	91,279,438	38,226,462	69,973,071	21,476,225
Undistributed (distributions in excess of) net investment income	250,442	503,625	(125,577)	434,714
Accumulated net realized gain (loss)	(616,397)	(331,117)	(1,059,271)	(93,218)
Net unrealized appreciation	6,121,740	3,554,043	4,770,229	2,505,951

Net assets applicable to common shareholders, February 29, 2004	$97,041,660	$41,955,714	$ 73,563,387	$24,325,192

Net asset value per common share[3]	$15.08	$15.53	$14.91	$16.00

[1]Investments at cost	$145,375,754	$61,661,544	$112,063,016	$34,797,420
[2]Preferred shares outstanding	2,240	968	1,786	541
[3]Common shares outstanding	6,436,539	2,700,991	4,935,268	1,519,916

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS (unaudited)
February 29, 2004

				California
	Insured			Insured
	Municipal	Municipal	Municipal	Municipal
	Income Trust	Bond Trust	Income Trust II	Income Trust
	(BYM)	(BBK)	(BLE)	(BCK)

Investment Income
Interest income	$15,411,794	$ 6,955,467	$15,044,696	$ 3,034,352

Expenses
Investment advisory	1,671,792	786,102	1,454,974	330,564
Transfer agent	7,462	7,462	7,462	7,462
Custodian	48,920	28,673	57,067	9,834
Reports to shareholders	32,838	16,129	26,374	11,412
Trustees	27,118	10,556	22,568	6,552
Registration	15,707	19,365	6,234	10,774
Independent accountants	21,814	20,358	21,812	19,779
Legal	20,240	9,401	20,065	5,860
Insurance	25,540	9,045	19,711	4,115
Auction agent	294,130	121,107	273,270	61,037
Miscellaneous	22,291	15,157	20,388	10,648

Total expenses	2,187,852	1,043,355	1,929,925	478,037
Less fees waived by Advisor	(607,924)	(362,817)	(396,811)	(120,205)
Less fees paid indirectly	(1,211)	(1,593)	(5,015)	(2,463)

Net expenses	1,578,717	678,945	1,528,099	355,369

Net investment income	13,833,077	6,276,522	13,516,597	2,678,983

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(2,814,834)	1,180,366	1,385,407	(8,282)
Futures	(2,058,938)	(760,393)	(1,747,837)	(440,223)

	(4,873,772)	419,973	(362,430)	(448,505)

Net change in unrealized appreciation/depreciation on:
Investments	48,235,104	14,789,670	38,249,181	9,570,001
Futures	(316,953)	(116,780)	(269,328)	(67,530)

	47,918,151	14,672,890	37,979,853	9,502,471

Net gain	43,044,379	15,092,863	37,617,423	9,053,966

Dividends and Distributions to Preferred Shareholders from:
Net investment income	(1,023,807)	(405,125)	(942,472)	(186,424)
Net realized gains	—	—	—	(5,802)

Total dividends and distributions	(1,023,807)	(405,125)	(942,472)	(192,226)

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations	$55,853,649	$20,964,260	$50,191,548	$11,540,723

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS (unaudited) (continued)
February 29, 2004

		California	Florida
	California	Municipal	Insured	Florida
	Municipal	Income	Municipal	Municipal
	Bond Trust	Trust II	Income Trust	Bond Trust
	(BZA)	(BCL)	(BAF)	(BIE)

Investment Income
Interest income	$2,191,362	$ 4,890,216	$ 5,033,427	$2,166,534

Expenses
Investment advisory	255,576	496,969	552,718	258,872
Transfer agent	7,462	7,462	7,462	7,462
Custodian	11,010	16,038	35,181	10,569
Reports to shareholders	7,452	14,014	14,280	7,462
Trustees	6,370	8,008	9,100	6,370
Registration	11,435	2,144	10,824	11,278
Independent accountants	19,514	20,038	19,671	19,510
Legal	5,991	7,916	7,972	5,989
Insurance	2,924	6,744	7,729	2,984
Auction agent	39,902	100,566	97,460	37,159
Miscellaneous	10,334	11,714	12,226	10,336

Total expenses	377,970	691,613	774,623	377,991
Less fees waived by Advisor	(117,958)	(135,537)	(200,988)	(119,479)
Less fees paid indirectly	(1,537)	(2,061)	(20,985)	(1,096)

Net expenses	258,475	554,015	552,650	257,416

Net investment income	1,932,887	4,336,201	4,480,777	1,909,118

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	122,561	192,614	122,757	(324,375)
Futures	(269,854)	(728,906)	(615,042)	(212,017)

	(147,293)	(536,292)	(492,285)	(536,392)

Net change in unrealized appreciation/depreciation on:
Investments	5,281,520	13,720,837	12,343,391	4,568,277
Futures	(41,393)	(111,966)	(94,470)	(32,350)

	5,240,127	13,608,871	12,248,921	4,535,927

Net gain	5,092,834	13,072,579	11,756,636	3,999,535

Dividends and Distributions to Preferred Shareholders from:
Net investment income	(105,657)	(319,901)	(300,022)	(131,954)
Net realized gains	(18,799)	—	(61,378)	(6,733)

Total dividends and distributions	(124,456)	(319,901)	(361,400)	(138,687)

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations	$6,901,265	$17,088,879	$15,876,013	$5,769,966

See Notes to Financial Statements.

			New York
	Maryland	New Jersey	Insured	New York	New York	Virginia
	Municipal	Municipal	Municipal	Municipal	Municipal	Municipal
	Bond Trust	Bond Trust	Income Trust	Bond Trust	Income Trust II	Bond Trust
	(BZM)	(BLJ)	(BSE)	(BQH)	(BFY)	(BHV)

Investment Income
Interest income	$1,257,655	$1,497,259	$ 3,695,637	$1,748,603	$2,929,036	$ 975,328

Expenses
Investment advisory	156,165	173,069	406,275	208,956	314,881	118,750
Transfer agent	7,462	7,462	7,462	7,462	7,462	7,462
Custodian	9,559	10,601	24,985	10,145	8,994	9,595
Reports to shareholders	6,518	7,403	12,388	7,434	8,596	5,431
Trustees	6,188	6,188	6,734	6,370	6,552	6,188
Registration	605	699	10,790	11,435	1,296	440
Independent accountants	19,343	19,368	19,682	19,432	19,685	10,745
Legal	5,294	5,303	5,841	5,329	5,795	5,278
Insurance	1,797	2,107	5,397	2,427	4,259	1,450
Auction agent	24,957	27,735	72,891	32,694	60,525	19,372
Miscellaneous	9,138	8,266	11,131	10,248	10,608	5,826

Total expenses	247,026	268,201	583,576	321,932	448,653	190,537
Less fees waived by Advisor	(72,076)	(79,878)	(147,737)	(96,441)	(85,878)	(54,809)
Less fees paid indirectly	(335)	(1,319)	(16,158)	(1,045)	(1,334)	(371)

Net expenses	174,615	187,004	419,681	224,446	361,441	135,357

Net investment income	1,083,040	1,310,255	3,275,956	1,524,157	2,567,595	839,971

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(110,340)	218,156	(98,869)	(14,032)	(28,034)	(62,790)
Futures	(124,463)	(192,953)	(459,489)	(174,348)	(308,552)	(117,743)

	(234,803)	25,203	(558,358)	(188,380)	(336,586)	(180,533)

Net change in unrealized appreciation/depreciation on:
Investments	2,635,277	3,492,190	10,915,628	3,772,790	7,959,674	2,408,994
Futures	(20,412)	(29,555)	(69,944)	(26,720)	(47,451)	(17,884)

	2,614,865	3,462,635	10,845,684	3,746,070	7,912,223	2,391,110

Net gain	2,380,062	3,487,838	10,287,326	3,557,690	7,575,637	2,210,577

Dividends and Distributions to Preferred Shareholders from:
Net investment income	(79,784)	(78,448)	(225,408)	(83,914)	(198,389)	(52,856)
Net realized gains	—	(9,757)	—	—	—	—

Total dividends and distributions	(79,784)	(88,205)	(225,408)	(83,914)	(198,389)	(52,856)

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations	$3,383,318	$4,709,888	$13,337,874	$4,997,933	$9,944,843	$2,997,692

STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended February 29, 2004 (unaudited), and for the period1 ended August 31, 2003

	Insured Municipal Income Trust		Municipal Bond Trust
	(BYM)		(BBK)

	2004	2003	2004	2003

Increase (Decrease) in Net Assets Applicable to
Common Shareholders
Operations
Net investment income	$13,833,077	$21,617,620	$6,276,522	$12,879,742
Net realized gain (loss)	(4,873,772)	(4,190,174)	419,973	(805,556)
Net change in unrealized appreciation/
depreciation	47,918,151	(11,769,497)	14,672,890	(6,670,938)
Dividends and distributions to preferred
shareholders from:
Net investment income	(1,023,807)	(1,705,605)	(405,125)	(995,851)
Net realized gains	—	—	—	(68,481)

Net increase (decrease) in net assets resulting
from operations	55,853,649	3,952,344	20,964,260	4,338,916

Dividends and Distributions to
Common Shareholders from:
Net investment income	(12,257,500)	(18,333,305)	(5,246,268)	(10,290,066)
Net realized gains	—	—	—	(529,092)

Total dividends and distributions	(12,257,500)	(18,333,305)	(5,246,268)	(10,819,158)

Capital Share Transactions:
Net proceeds from the issuance of
common shares	—	343,210,001	—	—
Net proceeds from the underwriters’
over-allotment option exercised	—	28,590,000	—	—
Underwriting discounts and unused (additional)
offering costs relating to the issuance of
preferred shares	(2,051)	(2,657,181)	128,162	—
Reinvestment of common dividends	322,573	1,675,800	—	178,549

Net proceeds from capital share transactions	320,522	370,818,620	128,162	178,549

Total increase (decrease)	43,916,671	356,437,659	15,846,154	(6,301,693)

Net Assets Applicable to
Common Shareholders:
Beginning of period	356,437,659	—	142,950,867	149,252,560

End of period	$400,354,330	$356,437,659	$158,797,021	$142,950,867

End of period undistributed net investment income	$2,144,534	$1,592,764	$2,525,034	$1,899,905

[1] Commencements of investment operations for the Insured Trusts were October 31, 2002. This information includes the initial investments by BlackRock Funding, Inc. The other Trusts’ statements are for a full year.

See Notes to Financial Statements.

			California Insured		California Municipal
	Municipal Income Trust II		Municipal Income Trust		Bond Trust
	(BLE)		(BCK)		(BZA)

	2004	2003	2004	2003	2004	2003

Increase (Decrease) in Net Assets Applicable to
Common Shareholders
Operations
Net investment income	$13,516,597	$25,913,002	$2,678,983	$4,154,466	$1,932,887	$3,923,657
Net realized gain (loss)	(362,430)	(7,486,568)	(448,505)	73,698	(147,293)	333,162
Net change in unrealized appreciation/
depreciation	37,979,853	(16,689,310)	9,502,471	(6,110,796)	5,240,127	(4,389,282)
Dividends and distributions to preferred
shareholders from:
Net investment income	(942,472)	(2,206,764)	(186,424)	(309,490)	(105,657)	(285,766)
Net realized gains	—	—	(5,802)	—	(18,799)	(36,465)

Net increase (decrease) in net assets resulting
from operations	50,191,548	(469,640)	11,540,723	(2,192,122)	6,901,265	(454,694)

Dividends and Distributions to
Common Shareholders from:
Net investment income	(11,447,483)	(22,875,695)	(2,369,969)	(3,551,261)	(1,601,633)	(3,151,958)
Net realized gains	—	—	(67,945)	—	(223,187)	(278,186)

Total dividends and distributions	(11,447,483)	(22,875,695)	(2,437,914)	(3,551,261)	(1,824,820)	(3,430,144)

Capital Share Transactions:
Net proceeds from the issuance of
common shares	—	—	—	71,605,001	—	—
Net proceeds from the underwriters’
over-allotment option exercised	(9,000)	4,288,500	—	3,573,750	—	—
Underwriting discounts and unused (additional)
offering costs relating to the issuance of
preferred shares	—	(2,294,668)	—	(609,518)	—	(21,849)
Reinvestment of common dividends	101,149	205,295	40,555	84,057	—	12,499

Net proceeds from capital share transactions	92,149	2,199,127	40,555	74,653,290	—	(9,350)

Total increase (decrease)	38,836,214	(21,146,208)	9,143,364	68,909,907	5,076,445	(3,894,188)

Net Assets Applicable to
Common Shareholders:
Beginning of period	302,336,626	323,482,834	68,909,907	—	45,940,067	49,834,255

End of period	$341,172,840	$302,336,626	$78,053,271	$68,909,907	$51,016,512	$45,940,067

End of period undistributed net investment income	$2,756,520	$1,629,878	$431,298	$308,708	$783,933	$558,336

STATEMENTS OF CHANGES IN NET ASSETS (continued)
For the six months ended February 29, 2004 (unaudited), and for the period1 ended August 31, 2003

	California		Florida Insured
	Municipal Income Trust II		Municipal Income Trust
	(BCL)		(BAF)

	2004	2003	2004	2003

Increase (Decrease) in Net Assets Applicable to
Common Shareholders
Operations
Net investment income	$4,336,201	$8,139,709	$4,480,777	$6,649,133
Net realized gain (loss)	(536,292)	(3,089,325)	(492,285)	632,254
Net change in unrealized appreciation/
depreciation	13,608,871	(8,940,916)	12,248,921	(4,769,120)
Dividends and distributions to preferred
shareholders from:
Net investment income	(319,901)	(699,743)	(300,022)	(563,529)
Net realized gains	—	—	(61,378)	—

Net increase (decrease) in net assets resulting
from operations	17,088,879	(4,590,275)	15,876,013	1,948,738

Dividends and Distributions to
Common Shareholders from:
Net investment income	(3,890,461)	(7,764,974)	(3,923,470)	(5,881,358)
Net realized gains	—	—	(657,399)	—

Total dividends and distributions	(3,890,461)	(7,764,974)	(4,580,869)	(5,881,358)

Capital Share Transactions:
Net proceeds from the issuance of
common shares	—	—	—	114,493,001
Net proceeds from the underwriters’
over-allotment option exercised	(4,500)	2,144,250	—	10,006,500
Underwriting discounts and additional offering
costs relating to the issuance of preferred
shares	—	(849,475)	—	(944,848)
Reinvestment of common dividends	93,848	222,296	—	156,124

Net proceeds from capital share transactions	89,348	1,517,071	—	123,710,777

Total increase (decrease)	13,287,766	(10,838,178)	11,295,144	119,778,157

Net Assets Applicable to
Common Shareholders:
Beginning of period	101,738,147	112,576,325	119,778,157	—

End of period	$115,025,913	$101,738,147	$131,073,301	$119,778,157

End of period undistributed (distributions in excess)
of net investment income	$(56,351)	$(182,190)	$476,364	$219,079

[1] Commencements of investment operations for the Insured Trusts were October 31, 2002. This information includes the initial investments by BlackRock Funding, Inc. The other Trusts’ statements are for a full year.

See Notes to Financial Statements.

	Florida		Maryland		New Jersey
	Municipal Bond Trust		Municipal Bond Trust		Municipal Bond Trust
	(BIE)		(BZM)		(BLJ)

	2004	2003	2004	2003	2004	2003

Increase (Decrease) in Net Assets Applicable to
Common Shareholders
Operations
Net investment income	$1,909,118	$3,763,594	$1,083,040	$2,158,263	$1,310,255	$2,593,490
Net realized gain (loss)	(536,392)	617,109	(234,803)	93,425	25,203	192,616
Net change in unrealized appreciation/
depreciation	4,535,927	(2,067,781)	2,614,865	(1,028,809)	3,462,635	(2,102,018)
Dividends and distributions to preferred
shareholders from:
Net investment income	(131,954)	(294,203)	(79,784)	(192,706)	(78,448)	(194,504)
Net realized gains	(6,733)	(25,515)	—	(11,022)	(9,757)	(16,272)

Net increase (decrease) in net assets resulting
from operations	5,769,966	1,993,204	3,383,318	1,019,151	4,709,888	473,312

Dividends and Distributions to
Common Shareholders from:
Net investment income	(1,545,024)	(3,038,237)	(862,266)	(1,696,742)	(1,069,986)	(2,110,955)
Net realized gains	(74,132)	(186,453)	—	(72,550)	(111,653)	(143,682)

Total dividends and distributions	(1,619,156)	(3,224,690)	(862,266)	(1,769,292)	(1,181,639)	(2,254,637)

Capital Share Transactions:
Net proceeds from the issuance of
common shares	—	—	—	—	—	—
Net proceeds from the underwriters’
over-allotment option exercised	—	—	—	—	—	—
Underwriting discounts and additional offering
costs relating to the issuance of preferred
shares	—	(28,492)	—	(50,675)	—	(48,427)
Reinvestment of common dividends	—	18,121	4,619	18,519	25,241	75,007

Net proceeds from capital share transactions	—	(10,371)	4,619	(32,156)	25,241	26,580

Total increase (decrease)	4,150,810	(1,241,857)	2,525,671	(782,297)	3,553,490	(1,754,745)

Net Assets Applicable to
Common Shareholders:
Beginning of period	48,042,037	49,283,894	28,922,653	29,704,950	31,226,123	32,980,868

End of period	$52,192,847	$48,042,037	$31,448,324	$28,922,653	$34,779,613	$31,226,123

End of period undistributed (distributions in excess)
of net investment income	$691,130	$458,990	$452,338	$311,348	$453,199	$291,378

STATEMENTS OF CHANGES IN NET ASSETS (continued)
For the six months ended February 29, 2004 (unaudited), and for the period1 ended August 31, 2003

	New York Insured		New York
	Municipal Income Trust		Municipal Bond Trust
	(BSE)		(BQH)

	2004	2003	2004	2003

Increase (Decrease) in Net Assets Applicable to
Common Shareholders
Operations
Net investment income	$3,275,956	$4,829,121	$1,524,157	$3,032,080
Net realized gain (loss)	(558,358)	(58,730)	(188,380)	(143,156)
Net change in unrealized appreciation/
depreciation	10,845,684	(4,723,944)	3,746,070	(1,803,841)
Dividends and distributions to preferred
shareholders from:
Net investment income	(225,408)	(420,505)	(83,914)	(249,849)
Net realized gains	—	—	—	(21,352)

Net increase (decrease) in net assets resulting
from operations	13,337,874	(374,058)	4,997,933	813,882

Dividends and Distributions to
Common Shareholders from:
Net investment income	(2,895,837)	(4,327,194)	(1,249,459)	(2,475,984)
Net realized gains	—	—	—	(155,250)

Total dividends and distributions	(2,895,837)	(4,327,194)	(1,249,459)	(2,631,234)

Capital Share Transactions:
Net proceeds from issuance of common shares	—	85,901,501	—	—
Net proceeds from the underwriters’
over-allotment option exercised	—	5,718,000	—	—
Underwriting discounts and additional offering
costs relating to the issuance of preferred
shares	—	(711,970)	—	(37,459)
Reinvestment of common dividends	168,608	224,736	—	—

Net proceeds from capital share transactions	168,608	91,132,267	—	(37,459)

Total increase (decrease)	10,610,645	86,431,015	3,748,474	(1,854,811)

Net Assets Applicable to
Common Shareholders:
Beginning of period	86,431,015	—	38,207,240	40,062,051

End of period	$97,041,660	$86,431,015	$41,955,714	$38,207,240

End of period undistributed (distributions in excess)
of net investment income	$250,442	$95,731	$503,625	$312,841

[1] Commencements of investment operations for the Insured Trusts were October 31, 2002. This information includes the initial investments by BlackRock Funding, Inc. The other Trusts’ statements are for a full year.

See Notes to Financial Statements.

	New York		Virginia
	Municipal Income Trust II		Municipal Bond Trust
	(BFY)		(BHV)

	2004	2003	2004	2003

Increase (Decrease) in Net Assets Applicable to
Common Shareholders
Operations
Net investment income	$2,567,595	$4,857,157	$839,971	$1,655,091
Net realized gain (loss)	(336,586)	(722,685)	(180,533)	237,709
Net change in unrealized appreciation/
depreciation	7,912,223	(3,853,513)	2,391,110	(910,742)
Dividends and distributions to preferred
shareholders from:
Net investment income	(198,389)	(476,593)	(52,856)	(121,007)
Net realized gains	—	—	—	(22,888)

Net increase (decrease) in net assets resulting
from operations	9,944,843	(195,634)	2,997,692	838,163

Dividends and Distributions to
Common Shareholders from:
Net investment income	(2,331,912)	(4,661,882)	(659,923)	(1,289,511)
Net realized gains	—	—	—	(151,377)

Total dividends and distributions	(2,331,912)	(4,661,882)	(659,923)	(1,440,888)

Capital Share Transactions:
Net proceeds from issuance of common shares	—	—	—	—
Net proceeds from the underwriters’
over-allotment option exercised	(2,250)	1,072,125	—	—
Underwriting discounts and additional offering
costs relating to the issuance of preferred
shares	—	(567,282)	—	(58,033)
Reinvestment of common dividends	—	29,662	43,558	60,042

Net proceeds from capital share transactions	(2,250)	534,505	43,558	2,009

Total increase (decrease)	7,610,681	(4,323,011)	2,381,327	(600,716)

Net Assets Applicable to
Common Shareholders:
Beginning of period	65,952,706	70,275,717	21,943,865	22,544,581

End of period	$73,563,387	$65,952,706	$24,325,192	$21,943,865

End of period undistributed (distributions in excess)
of net investment income	$(125,577)	$(162,871)	$434,714	$307,522

FINANCIAL HIGHLIGHTS

BlackRock Insured Municipal Income Trust (BYM)

		For the period
	Six Months Ended	October 31, 2002[1]
	February 29, 2004	through
	(unaudited)	August 31, 2003

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$ 13.64	$ 14.33[2]

Investment operations:
Net investment income	0.53	0.83
Net realized and unrealized gain (loss)	1.65	(0.62)
Dividends to preferred shareholders from net investment income	(0.04)	(0.07)

Net increase from investment operations	2.14	0.14

Dividends to common shareholders from net investment income	(0.47)	(0.70)

Capital charges with respect to issuance of:
Common shares	—	(0.03)
Preferred shares	—	(0.10)

Total capital charges	—	(0.13)

Net asset value, end of period	$ 15.31	$ 13.64

Market price, end of period	$ 14.70	$ 13.51

TOTAL INVESTMENT RETURN[3]	12.43%	(5.39)%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[4,5]
Expenses after fees waived and paid indirectly	0.83%	0.77%
Expenses before fees waived and paid indirectly	1.15%	1.10%
Net investment income after fees waived and paid indirectly and before preferred share dividends	7.28%	6.95%
Preferred share dividends	0.54%	0.55%
Net investment income available to common shareholders	6.74%	6.40%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$382,289	$372,269
Portfolio turnover	24%	46%
Net assets of common shareholders, end of period (000)	$400,354	$356,438
Preferred shares value outstanding (000)	$228,975	$228,975
Asset coverage per preferred share, end of period	$ 68,715	$ 63,919

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the trusts dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
[5]	Annualized.

The information in the above Financial Highlights represents the unaudited operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Municipal Bond Trust (BBK)

			For the period
	Six Months Ended		April 30, 2002[1]
	February 29, 2004	Year Ended	through
	(unaudited)	August 31, 2003	August 31, 2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$ 14.12	$ 14.76	$ 14.33[2]

Investment operations:
Net investment income	0.62	1.28	0.31
Net realized and unrealized gain (loss)	1.50	(0.74)	0.52
Dividends and distributions to preferred shareholders: Net investment income	(0.04)	(0.10)	(0.03)
Net realized gains	—	(0.01)	—

Net increase from investment operations	2.08	0.43	0.80

Dividends and distributions to common shareholders: Net investment income	(0.52)	(1.02)	(0.25)
Net realized gains	—	(0.05)	—

Total dividends and distributions	(0.52)	(1.07)	(0.25)

Capital changes with respect to issuance of:
Common shares	—	—	(0.03)
Preferred shares	0.01	—	(0.09)

Total capital changes	0.01	—	(0.12)

Net asset value, end of period	$ 15.69	$ 14.12	$ 14.76

Market price, end of period	$ 15.01	$ 13.66	$ 14.90

TOTAL INVESTMENT RETURN[3]	13.79%	(1.20)%	1.07%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	0.89%[5]	0.91%	0.90%[5]
Expenses before fees waived and paid indirectly	1.37%[5]	1.41%	1.32%[6]
Net investment income after fees waived and paid indirectly and before preferred share dividends	8.27%[5]	8.66%	6.35%[5]
Preferred share dividends	0.53%[5]	0.67%	0.53%[5]
Net investment income available to common shareholders	7.74%[5]	7.99%	5.82%[5]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$152,707	$148,670	$144,196
Portfolio turnover	23%	21%	22%
Net assets of common shareholders, end of period (000)	$158,797	$142,951	$149,253
Preferred shares value outstanding (000)	$ 90,500	$ 90,500	$ 90,500
Asset coverage per preferred share, end of period	$ 68,869	$ 64,491	$ 66,233

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the trusts dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
[5]	Annualized.

The information in the above Financial Highlights represents the unaudited operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

FINANCIAL HIGHLIGHTS

BlackRock Municipal Income Trust II (BLE)

			For the period
	Six Months Ended		July 30, 2002[1]
	February 29, 2004	Year Ended	through
	(unaudited)	August 31, 2003	August 31, 2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$ 13.28	$ 14.40	$ 14.33[2]

Investment operations:
Net investment income	0.59	1.14	0.03
Net realized and unrealized gain (loss)	1.65	(1.06)	0.07
Dividends to preferred shareholders from net investment income	(0.04)	(0.10)	—

Net increase (decrease) from investment operations	2.20	(0.02)	0.10

Dividends to common shareholders from net investment income	(0.50)	(1.00)	—

Capital charges with respect to issuance of:
Common shares	—	—	(0.03)
Preferred shares	—	(0.10)	—

Total capital charges	—	(0.10)	(0.03)

Net asset value, end of period	$ 14.98	$ 13.28	$ 14.40

Market price, end of period	$ 14.53	$ 13.11	$ 15.00

TOTAL INVESTMENT RETURN[3]	14.84%	(6.00)%	0.00%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	0.94%[5]	0.92%	0.65%[6]
Expenses before fees waived and paid indirectly	1.19%[5]	1.17%	0.80%[6]
Net investment income after fees waived and paid indirectly and before preferred share dividends	8.33%[5]	8.15%	2.82%[6]
Preferred share dividends	0.58%[5]	0.69%	—%[6]
Net investment income available to common shareholders	7.75%[5]	7.46%	2.82%[6]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$326,439	$318,014	$307,165
Portfolio turnover	25%	118%	—%
Net assets of common shareholders, end of period (000)	$341,173	$302,337	$323,483
Preferred shares value outstanding (000)	$205,550	$205,550	$ —
Asset coverage per preferred share, end of period	$ 66,498	$ 61,774	$ —

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the trusts dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
[5]	Annualized.
[6]	These annualized ratios are not indicative of future expense ratios, due to the short operating history of the Trust.

The information in the above Financial Highlights represents the unaudited operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

FINANCIAL HIGHLIGHTS

BlackRock California Insured Municipal Income Trust (BCK)

		For the period
	Six Months Ended	October 31, 2002[1]
	February 29, 2004	through
	(unaudited)	August 31, 2003

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$ 13.09	$ 14.33[2]

Investment operations:
Net investment income	0.51	0.79
Net realized and unrealized gain (loss)	1.72	(1.15)
Dividends to preferred shareholders from net investment income	(0.04)	(0.06)

Net increase (decrease) from investment operations	2.19	(0.42)

Dividends to common shareholders: Net investment income	(0.45)	(0.67)
Net realized gains	(0.01)	—

Total dividends and distributions	(0.46)	(0.67)

Capital charges with respect to issuance of:
Common shares	—	(0.03)
Preferred shares	—	(0.12)

Total capital charges	—	(0.15)

Net asset value, end of period	$ 14.82	$ 13.09

Market price, end of period	$ 14.34	$ 13.01

TOTAL INVESTMENT RETURN[3]	13.91%	(8.98)%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[4,5]
Expenses after fees waived and paid indirectly	0.96%	0.92%
Expenses before fees waived and paid indirectly	1.29%	1.27%
Net investment income after fees waived and paid indirectly and before preferred share dividends	7.24%	6.69%
Preferred share dividends	0.50%	0.50%
Net investment income available to common shareholders	6.74%	6.19%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$ 74,366	$ 74,302
Portfolio turnover	—%	41%
Net assets of common shareholders, end of period (000)	$ 78,053	$ 68,910
Preferred shares value outstanding (000)	$ 46,500	$ 46,500
Asset coverage per preferred share, end of period	$ 66,968	$ 62,052

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the trusts dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
[5]	Annualized.

The information in the above Financial Highlights represents the unaudited operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock California Municipal Bond Trust (BZA)

			For the period
	Six Months Ended		April 30, 2002[1]
	February 29, 2004	Year Ended	through
	(unaudited)	August 31, 2003	August 31, 2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$ 13.71	$ 14.87	$ 14.33[2]

Investment operations:
Net investment income	0.58	1.18	0.28
Net realized and unrealized gain (loss)	1.52	(1.21)	0.63
Dividends and distributions to preferred shareholders: Net investment income	(0.03)	(0.09)	(0.02)
Net realized gains	(0.01)	(0.01)	—

Net increase (decrease) from investment operations	2.06	(0.13)	0.89

Dividends and distributions to common shareholders: Net investment income	(0.48)	(0.94)	(0.23)
Net realized gains	(0.07)	(0.08)	—

Total dividends and distributions	(0.55)	(1.02)	(0.23)

Capital charges with respect to issuance of:
Common shares	—	—	(0.03)
Preferred shares	—	(0.01)	(0.09)

Total capital charges	—	(0.01)	(0.12)

Net asset value, end of period	$ 15.22	$ 13.71	$ 14.87

Market price, end of period	$ 14.23	$ 13.15	$ 14.58

TOTAL INVESTMENT RETURN[3]	12.49%	(2.92)%	(1.23)%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	1.06%[5]	1.06%	1.12%[4]
Expenses before fees waived and paid indirectly	1.55%[5]	1.54%	1.53%[4]
Net investment income after fees waived and paid indirectly and before preferred share dividends	7.92%[5]	7.99%	5.75%[5]
Preferred share dividends	0.43%[5]	0.58%	0.49%[5]
Net investment income available to common shareholders	7.49%[5]	7.41%	5.26%[5]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$ 49,096	$ 49,107	$ 47,390
Portfolio turnover	10%	22%	18%
Net assets of common shareholders, end of period (000)	$ 51,017	$ 45,940	$ 49,834
Preferred shares value outstanding (000)	$ 29,975	$ 29,975	$ 29,975
Asset coverage per preferred share, end of period	$ 67,554	$ 63,318	$ 66,569

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the trusts dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
[5]	Annualized.

The information in the above Financial Highlights represents the unaudited operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

FINANCIAL HIGHLIGHTS

BlackRock California Municipal Income Trust II (BCL)

			For the period
	Six Months Ended		July 30, 2002[1]
	February 29, 2004	Year Ended	through
	(unaudited)	August 31, 2003	August 31, 2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$ 12.76	$ 14.42	$ 14.33[2]

Investment operations:
Net investment income	0.55	1.02	0.02
Net realized and unrealized gain (loss)	1.63	(1.51)	0.10
Dividends to preferred shareholders from net investment income	(0.04)	(0.09)	—

Net increase (decrease) from investment operations	2.14	(0.58)	0.12

Dividends to common shareholders from net investment income	(0.49)	(0.97)	—

Capital charges with respect to issuance of:
Common shares	—	—	(0.03)
Preferred shares	—	(0.11)	—

Total capital charges	—	(0.11)	(0.03)

Net asset value, end of period	$ 14.41	$ 12.76	$ 14.42

Market price, end of period	$ 13.96	$ 13.01	$ 15.01

TOTAL INVESTMENT RETURN[3]	11.16%	(6.94)%	0.07%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	1.02%[5]	0.97%	1.05%[6]
Expenses before fees waived and paid indirectly	1.27%[5]	1.23%	1.20%[6]
Net investment income after fees waived and paid indirectly and before preferred share dividends	7.94%[5]	7.38%	1.35%[6]
Preferred share dividends	0.59%[5]	0.63%	—%[6]
Net investment income available to common shareholders	7.35%[5]	6.75%	1.35%[6]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$109,759	$110,286	$105,895
Portfolio turnover	13%	85%	—%
Net assets of common shareholders, end of period (000)	$115,026	$101,738	$112,576
Preferred shares value outstanding (000)	$ 71,950	$ 71,950	$ —
Asset coverage per preferred share, end of period	$ 64,970	$ 60,353	$ —

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the trusts dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
[5]	Annualized.
[6]	These annualized ratios are not indicative of future expense ratios, due to the short operating history of the Trust.

The information in the above Financial Highlights represents the unaudited operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

FINANCIAL HIGHLIGHTS

BlackRock Florida Insured Municipal Income Trust (BAF)

		For the period
	Six Months Ended	October 31, 2002[1]
	February 29, 2004	through
	(unaudited)	August 31, 2003

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$ 13.74	$ 14.33[2]

Investment operations:
Net investment income	0.51	0.75
Net realized and unrealized gain (loss)	1.35	(0.47)
Dividends and distributions to preferred shareholders: Net investment income	(0.03)	(0.06)
Net realized gains	(0.01)	—

Net increase from investment operations	1.82	0.22

Dividends and distributions to common shareholders: Net investment income	(0.45)	(0.67)
Net realized gains	(0.08)	—

Total dividends and distributions	(0.53)	(0.67)

Capital charges with respect to issuance of:
Common shares	—	(0.03)
Preferred shares	—	(0.11)

Total capital charges	—	(0.14)

Net asset value, end of period	$ 15.03	$ 13.74

Market price, end of period	$ 14.95	$ 13.20

TOTAL INVESTMENT RETURN[3]	17.45%	(7.78)%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[4,5]
Expenses after fees waived and paid indirectly	0.88%	0.83%
Expenses before fees waived and paid indirectly	1.24%	1.17%
Net investment income after fees waived and paid indirectly and before preferred share dividends	7.15%	6.39%
Preferred share dividends	0.48%	0.54%
Net investment income available to common shareholders	6.67%	5.85%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$126,093	$124,543
Portfolio turnover	1%	50%
Net assets of common shareholders, end of period (000)	$131,073	$119,778
Preferred shares value outstanding (000)	$ 76,000	$ 76,000
Asset coverage per preferred share, end of period	$ 68,120	$ 64,404

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the trusts dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
[5]	Annualized.

The information in the above Financial Highlights represents the unaudited operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

FINANCIAL HIGHLIGHTS

BlackRock Florida Municipal Bond Trust (BIE)

			For the period
	Six Months Ended		April 30, 2002[1]
	February 29, 2004	Year Ended	through
	(unaudited)	August 31, 2003	August 31, 2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$ 14.52	$ 14.90	$ 14.33[2]

Investment operations:
Net investment income	0.58	1.14	0.26
Net realized and unrealized gain (loss)	1.20	(0.43)	0.68
Dividends and distributions to preferred shareholders: Net investment income	(0.04)	(0.09)	(0.02)
Net realized gains	—	(0.01)	—

Net increase from investment operations	1.74	0.61	0.92

Dividends and distributions to common shareholders: Net investment income	(0.47)	(0.92)	(0.23)
Net realized gains	(0.02)	(0.06)	—

Total dividends and distributions	(0.49)	(0.98)	(0.23)

Capital charges with respect to issuance of:
Common shares	—	—	(0.03)
Preferred shares	—	(0.01)	(0.09)

Total capital charges	—	(0.01)	(0.12)

Net asset value, end of period	$ 15.77	$ 14.52	$ 14.90

Market price, end of period	$ 15.04	$ 13.55	$ 14.92

TOTAL INVESTMENT RETURN[3]	14.76%	(2.90)%	1.03%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	1.03%[5]	1.05%	1.12%[5]
Expenses before fees waived and paid indirectly	1.51%[5]	1.53%	1.54%[5]
Net investment income after fees waived and paid indirectly and before preferred share dividends	7.63%[5]	7.54%	5.36%[5]
Preferred share dividends	0.53%[5]	0.59%	0.49%[5]
Net investment income available to common shareholders	7.10%[5]	6.95%	4.87%[5]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$ 50,315	$ 49,915	$ 46,792
Portfolio turnover	4%	19%	—%
Net assets of common shareholders, end of period (000)	$ 52,193	$ 48,042	$ 49,284
Preferred shares value outstanding (000)	$ 29,775	$ 29,775	$ 29,775
Asset coverage per preferred share, end of period	$ 68,825	$ 65,340	$ 66,383

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the trusts dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
[5]	Annualized.

The information in the above Financial Highlights represents the unaudited operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

FINANCIAL HIGHLIGHTS

BlackRock Maryland Municipal Bond Trust (BZM)

			For the period
	Six Months Ended		April 30, 2002[1]
	February 29, 2004	Year Ended	through
	(unaudited)	August 31, 2003	August 31, 2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$ 14.36	$ 14.76	$ 14.33[2]

Investment operations:
Net investment income	0.54	1.07	0.25
Net realized and unrealized gain (loss)	1.18	(0.45)	0.53
Dividends and distributions to preferred shareholders: Net investment income	(0.04)	(0.10)	(0.03)
Net realized gains	—	(0.01)	—

Net increase from investment operations	1.68	0.51	0.75

Dividends and distributions to common shareholders: Net investment income	(0.43)	(0.84)	(0.21)
Net realized gains	—	(0.04)	—

Total dividends and distributions	(0.43)	(0.88)	(0.21)

Capital charges with respect to issuance of:
Common shares	—	—	(0.02)
Preferred shares	—	(0.03)	(0.09)

Total capital charges	—	(0.03)	(0.11)

Net asset value, end of period	$ 15.61	$ 14.36	$ 14.76

Market price, end of period	$ 15.69	$ 13.90	$ 14.95

TOTAL INVESTMENT RETURN[3]	16.18%	(1.32)%	1.10%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	1.16%[5]	1.15%	1.12%[5]
Expenses before fees waived and paid indirectly	1.64%[5]	1.63%	1.54%[5]
Net investment income after fees waived and paid indirectly and before preferred share dividends	7.18%[5]	7.18%	5.30%[5]
Preferred share dividends	0.53%[5]	0.64%	0.54%[5]
Net investment income available to common shareholders	6.65%[5]	6.54%	4.76%[5]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$ 30,315	$ 30,069	$ 28,153
Portfolio turnover	7%	14%	1%
Net assets of common shareholders, end of period (000)	$ 31,448	$ 28,923	$ 29,705
Preferred shares value outstanding (000)	$ 18,000	$ 18,000	$ 18,000
Asset coverage per preferred share, end of period	$ 68,680	$ 65,172	$ 66,259

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the trusts dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
[5]	Annualized.

The information in the above Financial Highlights represents the unaudited operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

FINANCIAL HIGHLIGHTS

BlackRock New Jersey Municipal Bond Trust (BLJ)

			For the period
	Six Months Ended		April 30, 2002[1]
	February 29, 2004	Year Ended	through
	(unaudited)	August 31, 2003	August 31, 2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$ 13.77	$ 14.58	$ 14.33[2]

Investment operations:
Net investment income	0.57	1.15	0.25
Net realized and unrealized gain (loss)	1.54	(0.85)	0.37
Dividends and distributions to preferred shareholders: Net investment income	(0.03)	(0.09)	(0.02)
Net realized gains	—	(0.01)	—

Net increase from investment operations	2.08	0.20	0.60

Dividends and distributions to common shareholders: Net investment income	(0.47)	(0.93)	(0.23)
Net realized gains	(0.05)	(0.06)	—

Total dividends and distributions	(0.52)	(0.99)	(0.23)

Capital charges with respect to issuance of:
Common shares	—	—	(0.03)
Preferred shares	—	(0.02)	(0.09)

Total capital charges	—	(0.02)	(0.12)

Net asset value, end of period	$ 15.33	$ 13.77	$ 14.58

Market price, end of period	$ 14.93	$ 13.64	$ 14.65

TOTAL INVESTMENT RETURN[3]	13.44%	(0.10)%	(0.75)%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	1.13%[5]	1.14%	1.15%[5]
Expenses before fees waived and paid indirectly	1.62%[5]	1.62%	1.57%[5]
Net investment income after fees waived and paid indirectly and before preferred share dividends	7.91%[5]	7.94%	5.29%[5]
Preferred share dividends	0.47%[5]	0.60%	0.45%[5]
Net investment income available to common shareholders	7.44%[5]	7.34%	4.84%[5]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$ 33,320	$ 32,652	$ 31,611
Portfolio turnover	7%	20%	17%
Net assets of common shareholders, end of period (000)	$ 34,780	$ 31,226	$ 32,981
Preferred shares value outstanding (000)	$ 20,225	$ 20,225	$ 20,225
Asset coverage per preferred share, end of period	$ 67,995	$ 63,602	$ 65,771

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the trusts dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
[5]	Annualized.

The information in the above Financial Highlights represents the unaudited operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each year indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

FINANCIAL HIGHLIGHTS

BlackRock New York Insured Municipal Income Trust (BSE)

		For the period
	Six Months Ended	October 31, 2002[1]
	February 29, 2004	through
	(unaudited)	August 31, 2003

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$ 13.45	$ 14.33[2]

Investment operations:
Net investment income	0.51	0.75
Net realized and unrealized gain (loss)	1.61	(0.75)
Dividends to preferred shareholders from net investment income	(0.04)	(0.07)

Net increase (decrease) from investment operations	2.08	(0.07)

Dividends to common shareholders from net investment income	(0.45)	(0.67)

Capital charges with respect to issuance of:
Common shares	—	(0.03)
Preferred shares	—	(0.11)

Total capital charges	—	(0.14)

Net asset value, end of period	$ 15.08	$ 13.45

Market price, end of period	$ 14.66	$ 13.28

TOTAL INVESTMENT RETURN[3]	13.90%	(7.13)%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[4,5]
Expenses after fees waived and paid indirectly	0.91%	0.87%
Expenses before fees waived and paid indirectly	1.27%	1.22%
Net investment income after fees waived and paid indirectly and before preferred share dividends	7.12%	6.35%
Preferred share dividends	0.49%	0.55%
Net investment income available to common shareholders	6.63%	5.80%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$ 92,548	$ 90,967
Portfolio turnover	7%	80%
Net assets of common shareholders, end of period (000)	$ 97,042	$ 86,431
Preferred shares value outstanding (000)	$ 56,000	$ 56,000
Asset coverage per preferred share, end of period	$ 68,323	$ 63,587

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the trusts dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
[5]	Annualized.

The information in the above Financial Highlights represents the unaudited operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock New York Municipal Bond Trust (BQH)

			For the period
	Six Months Ended		April 30, 2002[1]
	February 29, 2004	Year Ended	through
	(unaudited)	August 31, 2003	August 31, 2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$ 14.15	$ 14.83	$ 14.33[2]

Investment operations:
Net investment income	0.56	1.12	0.25
Net realized and unrealized gain (loss)	1.31	(0.71)	0.62
Dividends and distributions to preferred shareholders: Net investment income	(0.03)	(0.09)	(0.02)
Net realized gains	—	(0.01)	—

Net increase from investment operations	1.84	0.31	0.85

Dividends and distributions to common shareholders: Net investment income	(0.46)	(0.92)	(0.23)
Net realized gains	—	(0.06)	—

Total dividends and distributions	(0.46)	(0.98)	(0.23)

Capital charges with respect to issuance of:
Common shares	—	—	(0.03)
Preferred shares	—	(0.01)	(0.09)

Total capital charges	—	(0.01)	(0.12)

Net asset value, end of period	$ 15.53	$ 14.15	$ 14.83

Market price, end of period	$ 14.52	$ 13.35	$ 14.50

TOTAL INVESTMENT RETURN[3]	12.37%	(1.26)%	(1.78)%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	1.12%[5]	1.12%	1.12%[5]
Expenses before fees waived and paid indirectly	1.60%[5]	1.60%	1.54%[5]
Net investment income after fees waived and paid indirectly and before preferred share dividends	7.58%[5]	7.57%	5.24%[5]
Preferred share dividends	0.42%[5]	0.62%	0.50%[5]
Net investment income available to common shareholders	7.16%[5]	6.95%	4.74%[5]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$ 40,447	$ 40,072	$ 38,183
Portfolio turnover	8%	7%	15%
Net assets of common shareholders, end of period (000)	$ 41,956	$ 38,207	$ 40,062
Preferred shares value outstanding (000)	$ 24,200	$ 24,200	$ 24,200
Asset coverage per preferred share, end of period	$ 68,344	$ 64,473	$ 66,390

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the trusts dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
[5]	Annualized.

The information in the above Financial Highlights represents the unaudited operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

FINANCIAL HIGHLIGHTS

BlackRock New York Municipal Income Trust II (BFY)

			For the period
	Six Months Ended		July 30, 2002[1]
	February 29, 2004	Year Ended	through
	(unaudited)	August 31, 2003	August 31, 2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$ 13.36	$ 14.47	$ 14.33[2]

Investment operations:
Net investment income	0.52	0.98	0.02
Net realized and unrealized gain (loss)	1.54	(0.94)	0.15
Dividends to preferred shareholders from net investment income	(0.04)	(0.10)	—

Net increase (decrease) from investment operations	2.02	(0.06)	0.17

Dividends to common shareholders from net investment income	(0.47)	(0.94)	—

Capital charges with respect to issuance of:
Common shares	—	—	(0.03)
Preferred shares	—	(0.11)	—

Total capital charges	—	(0.11)	(0.03)

Net asset value, end of period	$ 14.91	$ 13.36	$ 14.47

Market price, end of period	$ 14.47	$ 13.12	$ 15.10

TOTAL INVESTMENT RETURN[3]	14.07%	(6.93)%	0.67%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	1.03%[5]	1.00%	1.43%[6]
Expenses before fees waived and paid indirectly	1.28%[5]	1.27%	1.58%[6]
Net investment income after fees waived and paid indirectly and before preferred share dividends	7.33%[5]	6.95%	1.77%[6]
Preferred share dividends	0.57%[5]	0.68%	—%[6]
Net investment income available to common shareholders	6.76%[5]	6.27%	1.77%[6]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$ 70,483	$ 69,863	$ 64,673
Portfolio turnover	5%	40%	—%
Net assets of common shareholders, end of period (000)	$ 73,563	$ 65,953	$ 70,276
Preferred shares value outstanding (000)	$ 44,650	$ 44,650	$ —
Asset coverage per preferred share, end of period	$ 66,191	$ 61,930	$ —

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the trusts dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
[5]	Annualized.
[6]	These annualized ratios are not indicative of future expense ratios, due to the short operating history of the Trust.

The information in the above Financial Highlights represents the unaudited operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

FINANCIAL HIGHLIGHTS

BlackRock Virginia Municipal Bond Trust (BHV)

			For the period
	Six Months Ended		April 30, 2002[1]
	February 29, 2004	Year Ended	through
	(unaudited)	August 31, 2003	August 31, 2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$ 14.46	$ 14.90	$ 14.33[2]

Investment operations:
Net investment income	0.54	1.09	0.27
Net realized and unrealized gain (loss)	1.46	(0.44)	0.65
Dividends and distributions to preferred shareholders: Net investment income	(0.03)	(0.08)	(0.03)
Net realized gains	—	(0.02)	—

Net increase from investment operations	1.97	0.55	0.89

Dividends and distributions to common shareholders: Net investment income	(0.43)	(0.85)	(0.21)
Net realized gains	—	(0.10)	—

Total dividends and distributions	(0.43)	(0.95)	(0.21)

Capital charges with respect to issuance of:
Common shares	—	—	(0.02)
Preferred shares	—	(0.04)	(0.09)

Total capital charges	—	(0.04)	(0.11)

Net asset value, end of period	$ 16.00	$ 14.46	$ 14.90

Market price, end of period	$ 16.40	$ 14.40	$ 15.20

TOTAL INVESTMENT RETURN[3]	17.15%	0.94%	2.81%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	1.17%[5]	1.17%	1.12%[5]
Expenses before fees waived and paid indirectly	1.65%[5]	1.64%	1.54%[5]
Net investment income after fees waived and paid indirectly and before preferred share dividends	7.28%[5]	7.23%	5.70%[5]
Preferred share dividends	0.46%[5]	0.53%	0.54%[5]
Net investment income available to common shareholders	6.82%[5]	6.70%	5.16%[5]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$ 23,215	$ 22,896	$ 21,321
Portfolio turnover	14%	18%	8%
Net assets of common shareholders, end of period (000)	$ 24,325	$ 21,944	$ 22,545
Preferred shares value outstanding (000)	$ 13,525	$ 13,525	$ 13,525
Asset coverage per preferred share, end of period	$ 69,964	$ 65,562	$ 66,674

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the trusts dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
[5]	Annualized.

The information in the above Financial Highlights represents the unaudited operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

NOTES TO FINANCIAL STATEMENTS (unaudited)

Note 1. Organization
&Accounting Policies

BlackRock Insured Municipal Income Trust (“Insured Municipal”), BlackRock California Insured Municipal Income Trust (“California Insured”), BlackRock Florida Insured Municipal Income Trust (“Florida Insured”), BlackRock New York Insured Municipal Income Trust (“New York Insured”) (collectively the “Insured Trusts”), BlackRock Municipal Bond Trust (“Municipal Bond”), BlackRock California Municipal Bond Trust (“California Bond”), BlackRock Florida Municipal Bond Trust (“Florida Bond”), BlackRock Maryland Municipal Bond Trust (“Maryland Bond”), BlackRock New Jersey Municipal Bond Trust (“New Jersey Bond”), BlackRock New York Municipal Bond Trust (“New York Bond”), BlackRock Virginia Municipal Bond Trust (“Virginia Bond”) (collectively the “Bond Trusts”), BlackRock Municipal Income Trust II (“Municipal Income II”), BlackRock California Municipal Income Trust II (“California Income II”) and BlackRock New York Municipal Income Trust II (“New York Income II”) (collectively the “Income II Trusts”) (collectively the “Trusts”) are organized as Delaware statutory trusts. The Insured Trusts were organized on August 19, 2002. They had no transactions until October 19, 2002, when each of the Insured Trusts sold 8,028 common shares for $115,001 to BlackRock Funding, Inc. Investment operations for the Insured Trusts commenced on October 31, 2002. Insured Municipal, Municipal Bond and Municipal Income II are registered as diversified closed-end management investment companies under the Investment Company Act of 1940, as amended. California Insured, California Bond, California Income II, Florida Insured, Florida Bond, Maryland Bond, New Jersey Bond, New York Insured, New York Bond, New York Income II and Virginia Bond are registered as non-diversified closed-end management investment companies under the Investment Company Act of 1940, as amended.

The following is a summary of significant accounting policies followed by the Trusts.

Securities Valuation: Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services selected under the supervision of each Trust’s Board of Trustees or Board of Directors as the case may be (each, a “Board”). In determining the value of a particular security, pricing services may use certain information with respect to transactions in such securities, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. A futures contract is valued at the last sale price as of the close of the commodities exchange on which it trades. Short-term investments may be valued at amortized cost. Investments in other investment companies are valued at net asset value. Any securities or other assets for which such current market quotations are not readily available are valued at fair value as determined in good faith under procedures established by, and under the general supervision and responsibility of, each Trust’s Board.

Securities Transactions and Investment Income: Securities transactions are recorded on trade date. Realized and unrealized gains and losses are calculated on the identified cost basis. Each Trust also records interest income on an accrual basis and amortizes premium and/or accretes discount on securities purchased using the interest method.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract.

Financial futures contracts, when used by the Trusts, help in maintaining a targeted duration. Futures contracts can be sold to effectively shorten an otherwise longer duration portfolio. In the same sense, futures contracts can be purchased to lengthen a portfolio that is shorter than its duration target. Thus, by buying or selling futures contracts, the Trusts may attempt to manage the duration of positions so that changes in interest rates do not change the duration of the portfolio unexpectedly.

Segregation: In cases in which the Investment Company Act of 1940, as amended, and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that each Trust segregate assets in connection with certain investments (e.g., when-issued securities, reverse repurchase agreements or futures contracts), each Trust will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Federal Income Taxes: It is each Trust’s intention to continue to be treated as a regulated investment company under the Internal Revenue Code and to distribute sufficient net income to shareholders. For this reason and because substantially all of the gross income of each Trust consists of tax-exempt interest, no Federal income tax provisions are required.

Dividends and Distributions: Each Trust declares and pays dividends and distributions to common shareholders monthly from net investment income, net realized short-term capital gains and other sources, if necessary. Net long-term capital gains, if any, in excess of loss carryforwards may be distributed annually. Dividends and distributions are recorded on the ex-dividend date. Dividends and distributions to preferred shareholders are accrued and determined as described in Note 4.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by the Trust’s Board, non-interested Trustees/Directors (“Trustees”) are required to defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other BlackRock closed-end trusts selected by the Trustees. This has the same economic effect for the Trustees as if the Trustees had invested the deferred amounts in such Trusts.

The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trust. Each Trust may, however, elect to invest in common shares of those Trusts selected by the Trustees in order to match its deferred compensation obligations.

Note 2. Agreements

Each Trust has an Investment Management Agreement with BlackRock Advisors, Inc. (the “Advisor”), a wholly owned subsidiary of BlackRock, Inc. BlackRock Financial Management, Inc., a wholly owned subsidiary of BlackRock, Inc., serves as sub-advisor to each Trust. BlackRock, Inc. is an indirect majority owned subsidiary of The PNC Financial Services Group, Inc. The investment management agreement covers both investment advisory and administration services.

Each Trust’s investment advisory fee paid to the Advisor is computed weekly, accrued daily and payable monthly based on an annual rate, 0.55% for the Insured Trusts and Income II Trusts and 0.65% for the Bond Trusts, of each Trust’s average weekly managed assets. “Managed assets” means the total assets of a Trust (including any assets attributable to any preferred shares that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage). The Advisor has voluntarily agreed to waive a portion of the investment advisory fee or other expenses of each Trust. With respect to the Insured Trusts the waiver, as a percentage of managed assets, is as follows: 0.20% for the first 5 years of each Trust’s operations, 0.15% in year 6, 0.10% in year 7, and 0.05% in year 8. With respect to the Bond Trusts the waiver, as a percentage of managed assets, is as follows: 0.30% for the first 5 years of each Trust’s operations, 0.25% in year 6, 0.20% in year 7, 0.15% in year 8, 0.10% in year 9 and 0.05% in year 10. With respect to the Income II Trusts the waiver, as a percentage of managed assets, is as follows: 0.15% for the first 5 years of each Trust’s operations, 0.10% in year 6 through year 7, 0.05% in year 8 through year 10.

Pursuant to the agreements, the Advisor provides continuous supervision of the investment portfolio and pays the compensation of officers of each Trust who are affiliated persons of the Advisor, occupancy and certain clerical and accounting costs of each Trust. Each Trust bears all other costs and expenses, which include reimbursements to the Advisor for certain operational support services provided to each Trust.

Pursuant to the terms of each Trust’s custody agreement, each Trust received earnings credits from its custodian for positive cash balances maintained, which are used to offset custody fees.

Note 3. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the period ended February 29, 2004, were as follows:
Trust	Purchases	Sales	Trust	Purchases	Sales

Insured Municipal	$147,204,582	$140,894,975	Florida Bond	$3,061,883	$4,535,224
Municipal Bond	52,666,573	66,026,459	Maryland Bond	3,273,748	3,844,615
Municipal Income II	126,686,511	131,647,513	New Jersey Bond	4,823,537	3,805,865
California Insured	—	3,000,000	New York Insured	8,181,541	8,500,950
California Bond	7,507,184	10,428,814	New York Bond	5,237,378	4,894,945
California Income II	22,919,235	25,729,433	New York Income Trust II	6,040,273	7,978,215
Florida Insured	1,955,883	4,901,525	Virginia Bond	5,123,960	5,039,241

Details of open financial futures contracts at February 29, 2004 were as follows:

					Value at
	Number of		Expiration	Value at Trade	February 29,	Unrealized
Trust	Contracts	Type	Date	Date	2004	Depreciation

Short Positions:
Insured Municipal	1,444	10 Yr. U.S. T-Note	June ’04	$164,118,547	$164,435,500	$316,953
Municipal Bond	532	10 Yr. U.S. T-Note	June ’04	60,464,720	60,581,500	116,780
Municipal Income II	1,227	10 Yr. U.S. T-Note	June ’04	139,455,297	139,724,625	269,328
California Insured	308	10 Yr. U.S. T-Note	June ’04	35,005,970	35,073,500	67,530
California Bond	189	10 Yr. U.S. T-Note	June ’04	21,480,982	21,522,375	41,393
California Income II	510	10 Yr. U.S. T-Note	June ’04	57,964,284	58,076,250	111,966
Florida Insured	430	10 Yr. U.S. T-Note	June ’04	48,871,780	48,966,250	94,470
Florida Bond	148	10 Yr. U.S. T-Note	June ’04	16,821,150	16,853,500	32,350
Maryland Bond	91	10 Yr. U.S. T-Note	June ’04	10,342,213	10,362,625	20,412
New Jersey Bond	135	10 Yr. U.S. T-Note	June ’04	15,343,570	15,373,125	29,555
New York Insured	319	10 Yr. U.S. T-Note	June ’04	36,256,181	36,326,125	69,944
New York Bond	122	10 Yr. U.S. T-Note	June ’04	13,866,030	13,892,750	26,720
New York Income II	216	10 Yr. U.S. T-Note	June ’04	24,549,549	24,597,000	47,451
Virginia Bond	82	10 Yr. U.S. T-Note	June ’04	9,319,866	9,337,750	17,884

Note 4. Distributions to Shareholders

The tax character of distributions paid during the period ended February 29, 2004 and the year ended August 31, 2003 were as follows:

	Period ended February 29, 2004				Year ended August 31, 2003

			Long-term				Long-term
	Tax-exempt	Ordinary	Capital	Total	Tax-exempt	Ordinary	Capital	Total
Trust	Income	Income	Gain	Distributions	Income	Income	Gain	Distributions

Insured Municipal	$13,281,307	$ —	$ —	$13,281,307	$20,038,910	$ —	$ —	$20,038,910
Municipal Bond	5,651,393	—	—	5,651,393	11,285,917	597,573	—	11,883,490
Municipal Income II	12,389,955	—	—	12,389,955	25,082,459	—	—	25,082,459
California Insured	2,556,393	73,747	—	2,630,140	3,860,751	—	—	3,860,751
California Bond	1,707,290	232,979	9,007	1,949,276	3,437,724	314,651	—	3,752,375
California Income II	4,210,362	—	—	4,210,362	8,464,717	—	—	8,464,717
Florida Insured	4,223,492	718,777	—	4,942,269	6,444,887	—	—	6,444,887
Florida Bond	1,676,978	80,865	—	1,757,843	3,332,440	211,968	—	3,544,408
Maryland Bond	942,050	—	—	942,050	1,889,448	83,572	—	1,973,020
New Jersey Bond	1,148,434	121,410	—	1,269,844	2,305,459	159,954	—	2,465,413
New York Insured	3,121,245	—	—	3,121,245	4,747,699	—	—	4,747,699
New York Bond	1,333,373	—	—	1,333,373	2,725,833	176,602	—	2,902,435
New York Income II	2,530,301	—	—	2,530,301	5,138,475	—	—	5,138,475
Virginia Bond	712,779	—	—	712,779	1,410,518	174,265	—	1,584,783

As of February 29, 2004, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed
	Tax-exempt	Long-term	Unrealized Net
Trust	Income	Gain (Loss)	Appreciation

Insured Municipal	$2,126,387	$ —	$36,165,844
Municipal Bond	2,519,763	—	13,308,313
Municipal Income II	2,729,020	—	22,963,937
California Insured	432,505	—	3,390,461
California Bond	781,590	—	3,043,857
California Income II	—	—	5,488,860
Florida Insured	475,782	—	7,479,738
Florida Bond	672,272	—	4,873,699
Maryland Bond	450,333	—	2,737,028
New Jersey Bond	444,940	25,128	2,207,497
New York Insured	248,780	—	6,122,711
New York Bond	495,691	—	3,561,052
New York Income II	—	—	4,771,218
Virginia Bond	408,080	—	2,532,385

Note 5. Capital

There are an unlimited number of $0.001 par value common shares of beneficial interest authorized for each Trust. Each Trust may classify or reclassify any unissued common shares into one or more series of Auction Market Preferred Shares (“preferred shares”). At February 29, 2004, the shares outstanding and the shares owned by affiliates of the Advisor of each Trust were as follows:

	Common			Common
	Shares	Common		Shares	Common
Trust	Outstanding	Shares Owned	Trust	Outstanding	Shares Owned

Insured Municipal	26,149,334	8,028	Florida Municipal	3,309,483	7,679
Municipal Bond	10,123,055	7,679	Maryland Municipal	2,014,422	7,679
Municipal Income II	22,781,072	8,027	New Jersey Municipal	2,269,366	7,679
California Insured	5,267,067	8,028	New York Insured	6,436,539	8,028
California Municipal	3,351,150	7,679	New York Bond	2,700,991	7,679
California Municipal II	7,981,621	8,027	New York Income II	4,935,268	8,027
Florida Insured	8,718,823	8,028	Virginia Bond	1,519,916	7,679

During the period ended February 29, 2004, Insured Municipal, Municipal Income II, California Insured, California Income II, Maryland Bond, New Jersey Bond, New York Insured and Virginia Bond issued additional shares under their dividend reinvestment plans of 23,876, 7,680, 3,042, 7,208, 301, 1,848, 12,431 and 2,875, respectively. Transactions in common shares of beneficial interest for the year ended August 31, 2003, were as follows:

	Shares from

	Initial
	Public Offering	Underwriters’ Exercising	Reinvestment	Net Increase in
Trust	October 31, 2002	the Over-allotment Option	of Dividends	Shares Outstanding

Insured Municipal	24,008,028	2,000,000	117,430	26,125,458
Municipal Bond	—	—	12,096	12,096
Municipal Income II	—	300,000	15,364	315,364
California Insured	5,008,028	250,000	5,997	5,264,025
California Bond	—	—	840	840
California Income II	—	150,000	16,385	166,385
Florida Insured	8,008,028	700,000	10,795	8,718,823
Florida Bond	—	—	1,232	1,232
Maryland Bond	—	—	1,240	1,240
New Jersey Bond	—	—	5,212	5,212
New York Insured	6,008,028	400,000	16,080	6,424,108
New York Bond	—	—	—	—
New York Income II	—	75,000	2,240	77,240
Virginia Bond	—	—	4,017	4,017

Offering costs incurred in connection with the Trusts’ offering of common shares have been charged against the proceeds from the initial common share offering of the common shares were as follows:

Trust	Offering Costs

Insured Municipal	$765,000
California Insured	142,500
Florida Insured	246,000
New York Insured	177,000

As of February 29, 2004, each Trust had the following series of preferred shares outstanding as listed in the table below. The preferred shares have a liquidation value of $25,000 per share plus any accumulated unpaid dividends.

Trust	Series	Shares	Trust	Series	Shares

Insured Municipal	M7	3,053	California Income II	T7	1,439
	R7	3,053		R7	1,439
	F7	3,053	Florida Insured	M7	3,040
Municipal Bond	T7	1,810	Florida Bond	W7	1,191
	R7	1,810	Maryland Bond	R7	720
Municipal Income II	M7	2,055	New Jersey Bond	M7	809
	T7	2,056	New York Insured	R7	2,240
	W7	2,055	New York Bond	T7	968
	R7	2,056	New York Income II	W7	1,786
California Insured	F7	1,860	Virginia Bond	R7	541
California Bond	F7	1,199

Underwriting discounts and offering costs incurred in connection with the preferred share offerings for the period ended February 29, 2004, and the year ended August 31, 2003 have been charged to paid-in capital in excess of par of the common shares as follows.

	Underwriting	Offering		Underwriting	Offering
Trust	Discount	Cost	Trust	Discount	Cost

Insured Municipal	2,289,750	369,482	Florida Bond	—	28,492
Municipal Bond	—	(128,162)	Maryland Bond	—	50,675
Municipal Income II	2,055,500	239,168	New Jersey Bond	—	48,427
California Insured	465,000	144,518	New York Insured	560,000	151,970
California Bond	—	21,849	New York Bond	—	37,459
California Income II	719,500	129,975	New York Income II	446,500	120,782
Florida Insured	760,000	184,848	Virginia Bond	—	58,033

Dividends on seven-day preferred shares are cumulative at a rate which is reset every seven days based on the results of an auction. The dividend ranges on the preferred shares for each of the Trusts for the period ended February 29, 2004, were as follows:

Trust	Low	High	Trust	Low	High

Insured Municipal	0.63%	1.30%	Florida Bond	0.70%	1.40%
Municipal Bond	0.45	1.35	Maryland Bond	0.60	1.30
Municipal Income II	0.45	1.40	New Jersey Bond	0.40	2.10
California Insured	0.54	1.01	New York Insured	0.45	1.20
California Bond	0.40	1.93	New York Bond	0.40	0.90
California Income II	0.50	1.40	New York Income II	0.80	1.10
Florida Insured	0.75	1.97	Virginia Bond	0.40	1.03

A Trust may not declare dividends or make other distributions on common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding preferred shares would be less than 200%.

The preferred shares are redeemable at the option of each Trust, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated unpaid dividends whether or not declared. The preferred shares are also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of a Trust, as set forth in each Trust’s Declaration of Trust, are not satisfied.

The holders of preferred shares have voting rights equal to the holders of common shares (one vote per share) and will vote together with holders of common shares as a single class. However, holders of preferred shares, voting as a separate class, are also entitled to elect two Trustees for each Trust. In addition, the Investment Company Act of 1940, as amended, requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the preferred shares, (b) change a Trust’s subclassification as a closed-end investment company or change its fundamental investment restrictions and (c) change its business so as to cease to be an investment company.

Note 6. Dividends

Subsequent to February 29, 2004, the Board of each Trust declared dividends from undistributed earnings per common share payable April 1, 2004, to shareholders of record on March 15, 2004. The per share common dividends declared were as follows:

	Common Dividend		Common Dividend
Trust	Per Share	Trust	Per Share

Insured Municipal	$0.078125	Florida Bond	0.077808
Municipal Bond	0.086375	Maryland Bond	0.071350
Municipal Income II	0.083750	New Jersey Bond	0.078582
California Insured	0.075000	New York Insured	0.075000
California Bond	0.079656	New York Bond	0.077099
California Income II	0.081250	New York Income II	0.078750
Florida Insured	0.075000	Virgina Bond	0.072428

The dividends declared on preferred shares for the period March 1, 2004 to March 31, 2004, for each of the Trusts were as follows:

		Dividends			Dividends
Trust	Series	Declared	Trust	Series	Declared

Insured Municipal	M7	$66,647	California Income II	T7	$28,305
	R7	47,525		R7	22,434
	F7	66,586	Florida Insured	M7	52,622
Municipal Bond	T7	33,612	Florida Bond	W7	17,496
	R7	30,535	Maryland Bond	R7	10,109
Municipal Income II	M7	42,497	New Jersey Bond	M7	14,950
	T7	41,449	New York Insured	R7	35,034
	W7	34,503	New York Bond	T7	19,089
	R7	31,169	New York Income II	W7	24,915
California Insured	F7	38,242	Virginia Bond	R7	4,317
California Bond	F7	24,136

DIVIDEND REINVESTMENT PLANS

Pursuant to each Trust’s Dividend Reinvestment Plan (the “Plan”), common shareholders are automatically enrolled to have all distributions of dividends and capital gains reinvested by EquiServe Trust Company, N.A. (the “Plan Agent”) in the respective Trust’s shares pursuant to the Plan. Shareholders who elect not to participate in the Plan will receive all distributions in cash paid by check and mailed directly to the shareholders of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent.

The Plan Agent serves as agent for the shareholders in administering the Plan. After a Trust declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of unissued but authorized shares from the Trust (“newly issued shares”) or (ii) by purchase of outstanding shares on the open market, on the Trust’s primary exchange or elsewhere (“open-market purchases”). If, on the dividend payment date, the net asset value per share (“NAV”) is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as “market premium”), the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant’s account will be determined by dividing the dollar amount of the dividend by the NAV on the date the shares are issued. However, if the NAV is less than 95% of the market price on the payment date, the dollar amount of the dividend will be divided by 95% of the market price on the payment date. If, on the dividend payment date, the NAV is greater than the market value per share plus estimated brokerage commissions (such condition being referred to herein as “market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participants in open-market purchases.

Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution.

The Plan Agent’s fees for the handling of the reinvestment of dividends and distributions will be paid by each Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends and distributions. The automatic reinvestment of dividends and distributions will not relieve participants of any Federal income tax that may be payable on such dividends or distributions.

Each Trust reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, each Trust reserves the right to amend the Plan to include a service charge payable by the participants. Participants that request a sale of shares through the Plan Agent are subject to a $2.50 sales fee and a $0.15 per share sold brokerage commission. All correspondence concerning the Plan should be directed to the Plan Agent at 150 Royall Street, Canton, MA 02021, or by calling (800) 699-1BFM.

ADDITIONAL INFORMATION (unaudited)

Quarterly performance and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com/funds/cefunds/index.html. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended, to incorporate BlackRock’s website into this report.

Certain of the officers of the Trusts listed on the inside back cover of this Report to Shareholders are also officers of the Advisor or Sub-Advisor. They serve in the following capacities for the Advisor or Sub-Advisor: Robert S. Kapito—Director and Vice Chairman of the Advisor and the Sub-Advisor, Kevin M. Klingert, Henry Gabbay and Anne Ackerley—Managing Directors of the Advisor and the Sub-Advisor, Richard M. Shea and James Kong—Managing Directors of the Sub-Advisor, Vincent B. Tritto—Director of the Sub-Advisor, and Brian P. Kindelan—Director of the Advisor.

BlackRock Closed-End Funds

Trustees
Ralph L. Schlosstein, Chairman
Andrew F. Brimmer
Richard E. Cavanagh
Kent Dixon
Frank J. Fabozzi
Robert S. Kapito
James Clayburn La Force, Jr.
Walter F. Mondale

Officers
Robert S. Kapito, President
Henry Gabbay, Treasurer
Anne Ackerley, Vice President
Kevin M. Klingert, Vice President
Richard M. Shea, Vice President/Tax
James Kong, Assistant Treasurer
Vincent B. Tritto, Secretary
Brian P. Kindelan, Assistant Secretary

Investment Advisor
BlackRock Advisors, Inc.
100 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM

Sub-Advisor
BlackRock Financial Management, Inc.
40 East 52nd Street
New York, NY 10022

Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Transfer Agent
EquiServe Trust Company, N.A.
150 Royall Street
Canton, MA 02021
(800) 699-1BFM

Auction Agent[1] Bank of New York
100 Church Street, 8th Floor
New York, NY 10286

Auction Agent[2] Deutsche Bank Trust Company Americas
60 Wall Street, 27th Floor
New York, NY 10005

Independent Accountants
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
Four Times Square
New York, NY 10036

Legal Counsel – Independent Trustees
Debevoise & Plimpton, LLP
919 Third Avenue
New York, NY 10022

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

BlackRock Closed-End Funds
c/o BlackRock Advisors, Inc.
100 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM

1     For the Insured Trusts and Bond Trusts.

2     For the Income II Trusts.

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trusts at (800) 227-7BFM.

The Trusts have delegated to the Advisor the voting of proxies relating to their voting securities pursuant to the Advisor’s proxy voting policies and procedures. You may obtain a copy of these proxy voting policies and procedures, without charge, by calling (800) 699-1236. These policies and procedures are also available on the website of the Securities and Exchange Commission at http://www.sec.gov.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

CEF-SEMI-1

ITEM 2. CODE OF ETHICS.
Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable for semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENTS.
Not applicable for reports for periods ending on or before July 9, 2004.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable for semi-annual reports.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND
AFFILIATED PURCHASERS.
Not applicable for reports covering periods ending on or before June 15, 2004.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures are effective, as of a date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3) Not applicable.

(b) Certification of Principal Executive Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    BlackRock New York Municipal Bond Trust

By: /s/ Henry Gabbay
      ----------------------------------------------------------------------------------------------------------------
Name: Henry Gabbay
Title: Treasurer
Date: May 6, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
      ----------------------------------------------------------------------------------------------------------------
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: May 6, 2004

By: /s/ Henry Gabbay
      ----------------------------------------------------------------------------------------------------------------
Name: Henry Gabbay
Title: Principal Financial Officer
Date: May 6, 2004

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